                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period: September 30, 2004
                         -------------------------

Item 1. Reports to Stockholders

        SunAmerica Income Funds, Semiannual Report at September 30, 2004.

                                    [GRAPHIC]


  SunAmerica

                           THE RETIREMENT SPECIALIST
                                                                   Income Funds

                                         2004 SEMIANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

        September 30, 2004                                     SEMIANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

                    SHAREHOLDER LETTER.................  2
                    EXPENSE EXAMPLE....................  3
                    STATEMENT OF ASSETS AND LIABILITIES  5
                    STATEMENT OF OPERATIONS............  7
                    STATEMENT OF CHANGES IN NET ASSETS.  9
                    FINANCIAL HIGHLIGHTS............... 12
                    PORTFOLIO OF INVESTMENTS........... 18
                    NOTES TO FINANCIAL STATEMENTS...... 60
                    TRUSTEE INFORMATION................ 77

        Shareholder Letter


Dear Shareholders:

While yields ended the Funds' semiannual reporting period relatively unchanged, the intervening six months were very volatile for the fixed income market. Inflation fears fueled weakness early in the reporting period, but the U.S. Treasury market rallied in the third quarter as job growth and consumer spending slowed. The yield on the bell weather ten-year U.S. Treasury closed at 4.1%, little removed from its 3.9% level at the start of the period. In the interim, the Federal Reserve increased its federal funds rate by a total of 75 basis points to 1.75%.

The second quarter opened with the March payroll report showing job growth averaging 200,000-300,000 jobs/month. This was significantly higher than expected, and spurred concerns that the Federal Reserve's generous monetary stimulus policy would soon end. Higher oil prices and a troublesome up-tick in core inflation added to investor pessimism. Core inflation--the Consumer Price Index (CPI) minus food and energy prices--rose from 1.5 to 1.8%.

On June 30, the Federal Reserve boosted the federal funds rate 25 basis points. Initially, the credit markets faltered as investors reacted to the resultant decline in liquidity associated with such a change in policy. But evidence of a cooling of the economy surfaced early in the third quarter and the markets rallied. The June non-farm payrolls report showed job growth at a disappointing 100,000-150,000 jobs/month, and inflation indicators remained tepid. In the absence of global growth, escalating oil prices continued to dampen spending power.

Despite signs that the uptick in inflation was transitory, the Federal Reserve again raised the fed fund rates another 25 basis points in early August and once again in mid-September. Investors shook off the hike, however, reading the Fed's measured approach as a signal that the strong environment for fixed income securities would remain.

Throughout the six-month period fixed income investors were rewarded for risk. Buoyed by low volatility Treasuries, GNMAs and mortgage-backed securities (MBS) performed well. The third quarter witnessed a significant flattening of the yield curve as yields on 2-year and 10-year Treasury notes fell by 7 and 45 basis points, respectively. Nevertheless, lower rated credits outperformed.

The high-yield market benefited the most, with the lower rated sectors exhibiting the best performance. Default rates remained at historic lows. Emerging market debt kept pace, bolstered by the stable dollar and strong commodity and oil markets. Investment grade corporate credits also benefited from strengthening balance sheets and reduced supply. Investment grade issuance declined across the board as companies turned to stock buybacks and demand overseas grew for US credit.

The municipal market continued to provide an attractive after-tax alternative, outperforming Treasuries as a result of lower new issue supply and strong demand from Property and Casualty Insurance companies. With municipalities reaping higher tax revenues and improving budgets, the need to float new municipal issues is declining. The 10-year AAA Municipal yield, as a percent of the 10-year Treasury Note yield, finished the period at 84.1% as compared to 89.1% at the start.

Thank you for your continued investment in our Funds and we encourage you to visit our website, www.sunamericafunds.com, for more information.

Sincerely,

The AIG SunAmerica Income Funds Investment Professionals

AIG SunAmerica Asset Management Corp.                               AIG Global Investment Corp.
Michael Cheah                                                       Greg Braun          Steven Guterman
Brian Tesseyman                                                     Hutch Bryan         Rob Vandem Assem
Brian Wiese

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2004 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2004 and held until September 30, 2004.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column and the "Expense Ratio" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column and the "Expense Ratio" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2004 -- (unaudited) (continued)

                                                    Actual                                       Hypothetical
                                ----------------------------------------------- -----------------------------------------------
                                                                                                  Ending Account
                                                  Ending Account  Expenses Paid                   Value Using a   Expenses Paid
                                                   Value Using     During the                    Hypothetical 5%   During the
                                   Beginning      Actual Return   Period Ended     Beginning      Assumed Return  Period Ended
                                 Account Value   at September 30, September 30,  Account Value   at September 30, September 30,
                                at April 1, 2004       2004           2004*     at April 1, 2004       2004           2004*
                                ---------------- ---------------- ------------- ---------------- ---------------- -------------
Core Bond Fund@
  Class A #....................    $1,000.00        $1,007.18        $ 6.14        $1,000.00        $1,018.95        $ 6.17
  Class B #....................    $1,000.00        $1,003.88        $ 9.39        $1,000.00        $1,015.69        $ 9.45
  Class C #....................    $1,000.00        $1,003.90        $ 9.39        $1,000.00        $1,015.69        $ 9.45
  Class I #....................    $1,000.00        $1,007.70        $ 5.64        $1,000.00        $1,019.45        $ 5.67
  Class Z #....................    $1,000.00        $1,010.06        $ 3.28        $1,000.00        $1,021.81        $ 3.29
U.S. Government Securities Fund
  Class A #....................    $1,000.00        $  999.11        $ 4.96        $1,000.00        $1,020.10        $ 5.01
  Class B #....................    $1,000.00        $  995.89        $ 8.21        $1,000.00        $1,016.85        $ 8.29
  Class C #....................    $1,000.00        $  994.82        $ 8.20        $1,000.00        $1,016.85        $ 8.29
GNMA Fund
  Class A #....................    $1,000.00        $1,005.59        $ 4.98        $1,000.00        $1,020.10        $ 5.01
  Class B #....................    $1,000.00        $1,003.24        $ 8.24        $1,000.00        $1,016.85        $ 8.29
  Class C #....................    $1,000.00        $1,003.25        $ 8.24        $1,000.00        $1,016.85        $ 8.29
  Class X......................    $1,000.00        $1,007.59        $ 3.88        $1,000.00        $1,021.21        $ 3.90
Strategic Bond Fund@
  Class A #....................    $1,000.00        $1,030.50        $ 7.28        $1,000.00        $1,017.90        $ 7.23
  Class B #....................    $1,000.00        $1,027.18        $10.57        $1,000.00        $1,014.64        $10.50
  Class C #....................    $1,000.00        $1,027.20        $10.57        $1,000.00        $1,014.64        $10.50
High Yield Bond Fund@
  Class A #....................    $1,000.00        $1,045.28        $ 7.23        $1,000.00        $1,018.00        $ 7.13
  Class B #....................    $1,000.00        $1,042.36        $10.55        $1,000.00        $1,014.74        $10.40
  Class C #....................    $1,000.00        $1,041.92        $10.54        $1,000.00        $1,014.74        $10.40
  Class Z #....................    $1,000.00        $1,050.87        $ 4.22        $1,000.00        $1,020.96        $ 4.15
Tax Exempt Insured Fund
  Class A......................    $1,000.00        $1,008.85        $ 6.29        $1,000.00        $1,018.80        $ 6.33
  Class B......................    $1,000.00        $1,006.17        $ 9.76        $1,000.00        $1,015.34        $ 9.80
  Class C #....................    $1,000.00        $1,006.10        $ 9.81        $1,000.00        $1,015.29        $ 9.85




                                Expense Ratio
                                    as of
                                September 30,
                                    2004*
                                -------------
Core Bond Fund@
  Class A #....................     1.22%
  Class B #....................     1.87%
  Class C #....................     1.87%
  Class I #....................     1.12%
  Class Z #....................     0.65%
U.S. Government Securities Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
GNMA Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
  Class X......................     0.77%
Strategic Bond Fund@
  Class A #....................     1.43%
  Class B #....................     2.08%
  Class C #....................     2.08%
High Yield Bond Fund@
  Class A #....................     1.41%
  Class B #....................     2.06%
  Class C #....................     2.06%
  Class Z #....................     0.82%
Tax Exempt Insured Fund
  Class A......................     1.25%
  Class B......................     1.94%
  Class C #....................     1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, the "Hypothetical Ending Account Value", the "Actual/Hypothetical Expenses Paid During the Period" and the "Expenses Ratios" would have been higher for a Fund that reimbursed or waived fees and expenses.
@ Effective September 1, 2004, the following Funds had changes to their expense cap. Had the expense changes been in effect for the entire period, the Expense Example would have been as follows:

                                         Actual                                       Hypothetical
                     ----------------------------------------------- -----------------------------------------------
                                                                                       Ending Account
                                       Ending Account  Expenses Paid                   Value Using a   Expenses Paid
                                        Value Using     During the                    Hypothetical 5%   During the
                        Beginning      Actual Return   Period Ended     Beginning      Assumed Return  Period Ended
                      Account Value   at September 30, September 30,  Account Value   at September 30, September 30,
                     at April 1, 2004       2004           2004*     at April 1, 2004       2004           2004*
                     ---------------- ---------------- ------------- ---------------- ---------------- -------------
Core Bond Fund
  Class A...........    $1,000.00        $1,007.18        $ 5.53        $1,000.00        $1,019.55        $ 5.57
  Class B...........    $1,000.00        $1,003.88        $ 8.79        $1,000.00        $1,016.29        $ 8.85
  Class C...........    $1,000.00        $1,003.90        $ 8.79        $1,000.00        $1,016.29        $ 8.85
  Class I...........    $1,000.00        $1,007.70        $ 5.03        $1,000.00        $1,020.05        $ 5.06
  Class Z...........    $1,000.00        $1,010.06        $ 2.67        $1,000.00        $1,022.41        $ 2.69
Strategic Bond Fund
  Class A...........    $1,000.00        $1,030.50        $ 7.13        $1,000.00        $1,018.05        $ 7.08
  Class B...........    $1,000.00        $1,027.18        $10.42        $1,000.00        $1,014.79        $10.35
  Class C...........    $1,000.00        $1,027.20        $10.42        $1,000.00        $1,014.79        $10.35
High Yield Bond Fund
  Class A...........    $1,000.00        $1,045.28        $ 6.97        $1,000.00        $1,018.25        $ 6.88
  Class B...........    $1,000.00        $1,042.36        $10.29        $1,000.00        $1,014.99        $10.15
  Class C...........    $1,000.00        $1,041.92        $10.29        $1,000.00        $1,014.99        $10.15
  Class Z...........    $1,000.00        $1,050.87        $ 4.06        $1,000.00        $1,021.11        $ 4.00




                     Expense Ratio
                         as of
                     September 30,
                         2004*
                     -------------
Core Bond Fund
  Class A...........     1.10%
  Class B...........     1.75%
  Class C...........     1.75%
  Class I...........     1.00%
  Class Z...........     0.53%
Strategic Bond Fund
  Class A...........     1.40%
  Class B...........     2.05%
  Class C...........     2.05%
High Yield Bond Fund
  Class A...........     1.36%
  Class B...........     2.01%
  Class C...........     2.01%
  Class Z...........     0.79%

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2004 -- (unaudited)

                                                                          U.S. Government                 Strategic
                                                              Core Bond     Securities        GNMA          Bond
                                                                Fund           Fund           Fund          Fund
                                                            ------------  --------------- ------------  ------------
ASSETS:
Investment securities, at value* (unaffiliated)............ $205,069,014   $221,199,275   $445,576,712  $ 99,933,068
Short term securities, at value*...........................    5,000,000             --             --       353,000
Repurchase agreements (cost equals market).................    4,274,000     45,064,000    237,540,000       549,000
Cash.......................................................      406,941             --             --     2,945,479
Foreign cash*..............................................           --             --             --        89,296
Deposit with broker for securities sold short..............           --             --             --            --
Receivable for:
  Shares of beneficial interest sold.......................       69,860        127,246        413,868       167,771
  Dividends and interest...................................    2,073,945      1,264,556      1,723,567     1,674,376
  Investments sold.........................................    3,996,204      6,036,583     15,412,877     1,405,779
Prepaid expenses and other assets..........................        2,814          2,839          6,117         1,089
Due from investment adviser for expense reimbursements/fee
 waivers...................................................       21,310         68,696         82,376         4,537
                                                            ------------   ------------   ------------  ------------
  Total assets.............................................  220,914,088    273,763,195    700,755,517   107,123,395
                                                            ------------   ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................    6,381,734        386,920      1,190,051       178,437
  Investments purchased....................................    9,295,243     43,121,073    168,365,938     2,689,513
  Investment advisory and management fees..................      102,748        123,781        200,280        56,351
  Distribution and service maintenance fees................       53,221         90,143        248,712        61,339
  Transfer agent fees and expenses.........................       36,807         35,523         97,182        17,857
Dividends payable..........................................        8,518        143,928        128,162       239,780
Trustees' fees and expenses................................       29,888        110,132         46,617        26,439
Other accrued expenses.....................................      213,795         63,307         53,785        70,012
Securities sold short, at value#...........................           --             --             --            --
Unrealized depreciation on forward foreign currency
 contracts.................................................           --             --             --        21,169
Due to custodian...........................................           --        186,273        457,731            --
                                                            ------------   ------------   ------------  ------------
  Total liabilities........................................   16,121,954     44,261,080    170,788,458     3,360,897
                                                            ------------   ------------   ------------  ------------
   Net assets.............................................. $204,792,134   $229,502,115   $529,967,059  $103,762,498
                                                            ============   ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............. $    197,830   $    242,510   $    469,961  $    305,273
Paid-in capital............................................  202,753,905    239,310,553    528,258,776   133,965,041
                                                            ------------   ------------   ------------  ------------
                                                             202,951,735    239,553,063    528,728,737   134,270,314
Accumulated undistributed net investment income (loss).....     (281,380)      (475,660)      (919,603)      101,394
Accumulated undistributed net realized gain (loss) on
 investments, securities sold short and foreign exchange
 transactions..............................................      623,784    (11,687,764)       479,563   (34,575,740)
Unrealized appreciation (depreciation) on investments......    1,497,995      2,112,476      1,678,362     3,981,282
Unrealized appreciation (depreciation) on securities sold
 short.....................................................           --             --             --            --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................           --             --             --       (14,752)
                                                            ------------   ------------   ------------  ------------
Net assets................................................. $204,792,134   $229,502,115   $529,967,059  $103,762,498
                                                            ============   ============   ============  ============
*Cost......................................................
  Investment securities (unaffiliated)..................... $203,571,019   $219,086,799   $443,898,350  $ 95,951,786
                                                            ============   ============   ============  ============
  Short-term securities.................................... $  5,000,000   $         --   $         --  $    353,000
                                                            ============   ============   ============  ============
  Foreign cash............................................. $         --   $         --   $         --  $     86,988
                                                            ============   ============   ============  ============
#Proceeds from securities sold short....................... $         --   $         --   $         --  $         --
                                                            ============   ============   ============  ============

                                                              High Yield    Tax Exempt
                                                                 Bond        Insured
                                                                 Fund          Fund
                                                            -------------  -----------
ASSETS:
Investment securities, at value* (unaffiliated)............ $ 310,672,713  $73,744,753
Short term securities, at value*...........................            --    8,610,222
Repurchase agreements (cost equals market).................    11,647,000           --
Cash.......................................................       792,859           --
Foreign cash*..............................................       141,449           --
Deposit with broker for securities sold short..............       188,384           --
Receivable for:
  Shares of beneficial interest sold.......................     1,449,705        9,308
  Dividends and interest...................................     7,188,902    1,111,993
  Investments sold.........................................     3,184,119    2,260,069
Prepaid expenses and other assets..........................         3,297        1,038
Due from investment adviser for expense reimbursements/fee
 waivers...................................................        10,215          534
                                                            -------------  -----------
  Total assets.............................................   335,278,643   85,737,917
                                                            -------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed...................       459,650       52,400
  Investments purchased....................................     7,195,144    4,218,209
  Investment advisory and management fees..................       195,209       34,380
  Distribution and service maintenance fees................       133,624       34,003
  Transfer agent fees and expenses.........................        51,283       19,414
Dividends payable..........................................       764,157       75,722
Trustees' fees and expenses................................        48,281       34,777
Other accrued expenses.....................................        29,021       60,388
Securities sold short, at value#...........................       180,733           --
Unrealized depreciation on forward foreign currency
 contracts.................................................            --           --
Due to custodian...........................................            --           --
                                                            -------------  -----------
  Total liabilities........................................     9,057,102    4,529,293
                                                            -------------  -----------
   Net assets.............................................. $ 326,221,541  $81,208,624
                                                            =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............. $     768,196  $    62,112
Paid-in capital............................................   438,240,788   75,879,979
                                                            -------------  -----------
                                                              439,008,984   75,942,091
Accumulated undistributed net investment income (loss).....    (1,681,237)     (23,669)
Accumulated undistributed net realized gain (loss) on
 investments, securities sold short and foreign exchange
 transactions..............................................  (114,759,280)     435,795
Unrealized appreciation (depreciation) on investments......     3,652,124    4,854,407
Unrealized appreciation (depreciation) on securities sold
 short.....................................................           568           --
Unrealized foreign exchange gain (loss) on other assets and
 liabilities...............................................           382           --
                                                            -------------  -----------
Net assets................................................. $ 326,221,541  $81,208,624
                                                            =============  ===========
*Cost......................................................
  Investment securities (unaffiliated)..................... $ 307,020,589  $68,890,346
                                                            =============  ===========
  Short-term securities.................................... $          --  $ 8,610,222
                                                            =============  ===========
  Foreign cash............................................. $     141,067  $        --
                                                            =============  ===========
#Proceeds from securities sold short....................... $     181,301  $        --
                                                            =============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30,
        2004 -- (unaudited) (continued)

                                                                                 U.S. Government               Strategic
                                                                     Core Bond     Securities        GNMA        Bond
                                                                       Fund           Fund           Fund        Fund
                                                                    ------------ --------------- ------------ -----------
Class A (unlimited shares authorized):
Net assets......................................................... $156,489,529  $187,139,493   $338,607,780 $45,953,392
Shares of beneficial interest issued and outstanding...............   15,119,621    19,774,712     30,058,834  13,528,119
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................... $      10.35  $       9.46   $      11.26 $      3.40
Maximum sales charge (4.75% of offering price).....................         0.52          0.47           0.56        0.17
                                                                    ------------  ------------   ------------ -----------
Maximum offering price to public................................... $      10.87  $       9.93   $      11.82 $      3.57
                                                                    ============  ============   ============ ===========
Class B (unlimited shares authorized):
Net assets......................................................... $  5,094,145  $ 30,087,628   $116,385,836 $34,851,552
Shares of beneficial interest issued and outstanding...............      493,410     3,177,971     10,304,148  10,265,129
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $      10.32  $       9.47   $      11.30 $      3.40
                                                                    ============  ============   ============ ===========
Class C (unlimited shares authorized):
Net assets......................................................... $  4,736,111  $ 12,274,994   $ 65,476,697 $22,957,554
Shares of beneficial interest issued and outstanding...............      458,089     1,298,290      5,791,109   6,734,020
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $      10.34  $       9.45   $      11.31 $      3.41
                                                                    ============  ============   ============ ===========
Class I (unlimited shares authorized):
Net assets......................................................... $  1,846,430  $         --   $         -- $        --
Shares of beneficial interest issued and outstanding...............      178,175            --             --          --
Net asset value, offering and redemption price per share........... $      10.36  $         --   $         -- $        --
                                                                    ============  ============   ============ ===========
Class Z (unlimited shares authorized):
Net assets......................................................... $ 36,625,919  $         --   $         -- $        --
Shares of beneficial interest issued and outstanding...............    3,533,705            --             --          --
Net asset value, offering and redemption price per share........... $      10.36  $         --   $         -- $        --
                                                                    ============  ============   ============ ===========
Class X (unlimited shares authorized):
Net assets......................................................... $         --  $         --   $  9,496,746 $        --
Shares of beneficial interest issued and outstanding...............           --            --        841,981          --
Net asset value, offering and redemption price per share........... $         --  $         --   $      11.28 $        --
                                                                    ============  ============   ============ ===========

                                                                     High Yield  Tax Exempt
                                                                        Bond      Insured
                                                                        Fund        Fund
                                                                    ------------ -----------
Class A (unlimited shares authorized):
Net assets......................................................... $122,280,713 $64,855,620
Shares of beneficial interest issued and outstanding...............   28,845,767   4,960,983
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)...................... $       4.24 $     13.07
Maximum sales charge (4.75% of offering price).....................         0.21        0.65
                                                                    ------------ -----------
Maximum offering price to public................................... $       4.45 $     13.72
                                                                    ============ ===========
Class B (unlimited shares authorized):
Net assets......................................................... $ 66,535,909 $10,475,911
Shares of beneficial interest issued and outstanding...............   15,667,721     800,830
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $       4.25 $     13.08
                                                                    ============ ===========
Class C (unlimited shares authorized):
Net assets......................................................... $ 55,643,428 $ 5,877,093
Shares of beneficial interest issued and outstanding...............   13,051,236     449,347
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).................. $       4.26 $     13.08
                                                                    ============ ===========
Class I (unlimited shares authorized):
Net assets......................................................... $         -- $        --
Shares of beneficial interest issued and outstanding...............           --          --
Net asset value, offering and redemption price per share........... $         -- $        --
                                                                    ============ ===========
Class Z (unlimited shares authorized):
Net assets......................................................... $ 81,761,491 $        --
Shares of beneficial interest issued and outstanding...............   19,254,865          --
Net asset value, offering and redemption price per share........... $       4.25 $        --
                                                                    ============ ===========
Class X (unlimited shares authorized):
Net assets......................................................... $         -- $        --
Shares of beneficial interest issued and outstanding...............           --          --
Net asset value, offering and redemption price per share........... $         -- $        --
                                                                    ============ ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2004 -- (unaudited)

                                                       Core      U.S. Government
                                                     Bond Fund   Securities Fund  GNMA Fund
                                                    -----------  --------------- -----------
INVESTMENT INCOME:
Income:
 Interest* (unaffiliated).......................... $ 5,237,316    $ 5,116,418   $10,535,696
 Dividends* (unaffiliated).........................          --             --            --
                                                    -----------    -----------   -----------
   Total investment income.........................   5,237,316      5,116,418    10,535,696
                                                    -----------    -----------   -----------
Expenses:
 Investment advisory and management fees...........     638,123        767,943     1,238,850
 Distribution and service maintenance fees:
   Class A.........................................     255,687        336,977       588,335
   Class B.........................................      25,995        163,100       615,230
   Class C.........................................      24,427         64,208       370,270
 Service fees -- Class I...........................       2,931             --            --
 Transfer agent fees:
   Class A.........................................     160,717        217,231       381,560
   Class B.........................................       8,208         41,072       140,765
   Class C.........................................       7,021         16,753        82,850
   Class I.........................................       2,579             --            --
   Class Z.........................................          --             --            --
   Class X.........................................          --             --         9,850
 Registration fees:
   Class A.........................................      26,783         15,205        49,365
   Class B.........................................       3,660          4,392        10,230
   Class C.........................................       5,573          3,518        13,541
   Class I.........................................          --             --            --
   Class Z.........................................          --             --            --
   Class X.........................................          --             --            --
 Custodian fees....................................      43,794         40,293        90,321
 Reports to shareholders...........................          --         56,600       114,267
 Audit and tax fees................................      16,824         17,592        15,180
 Legal fees........................................       3,294          3,111         9,660
 Trustees' fees and expenses.......................       9,633          7,345        19,032
 Interest expense..................................          --            282           172
 Interest expense on securities sold short.........          --             --            --
 Other expenses....................................       7,404          7,930        12,548
                                                    -----------    -----------   -----------
   Total expenses before fee waivers, expense
    reimbursements and custody credits.............   1,242,653      1,763,552     3,762,026
   Fees waived and expenses reimbursed by
    investment advisor.............................     (64,664)      (437,212)     (446,861)
   Custody credits earned on cash balances.........        (282)          (111)          (11)
                                                    -----------    -----------   -----------
   Net expenses....................................   1,177,707      1,326,229     3,315,154
                                                    -----------    -----------   -----------
 Net investment income (loss)......................   4,059,609      3,790,189     7,220,542
                                                    -----------    -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on investments
   (unaffiliated)..................................  (1,287,240)    (1,657,738)    1,024,499
 Net realized gain (loss) on securities sold short.          --             --            --
 Net realized foreign exchange gain (loss) on
   other assets and liabilities....................          --             --            --
                                                    -----------    -----------   -----------
Net realized gain (loss) on investments and
 foreign currencies................................  (1,287,240)    (1,657,738)    1,024,499
                                                    -----------    -----------   -----------
 Change in unrealized appreciation (depreciation)
   on investments (unaffiliated)...................  (1,540,385)    (3,086,394)   (6,254,294)
 Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities..........          --             --            --
 Change in unrealized appreciation (depreciation)
   on securities sold short........................          --             --            --
                                                    -----------    -----------   -----------
Net unrealized gain (loss) on investments and
 foreign currencies................................  (1,540,385)    (3,086,394)   (6,254,294)
                                                    -----------    -----------   -----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................  (2,827,625)    (4,744,132)   (5,229,795)
                                                    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................ $ 1,231,984    $  (953,943)  $ 1,990,747
                                                    ===========    ===========   ===========
*Net of foreign withholding taxes on interest and
 dividends of...................................... $        --    $        --   $        --
                                                    ===========    ===========   ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2004 -- (unaudited) (continued)

                                                     Strategic    High Yield   Tax Exempt
                                                     Bond Fund    Bond Fund   Insured Fund
                                                    -----------  -----------  ------------
INVESTMENT INCOME:
Income:
 Interest* (unaffiliated).......................... $ 4,073,973  $14,437,760   $1,856,170
 Dividends* (unaffiliated).........................      20,381      151,758           27
                                                    -----------  -----------   ----------
   Total investment income.........................   4,094,354   14,589,518    1,856,197
                                                    -----------  -----------   ----------
Expenses:
 Investment advisory and management fees...........     335,925    1,125,745      213,823
 Distribution and service maintenance fees:
   Class A.........................................      75,047      187,934      114,914
   Class B.........................................     175,699      338,165       70,172
   Class C.........................................     108,941      252,326       29,148
 Service fees -- Class I...........................       4,436           --           --
 Transfer agent fees:
   Class A.........................................      48,473      121,249       76,702
   Class B.........................................      40,274       77,185       16,818
   Class C.........................................      24,440       56,971        7,073
   Class I.........................................       3,975           --           --
   Class Z.........................................          --           --           --
   Class X.........................................          --           --           --
 Registration fees:
   Class A.........................................       9,105       10,468        5,721
   Class B.........................................       6,433        4,941        3,284
   Class C.........................................       4,789        4,758        3,389
   Class I.........................................       3,740           --           --
   Class Z.........................................          --           --           --
   Class X.........................................          --           --           --
 Custodian fees....................................      53,429       54,065       28,586
 Reports to shareholders...........................      15,586       30,030        8,427
 Audit and tax fees................................      12,598       20,618       17,237
 Legal fees........................................       4,165        2,562        2,071
 Trustees' fees and expenses.......................       2,773        9,256        2,929
 Interest expense..................................          --        1,940           --
 Interest expense on securities sold short.........          --        6,343           --
 Other expenses....................................       5,308        7,226        4,921
                                                    -----------  -----------   ----------
   Total expenses before fee waivers, expense
    reimbursements and custody credits.............     935,136    2,311,782      605,215
   Fees waived and expenses reimbursed by
    investment advisor.............................      (5,467)     (10,214)      (1,708)
   Custody credits earned on cash balances.........      (6,414)      (6,255)        (283)
                                                    -----------  -----------   ----------
   Net expenses....................................     923,255    2,295,313      603,224
                                                    -----------  -----------   ----------
Net investment income (loss).......................   3,171,099   12,294,205    1,252,973
                                                    -----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
 Net realized gain (loss) on investments
   (unaffiliated)..................................   1,815,043    4,859,527     (624,849)
 Net realized gain (loss) on securities sold short.          --       41,040           --
 Net realized foreign exchange gain (loss) on
   other assets and liabilities....................     (41,158)      13,024           --
                                                    -----------  -----------   ----------
Net realized gain (loss) on investments and
 foreign currencies................................   1,773,885    4,913,591     (624,849)
                                                    -----------  -----------   ----------
 Change in unrealized appreciation (depreciation)
   on investments (unaffiliated)...................  (2,178,551)  (4,228,346)     (47,193)
 Change in unrealized foreign exchange gain
   (loss) on other assets and liabilities..........      29,834        2,694           --
 Change in unrealized appreciation (depreciation)
   on securities sold short........................          --       (5,617)          --
                                                    -----------  -----------   ----------
Net unrealized gain (loss) on investments and
 foreign currencies................................  (2,148,717)  (4,231,269)     (47,193)
                                                    -----------  -----------   ----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies................    (374,832)     682,322     (672,042)
                                                    -----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................ $ 2,796,267  $12,976,527   $  580,931
                                                    ===========  ===========   ==========
* Net of foreign withholding taxes on interest
 and dividends of.................................. $    (4,931) $     5,173   $       --
                                                    ===========  ===========   ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Core Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  4,059,609  $  8,609,219
  Net realized gain (loss) on investments and foreign currencies........................   (1,287,240)    7,228,394
  Net unrealized appreciation (depreciation) on investments and foreign currencies......   (1,540,385)   (2,724,903)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    1,231,984    13,112,710
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (3,008,604)   (1,752,869)
  Net investment income (Class B).......................................................      (90,045)     (128,070)
  Net investment income (Class C).......................................................      (84,576)     (100,070)
  Net investment income (Class I).......................................................      (49,406)     (539,121)
  Net investment income (Class Z).......................................................   (1,306,438)   (6,618,532)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................   (4,539,069)   (9,138,662)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (18,948,424)  (99,825,778)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (22,255,509)  (95,851,730)

NET ASSETS:
Beginning of period.....................................................................  227,047,643   322,899,373
                                                                                         ------------  ------------
End of period+.......................................................................... $204,792,134  $277,047,643
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (281,380) $    198,080
                                                                                         ============  ============

                                                                                               U.S. Government
                                                                                               Securities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  3,790,189  $  8,037,454
  Net realized gain (loss) on investments and foreign currencies........................   (1,657,738)    2,311,744
  Net unrealized appreciation (depreciation) on investments and foreign currencies......   (3,086,394)   (2,984,953)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................     (953,943)    7,364,245
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (3,458,333)   (6,367,993)
  Net investment income (Class B).......................................................     (480,277)   (1,202,312)
  Net investment income (Class C).......................................................     (188,986)     (488,725)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................   (4,127,596)   (8,059,030)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (21,778,001)  (40,708,822)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (26,859,540)  (41,403,607)

NET ASSETS:
Beginning of period.....................................................................  256,361,655   297,765,262
                                                                                         ------------  ------------
End of period+.......................................................................... $229,502,115  $256,361,655
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (479,660) $   (138,253)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                  GNMA Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  7,220,542  $ 12,805,080
  Net realized gain (loss) on investments and foreign currencies........................    1,024,499     1,476,272
  Net unrealized appreciation (depreciation) on investments and foreign currencies......   (6,254,294)   (1,054,237)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    1,990,747    13,227,115
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (5,421,132)   (8,229,827)
  Net investment income (Class B).......................................................   (1,599,612)   (3,268,894)
  Net investment income (Class C).......................................................     (970,208)   (2,301,935)
  Net investment income (Class I).......................................................           --          (586)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................     (153,392)     (187,234)
  Net realized gain on securities (Class A).............................................           --    (5,268,652)
  Net realized gain on securities (Class B).............................................           --    (2,564,269)
  Net realized gain on securities (Class C).............................................           --    (1,788,770)
  Net realized gain on securities (Class I).............................................           --          (487)
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --      (115,741)
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................   (8,144,344)  (23,726,395)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (34,893,907)   (4,226,113)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (41,047,504)  (14,725,393)

NET ASSETS:
Beginning of period.....................................................................  571,014,563   585,739,956
                                                                                         ------------  ------------
End of period+.......................................................................... $529,967,059  $571,014,563
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (919,603) $      4,199
                                                                                         ============  ============

                                                                                             Strategic Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  3,171,099  $  5,727,055
  Net realized gain (loss) on investments and foreign currencies........................    1,773,885     4,382,421
  Net unrealized appreciation (depreciation) on investments and foreign currencies......   (2,148,717)    4,765,239
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    2,796,267    14,874,715
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,417,242)   (2,573,307)
  Net investment income (Class B).......................................................   (1,047,016)   (1,914,488)
  Net investment income (Class C).......................................................     (649,375)   (1,049,774)
  Net investment income (Class I).......................................................     (116,760)     (233,825)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................   (3,230,393)   (5,771,394)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   (1,542,222)   14,052,523
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (1,976,348)   23,155,844

NET ASSETS:
Beginning of period.....................................................................  105,738,846    82,583,002
                                                                                         ------------  ------------
End of period+.......................................................................... $103,762,498  $105,738,846
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    101,394  $    160,688
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            High Yield Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $ 12,294,205  $ 22,245,096
  Net realized gain (loss) on investments and foreign currencies........................    4,913,591    16,147,344
  Net unrealized appreciation (depreciation) on investments and foreign currencies......   (4,231,269)   22,647,739
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................   12,976,527    61,040,179
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (4,500,516)   (7,714,823)
  Net investment income (Class B).......................................................   (2,642,735)   (5,797,385)
  Net investment income (Class C).......................................................   (1,954,762)   (3,614,674)
  Net investment income (Class I).......................................................   (3,549,510)       (1,687)
  Net investment income (Class Z).......................................................           --    (6,692,901)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................  (12,647,523)  (23,821,470)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   27,504,811    47,785,931
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   27,833,815    85,004,640

NET ASSETS:
Beginning of period.....................................................................  298,387,726   213,383,086
                                                                                         ------------  ------------
End of period+.......................................................................... $326,221,541  $298,387,726
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $ (1,681,237) $ (1,327,919)
                                                                                         ============  ============

                                                                                           Tax Exempt Insured Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2004       March 31,
                                                                                          (unaudited)      2004
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  1,252,973  $  2,635,731
  Net realized gain (loss) on investments and foreign currencies........................     (624,849)    1,897,409
  Net unrealized appreciation (depreciation) on investments and foreign currencies......      (47,193)     (129,136)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................      580,931     4,404,004
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,027,602)   (2,009,916)
  Net investment income (Class B).......................................................     (171,097)     (366,880)
  Net investment income (Class C).......................................................      (70,994)     (122,956)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --    (2,345,579)
  Net realized gain on securities (Class B).............................................           --      (558,969)
  Net realized gain on securities (Class C).............................................           --      (187,274)
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Decrease in net assets resulting from distributions to shareholders.....................   (1,269,693)   (5,591,574)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   (9,635,050)  (11,118,979)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (10,323,812)  (12,306,549)

NET ASSETS:
Beginning of period.....................................................................   91,532,436   103,838,985
                                                                                         ------------  ------------
End of period+.......................................................................... $ 81,208,624  $ 91,532,436
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    (23,669) $     (6,949)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                       CORE BOND FUND
                                                                       --------------
                                        Net gain
                                        (loss) on
                     Net               investments                                          Net               Net
                    Asset                 (both               Dividends                    Asset            Assets,
                   Value,      Net      realized   Total from  from net             Total  Value,           end of
                  beginning investment     and     investment investment Return of Distri- end of   Total   period
  Period Ended    of period income(1)  unrealized) operations   income    capital  butions period Return(2) (000's)
----------------- --------- ---------- ----------- ---------- ---------- --------- ------- ------ --------- --------
                                                                          Class A
-
11/01/98-10/31/99  $10.63     $0.66      $(0.77)     $(0.11)    $(0.67)   $   --   $(0.67) $ 9.85   (1.08)% $  3,507
11/01/99-10/31/00    9.85      0.62       (0.21)       0.41      (0.60)    (0.06)   (0.66)   9.60    4.35      3,858
11/01/00-10/31/01    9.60      0.55        0.65        1.20      (0.51)       --    (0.51)  10.29   12.85      5,901
11/01/01-3/31/02#   10.29      0.20       (0.48)      (0.28)     (0.19)       --    (0.19)   9.82   (2.77)     5,312
4/01/02-3/31/03      9.82      0.34        0.58        0.92      (0.42)       --    (0.42)  10.32    9.58     21,260
4/01/03-3/31/04     10.32      0.24        0.20        0.44      (0.27)       --    (0.27)  10.49    4.30    140,877
4/01/04-9/30/04+    10.49      0.19       (0.12)       0.07      (0.21)       --    (0.21)  10.35    0.72    156,490
                                                                          Class B
-
11/01/98-10/31/99  $10.62     $0.59      $(0.75)     $(0.16)    $(0.61)   $   --   $(0.61) $ 9.85   (1.56)% $  4,295
11/01/99-10/31/00    9.85      0.58       (0.24)       0.34      (0.55)    (0.05)   (0.60)   9.59    3.70      4,937
11/01/00-10/31/01    9.59      0.48        0.64        1.12      (0.45)       --    (0.45)  10.26   11.93      6,444
11/01/01-3/31/02#   10.26      0.17       (0.49)      (0.32)     (0.16)       --    (0.16)   9.78   (3.14)     3,220
4/01/02-3/31/03      9.78      0.31        0.55        0.86      (0.36)       --    (0.36)  10.28    8.90      7,198
4/01/03-3/31/04     10.28      0.18        0.19        0.37      (0.19)       --    (0.19)  10.46    3.68      5,683
4/01/04-9/30/04+    10.46      0.16       (0.12)       0.04      (0.18)       --    (0.18)  10.32    0.39      5,094
                                                                          Class C*
-
11/01/98-10/31/99  $10.62     $0.59      $(0.75)     $(0.16)    $(0.61)   $   --   $(0.61) $ 9.85   (1.56)% $  4,593
11/01/99-10/31/00    9.85      0.57       (0.23)       0.34      (0.55)    (0.05)   (0.60)   9.59    3.70      2,778
11/01/00-10/31/01    9.59      0.48        0.64        1.12      (0.45)       --    (0.45)  10.26   11.93      4,541
11/01/01-3/31/02#   10.26      0.18       (0.49)      (0.31)     (0.16)       --    (0.16)   9.79   (3.04)     3,772
4/01/02-3/31/03      9.79      0.31        0.56        0.87      (0.36)       --    (0.36)  10.30    9.00      5,598
4/01/03-3/31/04     10.30      0.18        0.19        0.37      (0.19)       --    (0.19)  10.48    3.68      5,352
4/01/04-9/30/04+    10.48      0.16       (0.12)       0.04      (0.18)       --    (0.18)  10.34    0.39      4,736
                                                                          Class I
-
7/10/00-10/31/00@  $ 9.65     $0.19      $(0.02)     $ 0.17     $(0.18)   $(0.02)  $(0.20) $ 9.62    1.85%  $ 19,971
11/01/00-10/31/01    9.62      0.57        0.65        1.22      (0.52)       --    (0.52)  10.32   13.01     22,782
11/01/01-3/31/02#   10.32      0.21       (0.52)      (0.31)     (0.19)       --    (0.19)   9.82   (3.01)    21,707
2/01/02-3/31/03      9.82      0.40        0.55        0.95      (0.44)       --    (0.44)  10.33    9.80     20,617
4/01/03-3/31/04     10.33      0.20        0.24        0.44      (0.27)       --    (0.27)  10.50    4.35      3,092
4/01/04-9/30/04+    10.50      0.20       (0.12)       0.08      (0.22)       --    (0.22)  10.36    0.77      1,846
                                                                          Class Z*
-
7/10/00-10/31/00@  $ 9.64     $0.19      $(0.03)     $ 0.16     $(0.18)   $(0.02)  $(0.20) $ 9.60    1.81%  $317,842
11/01/00-10/31/01    9.60      0.59        0.65        1.24      (0.55)       --    (0.55)  10.29   13.37    323,570
11/01/01-3/31/02#   10.29      0.21       (0.47)      (0.26)     (0.21)       --    (0.21)   9.82   (2.57)   297,081
4/01/02-3/31/03      9.82      0.47        0.53        1.00      (0.49)       --    (0.49)  10.33   10.38    268,226
4/01/03-3/31/04     10.33      0.32        0.18        0.50      (0.33)       --    (0.33)  10.50    4.92     72,043
4/01/04-9/30/04+    10.50      0.24       (0.14)       0.10      (0.24)       --    (0.24)  10.36    1.01     36,626



                  Ratio
                  of net
 Ratio of       investment
 expenses       income to
to average       average      Portfolio
net assets      net assets    Turnover
----------     ----------     ---------


   1.25%(4)      4.775%(4)        43%
   1.29(4)        6.45(4)         94
   1.31(4)        5.51(4)        215
   1.33(3)(4)     5.03(3)(4)      94
   1.33(4)        3.72(4)        179
   1.25(4)        2.50(4)        229
   1.22(3)(4)     3.67(3)(4)      91


   1.90%(4)       5.71%(4)        43%
   1.95(4)        5.95(4)         94
   1.97(4)        4.88(4)        215
   1.98(3)(4)     4.36(3)(4)      94
   1.98(4)        3.15(4)        179
   1.92(4)        1.75(4)        229
   1.87(3)(4)     3.02(3)(4)      91


   1.90%(4)       5.70%(4)        43%
   1.95(4)        5.84(4)         94
   1.97(4)        4.79(4)        215
   1.98(3)(4)     4.39(3)(4)      94
   1.98(4)        3.13(4)        179
   1.93(4)        1.77(4)        229
   1.87(3)(4)     3.02(3)(4)      91


   1.16%(3)       6.18%(3)        94%
   1.22(4)        5.68(4)        215
   1.23(3)(4)     5.12(3)(4)      94
   1.24(4)        3.98(4)        179
   1.23(4)        2.39(4)        229
   1.12(3)(4)     3.75(3)(4)      91


   0.95%(3)(4)    6.39%(3)(4)     94%
   0.97(4)        5.97(4)        215
   0.74(3)(4)     5.62(3)(4)      94
   0.67           4.56           179
   0.66(4)        2.97(4)        229
   0.65(3)(4)     4.22(3)(4)      91

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
# Effective November 16, 2001, the SunAmerica Core Bond, a newly created portfolio of the SunAmerica Income Funds, acquired all the assets and liabilities of the North American Core Bond Fund.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00  10/31/01 3/31/02(3) 3/31/03 3/31/04 9/30/04(3)+
                                         -------- --------  -------- ---------- ------- ------- -----------
Core Bond Fund Class A..................   0.45%    0.49%     0.04%     0.19%    0.11%   0.10%     0.06%
Core Bond Fund Class B..................   0.49     0.50      0.03      0.32     0.23    0.15      0.26
Core Bond Fund Class C..................   0.48     0.54      0.04      0.32     0.18    0.14      0.32
Core Bond Fund Class I..................     --       --      0.03      0.13     0.05    0.05      0.02
Core Bond Fund Class Z..................     --     0.01(3)   0.03      0.02       --    0.02      0.02

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                         U.S. GOVERNMENT SECURITIES FUND
                                                         -------------------------------
                                       Net gain
                                       (loss) on
                    Net               investments                                Net               Net
                   Asset                 (both               Dividends          Asset            Assets,   Ratio of
                  Value,      Net      realized   Total from  from net   Total  Value,           end of    expenses
                 beginning investment     and     investment investment Distri- end of   Total   period   to average
  Period Ended   of period income(1)  unrealized) operations   income   butions period Return(2) (000's)  net assets
---------------- --------- ---------- ----------- ---------- ---------- ------- ------ --------- -------- ----------
                                                                     Class A
-
3/31/00            $8.65     $0.44      $(0.37)     $ 0.07     $(0.41)  $(0.41) $8.31     0.89%  $150,975    1.51%
3/31/01             8.31      0.45        0.60        1.05      (0.45)   (0.45)  8.91    13.06    169,524    1.49
3/31/02             8.91      0.37(5)    (0.08)       0.29      (0.40)   (0.40)  8.80     3.25    187,615    1.42
3/31/03             8.80      0.37        0.86        1.23      (0.40)   (0.40)  9.63    14.14    210,848    1.12(4)
3/31/04             9.63      0.30        0.01        0.31      (0.30)   (0.30)  9.64     3.29    204,618    0.99(4)
4/01/04-9/30/04+    9.64      0.16       (0.17)      (0.01)     (0.17)   (0.17)  9.46    (0.09)   187,139    0.99(3)(4)
                                                                     Class B
-
3/31/00            $8.65     $0.40      $(0.38)     $ 0.02     $(0.36)  $(0.36) $8.31     0.23%  $ 42,273    2.18%
3/31/01             8.31      0.39        0.61        1.00      (0.40)   (0.40)  8.91    12.29     32,085    2.17
3/31/02             8.91      0.31(5)    (0.08)       0.23      (0.34)   (0.34)  8.80     2.55     38,878    2.09(4)
3/31/03             8.80      0.30        0.87        1.17      (0.33)   (0.33)  9.64    13.51     62,595    1.76(4)
3/31/04             9.64      0.24        0.01        0.25      (0.24)   (0.24)  9.65     2.62     36,605    1.64(4)
4/01/04-9/30/04+    9.65      0.13       (0.17)      (0.04)     (0.14)   (0.14)  9.47    (0.41)    30,088    1.64(3)(4)
                                                                    Class C*
-
6/01/99-3/31/00@   $8.49     $0.31      $(0.20)     $ 0.11     $(0.28)  $(0.28) $8.32     1.30%  $    907    2.20%(3)(4)
3/31/01             8.32      0.37        0.61        0.98      (0.39)   (0.39)  8.91    12.10      3,303    2.20(4)
3/31/02             8.91      0.29(5)    (0.09)       0.20      (0.32)   (0.32)  8.79     2.40     12,209    2.10(4)
3/31/03             8.79      0.30        0.87        1.17      (0.33)   (0.33)  9.63    13.52     24,322    1.75(4)
3/31/04             9.63      0.24        0.01        0.25      (0.24)   (0.24)  9.64     2.62     15,139    1.64(4)
4/01/04-9/30/04+    9.64      0.13       (0.18)      (0.05)     (0.14)   (0.14)  9.45    (0.52)    12,275    1.64(3)(4)



  Ratio
  of net
investment
income to
 average       Portfolio
net assets     Turnover
----------     ---------


   5.33%           717%
   5.27          1,561
   4.12(5)         570
   3.88(4)         614
   3.14(4)         256
   3.31(3)(4)      144


   4.69%           717%
   4.59          1,561
   3.42(4)(5)      570
   3.20(4)         614
   2.45(4)         256
   2.66(3)(4)      144


   4.50%(3)(4)     717%
   4.48(4)       1,561
   3.33(4)(5)      570
   3.18(4)         614
   2.45(4)         256
   2.66(3)(4)      144

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
+  Unaudited
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) Annualized
(4) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00  3/31/01 3/31/02 3/31/03 3/31/04 9/30/04(3)+
                                         -------  ------- ------- ------- ------- -----------
U.S. Government Securities Fund Class A.   -- %     -- %    -- %   0.21%   0.37%     0.36%
U.S. Government Securities Fund Class B.    --       --    0.01    0.23    0.37      0.40
U.S. Government Securities Fund Class C.  0.86(3)  1.18    0.16    0.27    0.38      0.43

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                               GNMA FUND
                                                                               ---------
                                       Net gain
                                       (loss) on
                    Net               investments                                              Net               Net
                   Asset                 (both               Dividends  Distributions         Asset            Assets,
                  Value,      Net      realized   Total from  from net    from net     Total  Value,           end of
                 beginning investment     and     investment investment   realized    Distri- end of   Total   period
  Period Ended   of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
---------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                                Class A
-
3/31/00           $10.68     $0.53      $(0.29)     $0.24      $(0.50)     $   --     $(0.50) $10.42    2.40%  $ 44,155
3/31/01            10.42      0.61        0.72       1.33       (0.62)      (0.01)     (0.63)  11.12   13.10     72,092
3/31/02            11.12      0.51(6)    (0.03)      0.48       (0.51)      (0.32)     (0.83)  10.77    4.45    118,440
3/31/03            10.77      0.37        0.93       1.30       (0.42)      (0.11)     (0.53)  11.54   12.29    255,096
3/31/04            11.54      0.28        0.07       0.35       (0.31)      (0.20)     (0.51)  11.38    3.06    337,467
4/01/04-9/30/04+   11.38      0.16       (0.10)      0.06       (0.18)         --      (0.18)  11.26    0.56    338,608
                                                                                Class B
-
3/31/00           $10.72     $0.46      $(0.30)     $0.16      $(0.44)     $   --     $(0.44) $10.44    1.55%  $ 22,376
3/31/01            10.44      0.53        0.74       1.27       (0.55)      (0.01)     (0.56)  11.15   12.45     38,190
3/31/02            11.15      0.44(6)    (0.03)      0.41       (0.44)      (0.32)     (0.76)  10.80    3.78     90,011
3/31/03            10.80      0.30        0.93       1.23       (0.35)      (0.11)     (0.46)  11.57   11.54    189,323
3/31/04            11.57      0.21        0.06       0.27       (0.23)      (0.20)     (0.43)  11.41    2.39    136,923
4/01/04-9/30/04+   11.41      0.13       (0.10)      0.03       (0.14)         --      (0.14)  11.30    0.32    116,386
                                                                                Class C*
-
6/01/99-3/31/00@  $10.52     $0.37      $(0.09)     $0.28      $(0.34)     $   --     $(0.34) $10.46    2.72%  $  1,406
3/31/01            10.46      0.49        0.77       1.26       (0.55)      (0.01)     (0.56)  11.16   12.33     15,851
3/31/02            11.16      0.44(6)    (0.03)      0.41       (0.44)      (0.32)     (0.76)  10.81    3.78     36,258
3/31/03            10.81      0.29        0.94       1.23       (0.35)      (0.11)     (0.46)  11.58   11.53    137,173
3/31/04            11.58      0.20        0.07       0.27       (0.23)      (0.20)     (0.43)  11.42    2.39     88,184
4/01/04-9/30/04+   11.42      0.13       (0.10)      0.03       (0.14)         --      (0.14)  11.31    0.32     65,477
                                                                                Class X
-
3/19/02-3/31/02@  $10.80     $0.02(6)   $(0.01)     $0.01      $(0.02)     $   --     $(0.02) $10.79    0.08%  $    106
3/31/03            10.79      0.36        0.95       1.31       (0.44)      (0.11)     (0.55)  11.55   12.36      4,107
3/31/04            11.55      0.32        0.06       0.38       (0.34)      (0.20)     (0.54)  11.39    3.31      8,441
4/01/04-9/30/04+   11.39      0.17       (0.09)      0.08       (0.19)         --      (0.19)  11.28    0.76      9,497



                       Ratio
                       of net
   Ratio of          investment
   expenses          income to
  to average          average          Portfolio
  net assets         net assets        Turnover
----------        ----------           ---------


   1.37%             5.06%                910%
   0.99(5)           5.78(5)              833
   0.99(4)(5)        4.61(4)(5)(6)        537
   0.99(5)           3.36(5)              421
   0.99(5)           2.51(5)              213
   0.99(3)(5)        2.88%(3)(5)          114


   2.03%             4.41%                910%
   1.64(5)           5.11(5)              833
   1.64(4)(5)        3.96(4)(5)(6)        537
   1.64(5)           2.71(5)              421
   1.64(5)           1.77(5)              213
   1.64(3)(5)        2.26(3)(5)           114


   2.10%(3)(5)       4.34%(3)(5)          910%
   1.64(5)           4.99(5)              833
   1.64(4)(5)        3.96(4)(5)(6)        537
   1.64(5)           2.59(5)              421
   1.64(5)           1.74(5)              213
   1.64(3)(5)        2.28(3)(5)           114


   0.89%(3)(4)(5)    3.84%(3)(4)(5)(6)    537%
   0.78(5)           3.31(5)              421
   0.75(5)           2.88(5)              213
   0.77(3)           3.09(3)              114

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@   Inception date of class.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C or waivers/reimbursements if applicable. Custody credits for Class X are less than 0.01%.
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                      3/31/00  3/31/01 3/31/02   3/31/03 3/31/04 9/30/04(3)+
                      -------  ------- -------   ------- ------- -----------
    GNMA Fund Class A   -- %    0.30%    0.19%    0.13%   0.18%     0.17%
    GNMA Fund Class B    --     0.33     0.19     0.14    0.16      0.16
    GNMA Fund Class C  1.98(3)  0.62     0.21     0.13    0.16      0.17
    GNMA Fund Class X    --       --    56.17(3)  0.37    0.03        --

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                               STRATEGIC BOND FUND**
                                                                               ---------------------
                                          Net gain
                                         (loss) on
                     Net                investments                          Dividends                       Net
                    Asset                  (both                 Dividends    from net                      Asset
                    Value,      Net       realized   Total from   from net    realized              Total  Value,
                  beginning  investment     and      investment  investment   gain on    Return of Distri- end of    Total
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+   investments+ capital+  butions period+ Return(2)
----------------- ---------- ---------- ------------ ----------- ---------- ------------ --------- ------- ------- ---------
                                                                                      Class A
-
11/01/98-10/31/99   $3.52      $0.28       $(0.20)      $0.08      $(0.29)     $(0.02)    $   --   $(0.31)  $3.29     2.10%
11/01/99-10/31/00    3.29       0.28        (0.14)       0.14       (0.26)         --      (0.04)   (0.30)   3.13     4.09
11/01/00-10/31/01    3.13       0.28        (0.09)       0.19       (0.28)         --         --    (0.28)   3.04     6.48
11/01/01-3/31/02     3.04       0.11(6)     (0.03)       0.08       (0.12)         --         --    (0.12)   3.00     2.46
4/01/02-3/31/03      3.00       0.20         0.06        0.26       (0.18)         --         --    (0.18)   3.08     9.07(7)
4/01/03-3/31/04      3.08       0.21         0.33        0.54       (0.21)         --         --    (0.21)   3.41    18.04
4/01/04-9/30/04++    3.41       0.11        (0.01)       0.10       (0.11)         --         --    (0.11)   3.40     3.05
                                                                                      Class B
-
11/01/98-10/31/99   $3.53      $0.26       $(0.21)      $0.05      $(0.26)     $(0.02)    $   --   $(0.28)  $3.30     1.56%
11/01/99-10/31/00    3.30       0.26        (0.14)       0.12       (0.24)         --      (0.04)   (0.28)   3.14     3.33
11/01/00-10/31/01    3.14       0.26        (0.09)       0.17       (0.26)         --         --    (0.26)   3.05     5.65
11/01/01-3/31/02     3.05       0.10(6)     (0.04)       0.06       (0.11)         --         --    (0.11)   3.00     2.05
4/01/02-3/31/03      3.00       0.18         0.06        0.24       (0.16)         --         --    (0.16)   3.08     8.36(7)
4/01/03-3/31/04      3.08       0.19         0.33        0.52       (0.19)         --         --    (0.19)   3.41    17.29
4/01/04-9/30/04++    3.41       0.10        (0.01)       0.09       (0.10)         --         --    (0.10)   3.40     2.72
                                                                                      Class C*
-
11/01/98-10/31/99   $3.53      $0.26       $(0.20)      $0.06      $(0.26)     $(0.02)    $   --   $(0.28)  $3.31     1.56%
11/01/99-10/31/00    3.31       0.26        (0.16)       0.10       (0.24)         --      (0.03)   (0.27)   3.14     3.32
11/01/00-10/31/01    3.14       0.26        (0.09)       0.17       (0.26)         --         --    (0.26)   3.05     5.65
11/01/01-3/31/02     3.05       0.10(6)     (0.03)       0.07       (0.11)         --         --    (0.11)   3.01     2.25
4/01/02-3/31/03      3.01       0.19         0.05        0.24       (0.16)         --         --    (0.16)   3.09     8.47(7)
4/01/03-3/31/04      3.09       0.19         0.34        0.53       (0.20)         --         --    (0.20)   3.42    17.43
4/01/04-9/30/04++    3.42       0.10        (0.01)       0.09       (0.10)         --         --    (0.10)   3.41     2.72



                              Ratio
  Net                         of net
Assets,   Ratio of          investment
end of    expense           income to
period   to average          average         Portfolio
(000's)  net assets         net assets       Turnover
------- ----------       ----------          ---------


$ 8,997    1.50%(5)         8.21%(5)            119%
  6,439    1.55(5)          8.70(5)              46
  8,478    1.57(5)          9.07(5)              49
 35,365    1.52(3)(4)(5)    8.09(3)(4)(5)(6)     99
 37,136    1.62(8)          6.93(8)              65
 43,840    1.55(5)(9)       6.41(9)              69
 45,953    1.43(4)(5)(8)    6.49(4)(5)(8)       106


$21,340    2.15%(5)         7.58%(5)            119%
 15,131    2.20(5)          8.00(5)              46
  9,964    2.21(5)          8.41(5)              49
 26,892    2.19(3)(4)(5)    7.48(3)(4)(5)(6)     99
 27,879    2.28(8)          6.26(8)              65
 36,110    2.19(5)(9)       5.76(5)(9)           69
 34,852    2.08(4)(5)(8)    5.85(4)(5)(8)       106


$20,749    2.15%(5)         7.57%(5)            119%
 13,056    2.20(5)          8.04(5)              46
 11,461    2.22(5)          8.41(5)              49
 14,289    2.22(3)(4)(5)    7.34(3)(4)(5)(6)     99
 14,423    2.17(5)(8)       6.37(5)(8)           65
 22,064    2.16(5)(9)       5.78(5)(9)           69
 22,958    2.08(4)(5)(8)    5.89(4)(5)(8)       106

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
++ Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, for Class C, which is net of custody credits of 0.02% for Class C. Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00 10/31/01 03/31/02(4) 3/31/03 3/31/04 9/30/04(4)++
                                         -------- -------- -------- ----------- ------- ------- ------------
Strategic Bond Fund Class A.............   0.17%    0.32%    0.17%     0.01%      -- %   0.02%      0.01%
Strategic Bond Fund Class B.............   0.17     0.32     0.18      0.01        --    0.02       0.01
Strategic Bond Fund Class C.............   0.17     0.32     0.17      0.08      0.11    0.02       0.01

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(8)Net of custody credits of 0.01%.
(9)Gross of custody credits of 0.02%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     HIGH YIELD BOND FUND**
                                                                     ----------------------
                                          Net gain
                                         (loss) on
                     Net                investments                                   Net
                    Asset                  (both                 Dividends           Asset            Net Assets,
                    Value,      Net       realized   Total from   from net   Total  Value,              end of
                  beginning  investment     and      investment  investment Distri- end of    Total     period
  Period Ended    of period+ income(1)+ unrealized)+ operations+  income+   butions period+ Return(2)   (000's)
----------------- ---------- ---------- ------------ ----------- ---------- ------- ------- --------- -----------
                                                                            Class A
-
11/01/98-10/31/99   $5.63      $0.46       $(0.32)     $ 0.14      $(0.46)  $(0.46)  $5.31     2.28%   $     34
11/01/99-10/31/00    5.31       0.50        (0.49)       0.01       (0.50)   (0.50)   4.82     0.04         286
11/01/00-10/31/01    4.82       0.44        (0.55)      (0.11)      (0.46)   (0.46)   4.25    (2.23)        722
11/01/01-3/31/02     4.25       0.18(6)     (0.11)       0.07       (0.19)   (0.19)   4.13     1.67      59,075
4/01/02-3/31/03      4.13       0.37        (0.49)      (0.12)      (0.35)   (0.35)   3.66    (2.45)     66,521
4/01/03-3/31/04      3.66       0.33         0.60        0.93       (0.36)   (0.36)   4.23    26.05      93,818
4/01/04-9/30/04++    4.23       0.16         0.03        0.19       (0.18)   (0.18)   4.24     4.53     122,281
                                                                            Class B
-
11/01/98-10/31/99   $5.64      $0.42       $(0.32)     $ 0.10      $(0.42)  $(0.42)  $5.32     1.53%   $    652
11/01/99-10/31/00    5.32       0.46        (0.50)      (0.04)      (0.46)   (0.46)   4.82    (0.83)      1,594
11/01/00-10/31/01    4.82       0.41        (0.54)      (0.13)      (0.43)   (0.43)   4.26    (2.84)      2,911
11/01/01-3/31/02     4.26       0.16(6)     (0.11)       0.05       (0.18)   (0.18)   4.13     1.23      67,599
4/01/02-3/31/03      4.13       0.35        (0.49)      (0.14)      (0.33)   (0.33)   3.66    (3.06)     57,596
4/01/03-3/31/04      3.66       0.31         0.60        0.91       (0.33)   (0.33)   4.24    25.55      73,751
4/01/04-9/30/04++    4.24       0.16         0.01        0.17       (0.16)   (0.16)   4.25     4.24      66,536
                                                                            Class C*
-
8/21/00-10/31/00@   $5.09      $0.11       $(0.28)     $(0.17)     $(0.09)  $(0.09)  $4.83    (3.29)%  $    545
11/01/00-10/31/01    4.83       0.40        (0.52)      (0.12)      (0.44)   (0.44)   4.27    (2.84)      2,274
11/01/01-3/31/02     4.27       0.17(6)     (0.11)       0.06       (0.18)   (0.18)   4.15     1.43      20,670
4/01/02-3/31/03      4.15       0.34        (0.48)      (0.14)      (0.33)   (0.33)   3.68    (2.97)     27,814
4/01/03-3/31/04      3.68       0.30         0.60        0.90       (0.33)   (0.33)   4.25    25.14      52,868
4/01/04-9/30/04++    4.25       0.16         0.01        0.17       (0.16)   (0.16)   4.26     4.19      55,643
                                                                            Class Z*
-
11/01/98-10/31/99   $5.64      $0.49       $(0.32)     $ 0.17      $(0.49)  $(0.49)  $5.32     2.74%   $ 62,506
11/01/99-10/31/00    5.32       0.54        (0.51)       0.03       (0.52)   (0.52)   4.83     0.30      62,702
11/01/00-10/31/01    4.83       0.47        (0.57)      (0.10)      (0.48)   (0.48)   4.25    (2.07)     61,451
11/01/01-3/31/02     4.25       0.19(6)     (0.11)       0.08       (0.20)   (0.20)   4.13     1.98      62,245
4/01/02-3/31/03      4.13       0.39        (0.49)      (0.10)      (0.37)   (0.37)   3.66    (1.84)     61,439
4/01/03-3/31/04      3.66       0.36         0.59        0.95       (0.38)   (0.38)   4.23    26.83      77,951
4/01/04-9/30/04++    4.23       0.22        (0.01)       0.21       (0.19)   (0.19)   4.25     5.09      81,761



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
----------       ----------          ---------


   1.25%(5)         5.69%(5)             72%
   1.38(5)         10.13(5)              57
   1.57(5)          9.73(5)              83
   1.48(3)(4)       9.56(3)(4)(6)        61
   1.56            10.26                117
   1.49             8.15                126
   1.41(4)(5)       8.13(4)(5)           46


   2.00%(5)         7.30%(5)             72%
   2.10(5)          9.41(5)              57
   2.21(5)          9.17(5)              83
   2.12(3)(4)       8.91(3)(4)(6)        61
   2.18             9.63                117
   2.14             7.52                126
   2.06(4)(5)       7.56(4)(5)           46


   2.07%(4)         9.10%(4)             57%
   2.21(5)          9.02(5)              83
   2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61
   2.15(5)          9.67(5)             117
   2.11(5)          7.53(5)             126
   2.06(4)(5)       7.54(4)(5)           46


   0.88%(5)         8.84%(5)             72%
   0.96(5)         10.41(5)              57
   1.15(5)         10.45(5)              83
   0.93(3)(4)(5)   10.04(3)(4)(5)(6)     61
   0.92(5)         10.90(5)             117
   0.88(5)          8.80(5)             126
   0.82(4)(5)       8.80(4)(5)           46

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
++ Unaudited
@  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         10/31/99 10/31/00 10/31/01 3/31/02(4) 3/31/03 3/31/04 9/30/04(4)+
                                         -------- -------- -------- ---------- ------- ------- -----------
High Yield Bond Fund Class A............   0.76%    0.43%    0.18%      -- %     -- %    -- %     0.01%
High Yield Bond Fund Class B............   0.37     0.42     0.18        --       --      --      0.01
High Yield Bond Fund Class C............     --       --     0.18      0.01     0.10    0.01      0.01
High Yield Bond Fund Class Z............   0.47     0.60     0.18      0.03     0.03    0.00      0.01

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                                  TAX EXEMPT INSURED FUND
                                                                                                  -----------------------
                                                                         Net gain
                                                                         (loss) on
                                                      Net               investments
                                                     Asset                 (both               Dividends
                                                    Value,      Net      realized   Total from  from net  Distributions   Total
                                                   beginning investment     and     investment investment    from net    Distri-
                  Period Ended                     of period income(1)  unrealized) operations   income   realized gains butions
-------------------------------------------------  --------- ---------- ----------- ---------- ---------- -------------- -------
                                                                                                          Class A
                                                                                                          -------
3/31/00                                             $13.07     $0.55      $(0.71)     $(0.16)    $(0.54)      $   --     $(0.54)
3/31/01                                              12.37      0.56        0.66        1.22      (0.57)          --      (0.57)
3/31/02                                              13.02      0.52(6)    (0.30)       0.22      (0.52)          --      (0.52)
3/31/03                                              12.72      0.41        0.73        1.14      (0.43)       (0.09)     (0.52)
3/31/04                                              13.34      0.39        0.24        0.63      (0.37)       (0.44)     (0.81)
4/01/04-9/30/04+                                     13.16      0.20       (0.09)       0.11      (0.20)          --      (0.20)
                                                                                                          Class B
                                                                                                          -------
3/31/00                                             $13.07     $0.47      $(0.71)     $(0.24)    $(0.46)      $   --     $(0.46)
3/31/01                                              12.37      0.47        0.66        1.13      (0.48)          --      (0.48)
3/31/02                                              13.02      0.41(6)    (0.28)       0.13      (0.43)          --      (0.43)
3/31/03                                              12.72      0.32        0.73        1.05      (0.34)       (0.09)     (0.43)
3/31/04                                              13.34      0.30        0.23        0.53      (0.27)       (0.44)     (0.71)
4/01/04-9/30/04+                                     13.16      0.16       (0.08)       0.08      (0.16)          --      (0.16)
                                                                                                         Class C*
                                                                                                         --------
6/01/99-3/31/00@                                    $12.83     $0.37      $(0.47)     $(0.10)    $(0.36)      $   --     $(0.36)
3/31/01                                              12.37      0.47        0.66        1.13      (0.48)          --      (0.48)
3/31/02                                              13.02      0.41(6)    (0.28)       0.13      (0.43)          --      (0.43)
3/31/03                                              12.72      0.31        0.74        1.05      (0.34)       (0.09)     (0.43)
3/31/04                                              13.34      0.30        0.24        0.54      (0.28)       (0.44)     (0.72)
4/01/04-9/30/04+                                     13.16      0.15       (0.07)       0.08      (0.16)          --      (0.16)



                                                                                              Ratio
                                                    Net               Net                     of net
                                                   Asset            Assets,  Ratio of       investment
                                                   Value,           end of   expenses       income to
                                                   end of   Total   period  to average       average        Portfolio
                  Period Ended                     period Return(2) (000's) net assets      net assets      Turnover
-------------------------------------------------  ------ --------- ------- ----------     ----------       ---------


3/31/00                                            $12.37   (1.20)% $68,650    1.28%          4.41%             33%
3/31/01                                             13.02   10.08    72,394    1.26           4.41              24
3/31/02                                             12.72    1.70    75,071    1.29(3)        3.99(3)(6)       140
3/31/03                                             13.34    9.08    78,358    1.24           3.12             195
3/31/04                                             13.16    4.86    69,098    1.26           2.90             131
4/01/04-9/30/04+                                    13.07    0.89    64,856    1.25(4)        3.09(4)           89


3/31/00                                            $12.37   (1.83)% $16,269    1.92%          3.77%             33%
3/31/01                                             13.02    9.31    16,302    1.97           3.71              24
3/31/02                                             12.72    0.95    18,090    2.04(3)        3.22(3)(6)       140
3/31/03                                             13.34    8.30    19,031    1.97           2.39             195
3/31/04                                             13.16    4.10    16,632    1.96           2.20             131
4/01/04-9/30/04+                                    13.08    0.62    10,476    1.94(4)        2.40(4)           89


6/01/99-3/31/00@                                   $12.37   (0.76)% $   577    1.95%(4)(5)    3.82%(4)(5)       33%
3/31/01                                             13.02    9.32       721    1.95(5)        3.73(5)           24
3/31/02                                             12.72    0.99     4,095    1.95(3)(5)     3.21(3)(5)(6)    140
3/31/03                                             13.34    8.32     6,451    1.95(5)        2.40(5)          195
3/31/04                                             13.16    4.14     5,803    1.95(5)        2.21(5)          131
4/01/04-9/30/04+                                    13.08    0.61     5,877    1.95(4)(5)     2.39(4)(5)        89

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
+  Unaudited
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3) The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01%. Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4) Annualized
(5) Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                         3/31/00(4) 3/31/01 3/31/02 3/31/03 3/31/04 9/30/04(4)+
                                         ---------- ------- ------- ------- ------- -----------
Tax Exempt Insured Fund Class C.........    5.20%    1.59%   0.56%   0.00%   0.12%     0.06%

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share date and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                Federal National Mortgage Association...  20.9%
                Federal Home Loan Mortgage Corporation..  20.3%
                Financial Services......................  17.3%
                Utilities...............................   6.4%
                Telecommunications......................   4.5%
                Banks...................................   4.2%
                Broadcasting & Media....................   4.0%
                U.S. Treasury Bonds.....................   3.5%
                Leisure & Tourism.......................   2.5%
                Foreign Government Agency...............   2.4%
                Repurchase Agreement....................   2.1%
                Energy Sources..........................   1.6%
                Insurance...............................   1.6%
                Retail Stores...........................   1.4%
                Automotive..............................   1.3%
                Forest Products.........................   1.1%
                Metals & Mining.........................   1.1%
                Pharmaceuticals.........................   1.0%
                Chemicals...............................   0.8%
                Aerospace & Military Technology.........   0.7%
                Food, Beverage & Tobacco................   0.7%
                Communication Equipment.................   0.6%
                Federal Farm Credit Bank................   0.6%
                Transportation..........................   0.6%
                Business Services.......................   0.5%
                Computes & Business Equipment...........   0.5%
                Federal Home Loan Bank..................   0.5%
                Health Services.........................   0.5%
                Real Estate Investment Trusts...........   0.5%
                Conglomerate............................   0.4%
                Government National Mortgage Association   0.2%
                Household Products......................   0.2%
                Energy Services.........................   0.1%
                Machinery...............................   0.1%
                                                         -----
                                                         104.7%
                                                         =====

Credit Quality+#

                         Government -- Treasury   3.5%
                         Government -- Agency..  41.9%
                         AAA...................   5.2%
                         AA....................   2.1%
                         A.....................  12.9%
                         BBB...................  18.4%
                         BB....................   4.2%
                         B.....................   5.3%
                         CCC...................   3.0%
                         Not Rated@............   3.5%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES -- 41.8%
      Aerospace & Military Technology -- 0.7%
        Goodrich Corp.
         Sr. Notes
         6.45% due 12/15/07........................ $  289,000 $  312,010
        Northrop Grumman Corp.
         Notes
         4.08% due 11/16/06........................    663,000    673,537
        Northrop Grumman Corp.
         Guaranteed Sr. Notes
         7.13% due 02/15/11........................    171,000    196,558
        Raytheon Co.
         Notes
         4.85% due 01/15/11........................    208,000    213,527
                                                               ----------
                                                                1,395,632
                                                               ----------
      Automotive -- 1.4%
        Ford Motor Co.
         Notes
         7.45% due 07/16/31........................  1,114,000  1,092,310
        General Motors Corp.
         Notes
         7.20% due 01/15/11........................    373,000    395,032
        General Motors Corp.
         Sr. Debentures
         8.25% due 07/15/23........................    284,000    298,741
        Hertz Corp.
         Sr. Notes
         4.70% due 10/02/06........................    517,000    526,925
        Hertz Corp.
         Notes
         6.35% due 06/15/10........................    272,000    281,820
        Hertz Corp.
         Notes
         6.90% due 08/15/14........................    190,000    197,968
                                                               ----------
                                                                2,792,796
                                                               ----------
      Banks -- 4.3%
        American Express Centurion Bank
         Notes
         4.38% due 07/30/09........................    272,000    277,911
        Bank of America Corp.
         Notes
         4.25% due 10/01/10........................    500,000    501,299
        BankBoston Capital Trust IV
         Guaranteed Capital Securities
         2.45% due 12/08/04(6).....................    622,000    599,323
        Downey Financial Corp.
         Notes
         6.50% due 07/01/14........................    576,000    603,205
        Dresdner Funding Trust I
         Silent Partnership Certificate
         8.15% due 06/30/31*.......................    603,000    728,766
        Emigrant Capital Trust
         Guaranteed Notes
         4.43% due 12/10/04(6)*....................    959,000    950,808
        First Maryland Capital II
         Guaranteed Sub. Capital Income Securities
         2.54% due 11/01/04(6).....................    508,000    493,082


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         Banks (continued)
           Huntington National Bank
            Sr. Notes
            4.65% due 06/30/09.................. $  272,000 $  279,142
           Key Bank NA
            Sr. Notes
            4.10% due 06/30/05..................    232,000    235,147
           Key Bank NA
            Sub. Notes
            7.00% due 02/01/11..................    249,000    278,973
           KeyCorp
            Notes
            2.75% due 02/27/07..................    579,000    573,279
           National City Bank
            Notes
            2.50% due 04/17/06..................    534,000    532,867
           PNC Funding Corp.
            Guaranteed Sr. Notes
            5.75% due 08/01/06..................    565,000    591,947
           RBS Capital Trust IV
            Trust Preferred Securities
            2.78% due 12/30/04(6)...............    275,000    276,919
           US Bank NA
            Notes
            3.70% due 08/01/07..................    543,000    548,543
           Wachovia Corp.
            Sub. Debentures
            7.50% due 04/15/35..................    366,000    456,336
           Washington Mutual Bank FA
            Sub. Notes
            5.65% due 08/15/14..................     76,000     78,783
           Wells Fargo & Co.
            Sub. Notes
            5.13% due 09/01/12..................    382,000    392,628
           World Savings Bank FSB
            Sr. Notes
            4.50% due 06/15/09..................    327,000    335,040
                                                            ----------
                                                             8,733,998
                                                            ----------
         Broadcasting & Media -- 3.6%
           Cablevision Systems Corp.
            Sr. Notes
            8.00% due 04/15/12*.................    375,000    391,875
           Charter Communications Holdings, LLC
            Sr. Sub. Notes
            11.13% due 01/15/11.................    975,000    789,750
           Clear Channel Communications, Inc.
            Sr. Notes
            5.75% due 01/15/13..................    354,000    363,600
           Clear Channel Communications, Inc.
            Sr. Notes
            6.00% due 11/01/06..................    272,000    285,615
           Comcast Cable Commerce, Inc.
            Sr. Notes
            6.88% due 06/15/09..................    159,000    176,723
           Cox Communications, Inc.
            Tranche Trust
            6.85% due 01/15/18..................    285,000    289,685
           Cox Communications, Inc.
            Notes
            7.75% due 08/15/06..................    408,000    437,662

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
           --------------------------------------------------------
           BONDS & NOTES (continued)
           Broadcasting & Media (continued)
             CSC Holdings, Inc.
              Sr. Notes, Series B
              7.63% due 04/01/11.............. $   25,000 $   26,344
             CSC Holdings, Inc.
              Sr. Debentures
              7.88% due 02/15/18..............    225,000    232,312
             Insight Communications Co., Inc.
              Sr. Sub. Disc. Notes
              12.25% due 02/15/11(5)..........  1,250,000  1,168,750
             Liberty Media Corp.
              Sr. Notes
              3.38% due 12/15/04(6)...........    579,000    585,201
             News America Holdings, Inc.
              Guaranteed Sr. Notes
              7.75% due 12/01/45..............    264,000    312,832
             News America, Inc.
              Guaranteed Sr. Debentures
              7.63% due 11/30/28..............    422,000    493,202
             TCI Communications, Inc.
              Notes
              6.88% due 02/15/06..............    271,000    284,139
             TCI Communications, Inc.
              Sr. Debentures
              8.75% due 08/01/15..............    391,000    487,367
             Time Warner, Inc.
              Guaranteed Sr. Notes
              6.13% due 04/15/06..............    321,000    335,602
             Time Warner, Inc.
              Guaranteed Sr. Notes
              6.88% due 06/15/18..............    165,000    180,292
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              10.00% due 03/01/11.............    450,000    463,500
                                                          ----------
                                                           7,304,451
                                                          ----------
           Business Services -- 0.5%
             Allied Waste North America, Inc.
              Guaranteed Sr. Secures Notes
              5.75% due 02/15/11..............    344,000    326,800
             USA Waste Services, Inc.
              Sr. Notes
              7.00% due 07/15/28..............    331,000    366,312
             Waste Management, Inc.
              Guaranteed Sr. Notes
              7.38% due 05/15/29..............    246,000    282,565
                                                          ----------
                                                             975,677
                                                          ----------
           Chemicals -- 0.8%
             Huntsman, LLC
              Sr. Sec. Notes
              11.63% due 10/15/10.............    450,000    520,875
             ICI North America, Inc.
              Debentures
              8.88% due 11/15/06..............     42,000     46,411
             Lubrizol Corp.
              Sr. Debenture
              6.50% due 10/01/34..............    362,000    353,137
             Rohm & Haas Co.
              Sr. Debentures
              7.85% due 07/15/29..............    394,000    501,900


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         Chemicals (continued)
           RPM International, Inc.
            Sr. Notes
            4.45% due 10/15/09*.................. $  281,000 $  279,387
                                                             ----------
                                                              1,701,710
                                                             ----------
         Communication Equipment -- 0.6%
           Pacific Bell
            Notes
            6.63% due 10/15/34...................    620,000    630,444
           Rural Cellular Corp.
            Sr. Sub. Notes
            9.75% due 01/15/10...................    700,000    609,000
                                                             ----------
                                                              1,239,444
                                                             ----------
         Computers & Business Equipment -- 0.5%
           Computer Sciences Corp.
            Notes
            6.75% due 06/15/06...................    321,000    340,876
           International Business Machines Corp.
            Sr. Debentures
            6.22% due 08/01/27...................    309,000    331,816
           Xerox Corp.
            Sr. Notes
            6.88% due 08/15/11...................    350,000    365,750
                                                             ----------
                                                              1,038,442
                                                             ----------
         Conglomerate -- 0.3%
           Tyco International Group SA
            Participation Certificates
            4.44% due 06/15/07*..................    544,000    555,914
                                                             ----------
         Energy Services -- 0.2%
           Hanover Compressor Co.
            Sub. Notes
            zero coupon due 03/31/07.............    375,000    316,875
                                                             ----------
         Energy Sources -- 1.5%
           Amerada Hess Corp.
            Notes
            6.65% due 08/15/11...................    488,000    538,801
           Chesapeake Energy Corp.
            Guaranteed Sr. Notes
            7.75% due 01/15/15...................    550,000    599,500
           Conoco, Inc.
            Sr. Notes
            6.95% due 04/15/29...................    424,000    489,215
           Devon Energy Corp.
            Sr. Notes
            2.75% due 08/01/06...................    470,000    466,818
           Enterprise Products Operating LP
            Sr. Notes
            6.65% due 10/15/34*..................    362,000    362,925
           Pemex Project Funding Master Trust
            Guaranteed Notes
            8.63% due 02/01/22...................    363,000    412,731
           Pennzoil Co. Debentures
            10.25% due 11/01/05..................    132,000    141,283
                                                             ----------
                                                              3,011,273
                                                             ----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                     Principal  Value
                   Security Description               Amount   (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Financial Services -- 8.9%
          American Honda Finance Corp.
           Notes
           4.50% due 05/26/09*...................... $302,000  $309,339
          Athena Neurosciences Finance, LLC
           Guaranteed Sr. Notes
           7.25% due 02/21/08.......................  325,000   329,063
          Bunge Ltd. Finance Corp.
           Guaranteed Notes
           4.38% due 12/15/08.......................  237,000   238,696
          Chukchansi Economic Development Authority
           Sr. Notes
           4.50% due 06/15/09*......................  500,000   625,000
          CIT Group, Inc.
           Sr. Notes
           5.13% due 09/30/14.......................  385,000   384,540
          CIT Group, Inc.
           Sr. Note
           7.75% due 04/02/12.......................  272,000   321,900
          Citicorp Capital I
           Guaranteed Capital Securities
           7.93% due 02/15/27.......................  514,000   568,290
          Citigroup Inc.
           Global Sub. Note
           6.00% due 10/31/33.......................  346,000   350,764
          Citigroup, Inc.
           Sub. Notes
           5.00% due 09/15/14*......................  351,775   352,213
          Consolidated Communications Holdings
           Sr. Notes
           9.75% due 04/01/12*......................  375,000   384,375
          Duke Capital LLC
           Notes
           5.67% due 08/15/14.......................  545,000   555,868
          Duke Capital LLC
           Sr. Notes, Series A
           6.25% due 07/15/05.......................  199,000   204,258
          Ford Motor Credit Co.
           Notes
           7.38% due 10/28/09.......................  503,000   550,954
          FPL Group Capital, Inc.
           Notes
           3.25% due 04/11/06.......................  528,000   531,315
          General Electric Capital Corp.
           Notes
           2.80% due 01/15/07.......................  579,000   575,445
          General Electric Capital Corp.
           Bonds
           4.75% due 09/15/14.......................  730,000   725,608
          General Electric Capital Corp.
           Notes
           6.13% due 02/22/11.......................  541,000   596,554
          General Motors Acceptance Corp.
           Tranche Trust
           3.08% due 12/23/04(6)....................  568,000   567,721
          General Motors Acceptance Corp.
           Notes
           4.50% due 07/15/06.......................  462,000   469,236


                                                        Principal    Value
                  Security Description                   Amount     (Note 2)
  --------------------------------------------------------------------------
  Financial Services (continued)
    Goldman Sachs Group, Inc.
     Sr. Notes
     6.13% due 02/15/33................................ $1,021,000 $1,025,520
    Household Finance Corp.
     Notes
     3.38% due 02/21/06................................    415,000    418,429
    Household Finance Corp.
     Notes
     4.75% due 05/15/09................................    265,000    273,511
    iPCS Escrow Co.
     Sr. Notes
     11.50% due 05/01/12*..............................    900,000    945,000
    J.P. Morgan Chase & Co.
     Notes
     5.25% due 05/30/07................................    541,000    568,515
    J.P. Morgan Chase & Co.
     Global Sub. Notes
     6.63% due 03/15/12................................    428,000    480,402
    J.P. Morgan Chase Capital XIII
     Capital Securities
     2.88% due 12/30/04(6).............................    440,000    435,563
    Lehman Brothers Holdings, Inc.
     Notes
     6.63% due 01/18/12................................    348,000    389,240
    Morgan Stanley Global
     Sub. Notes
     4.75% due 04/01/14................................    654,000    633,122
    Morgan Stanley Dean Witter & Co.
     Bonds
     6.75% due 04/15/11................................    321,000    359,698
    National Rural Utilities Cooperative Finance Corp.
     Secured Collateral Trust Bonds
     3.88% due 02/15/08................................    448,000    451,993
    NGC Corp. Capital Trust I
     Guaranteed Sub. Notes, Series B
     8.32% due 06/01/27................................    750,000    600,000
    NiSource Finance Corp.
     Guaranteed Sr. Notes
     7.63% due 11/15/05................................    322,000    338,356
    Pricoa Global Funding I
     Secured Notes
     4.35% due 06/15/08*...............................    289,000    296,152
    Principal Life Global Funding
     Secured Notes
     5.13% due 06/28/07*...............................    482,000    504,093
    Qwest Capital Funding, Inc.
     Guaranteed Notes
     7.90% due 08/15/10................................    625,000    576,562
    TIAA Global Markets
     Notes
     4.13% due 11/15/07*...............................    321,000    328,310
    Unilever Capital Corp.
     Guaranteed Bonds
     5.90% due 11/15/32................................    386,000    399,985

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                   Principal   Value
                  Security Description              Amount    (Note 2)
        ---------------------------------------------------------------
        BONDS & NOTES (continued)
        Financial Services (continued)
          Washington Mutual Finance Corp.
           Sr. Notes
           6.25% due 05/15/06..................... $529,000  $   557,781
                                                             -----------
                                                              18,223,371
                                                             -----------
        Food, Beverage & Tobacco -- 0.8%
          Anheuser-Busch Cos., Inc.
           Sr. Debentures
           5.95% due 01/15/33.....................  386,000      407,294
          Coca-Cola Enterprises, Inc.
           Debentures
           8.50% due 02/01/22.....................  480,000      633,658
          PepsiCo, Inc.
           Notes
           3.20% due 05/15/07.....................  526,000      528,201
                                                             -----------
                                                               1,569,153
                                                             -----------
        Forest Products -- 0.9%
          Crown Cork & Seal Co., Inc.
           Notes
           8.00% due 04/15/23.....................  850,000      790,500
          Georgia-Pacific Corp.
           Sr. Notes
           8.00% due 01/15/24.....................  275,000      312,813
          Weyerhaeuser Co.
           Notes
           5.50% due 03/15/05.....................  158,000      160,075
          Weyerhaeuser Co.
           Notes
           6.13% due 03/15/07.....................  532,000      566,312
                                                             -----------
                                                               1,829,700
                                                             -----------
        Health Services -- 0.5%
          HCA, Inc.
           Sr. Notes
           6.95% due 05/01/12.....................  575,000      620,864
          IASIS Healthcare Capital Corp.
           Sr. Sub. Notes
           8.75% due 06/15/14*....................   65,000       68,087
          Tenet Healthcare Corp.
           Sr. Notes
           6.50% due 06/01/12.....................  350,000      313,250
                                                             -----------
                                                               1,002,201
                                                             -----------
        Household Products -- 0.2%
          Procter & Gamble Co.
           Notes
           5.80% due 08/15/34.....................  417,000      435,835
                                                             -----------
        Insurance -- 1.0%
          Assurant, Inc.
           Sr. Notes
           5.63% due 02/15/14.....................  263,000      269,874
          ING Security Life Institutional Funding
           Notes
           2.70% due 02/15/07*....................  578,000      573,980
          Kingsway America Inc.
           Guaranteed Sr. Notes
           7.50% due 02/01/14.....................  319,000      330,802


                                                Principal    Value
                  Security Description           Amount     (Note 2)
           ---------------------------------------------------------
           Insurance (continued)
             Ohio Casualty Corp.
              Notes
              7.30% due 06/15/14............... $  521,000 $  549,812
             Prudential Financial, Inc.
              Tranche Trust
              5.10% due 09/20/14...............    275,000    275,237
                                                           ----------
                                                            1,999,705
                                                           ----------
           Leisure & Tourism -- 2.5%
             American Airlines, Inc.
              Pass-Thru Certificates, Series
              2001-1, Class A2
              6.82% due 05/23/11...............  1,225,000  1,086,482
             Atlas Air, Inc.
              Pass-Thru Certificates, Series
              1999-1, Class A-2
              6.88% due 01/02/11...............    474,617    443,011
             Atlas Air, Inc.
              Pass-Thru Certificates, Series
              1999-1, Class B
              7.63% due 07/02/16...............    950,432    674,460
             Atlas Air, Inc.
              Pass-Thru Certificates, Series
              2000-1, Class A
              8.71% due 07/02/21...............    433,097    426,189
             Bally Total Fitness Holding Corp.
              Sr. Notes
              10.50% due 07/15/11..............    140,000    133,000
             Continental Airlines, Inc.
              Pass-Thru Certificates, Series
              1998-1, Class A
              6.65% due 09/15/17...............     59,208     55,420
             Continental Airlines, Inc.
              Pass-Thru Certificates, Series
              1997-4, Class A
              6.90% due 01/02/18...............     82,608     79,538
             Continental Airlines, Inc.
              Pass-Thru Certificates, Series
              1999-1, Class C
              6.95% due 08/02/09...............    327,278    249,056
             Continental Airlines, Inc.
              Pass-Thru Certificates, Series
              1998-3, Class C1
              7.08% due 11/01/04...............     11,204     11,098
             Continental Airlines, Inc.
              Pass-Thru Certificates, Series
              2004, Class J
              9.56% due 09/01/19...............    575,704    572,353
             Delta Air Lines, Inc.
              Sr. Notes
              10.00% due 08/15/08..............    140,000     42,000
             Hilton Hotels Corp.
              Sr. Notes
              7.50% due 12/15/17...............    318,000    364,110
             MGM Mirage, Inc.
              Sr. Notes
              5.88% due 02/27/14...............    650,000    625,625
             Riviera Holdings Corp.
              Guaranteed Sr. Notes
              11.00% due 06/15/10..............    125,000    137,500

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                  Principal   Value
                   Security Description            Amount    (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Leisure & Tourism (continued)
            Six Flags, Inc.
             Sr. Notes
             9.75% due 04/15/13.................. $175,000  $  165,375
            United Airlines, Inc.
             Pass-Thru Certificates, Series
             2000-2, Class A1
             7.03% due 10/01/10(8)...............    7,840       6,564
                                                            ----------
                                                             5,071,781
                                                            ----------
          Metals & Mining -- 0.3%
            Alcoa, Inc.
             Notes
             6.75% due 01/15/28..................  287,000     329,200
            Owens-Brockway Glass Container, Inc.
             Guaranteed Sr. Secured Notes
             8.88% due 02/15/09..................  300,000     326,250
                                                            ----------
                                                               655,450
                                                            ----------
          Pharmaceuticals -- 1.0%
            Merck & Co., Inc.
             Debenture
             5.95% due 12/01/28..................  319,000     334,379
            Pfizer, Inc.
             Global Notes
             2.50% due 03/15/07..................  578,000     571,959
            Schering-Plough Co.
             Sr. Notes
             6.50% due 12/01/33..................  367,000     397,375
            Wyeth
             Notes
             6.45% due 02/01/24..................  325,000     333,301
            Wyeth
             Notes
             6.70% due 10/15/04..................  320,000     355,836
                                                            ----------
                                                             1,992,850
                                                            ----------
          Real Estate Investment Trusts -- 0.5%
            CarrAmerica Realty Corp.
             Notes
             5.13% due 09/01/11..................  248,000     250,813
            Omega Healthcare Investors, Inc.
             Sr. Notes
             7.00% due 04/01/14*.................  425,000     431,375
            Vornado Realty LP
             Notes
             4.50% due 08/15/09..................  305,000     305,646
                                                            ----------
                                                               987,834
                                                            ----------
          Retail Stores -- 1.3%
            Fortune Brands, Inc
             Notes
             2.88% due 12/01/06..................  541,000     538,636
            May Department Stores Co.
             Notes
             3.95% due 07/15/07*.................  543,000     547,230
            Rent-Way, Inc.
             Sr. Notes
             11.88% due 06/15/10.................  225,000     245,250


                                                Principal    Value
                  Security Description           Amount     (Note 2)
          ----------------------------------------------------------
          Retail Stores (continued)
            Safeway, Inc.
             Notes
             2.50% due 11/01/05................ $  441,000 $  439,326
            Wal-Mart Stores, Inc.
             Sr. Notes
             6.88% due 08/10/09................    729,000    826,766
                                                           ----------
                                                            2,597,208
                                                           ----------
          Telecommunications -- 3.4%
            American Cellular Corp.
             Sr. Notes, Series B
             10.00% due 08/01/11...............    740,000    599,400
            Bell Atlantic Pennsylvania, Inc.
             Debentures
             8.75% due 08/15/31................    471,000    620,166
            Citizens Communications Co.
             Sr. Notes
             9.00% due 08/15/31................    357,000    364,586
            FairPoint Communications, Inc.
             Sr. Sub. Notes, Series B
             9.50% due 05/01/08................    700,000    700,000
            Iridium, LLC
             Guaranteed Sr. Notes, Series C
             11.25% due 07/15/05(1)+...........     25,000      2,313
            LCI International, Inc.
             Sr. Notes
             7.25% due 06/15/07................    905,000    821,288
            Nextel Communications, Inc.
             Sr. Notes
             5.95% due 03/15/14................    125,000    122,500
            Nextel Communications, Inc.
             Sr. Notes
             7.38% due 08/01/15................    750,000    806,250
            Qwest Corp.
             Debentures
             7.13% due 11/15/43................    750,000    622,500
            Sprint Capital Corp.
             Guaranteed Sr. Notes
             6.13% due 11/15/08................    396,000    427,434
            Telecom Italia Capital SA
             Guaranteed Sr. Notes
             6.00% due 09/30/34*...............    638,000    623,170
            Verizon Communications, Inc.
             Debentures
             7.90% due 02/01/27................    680,000    746,293
            Verizon New York, Inc.
             Sr. Debentures, Series B
             7.38% due 04/01/32................    437,000    486,228
                                                           ----------
                                                            6,942,128
                                                           ----------
          Transportation -- 0.6%
            Burlington Northern Santa Fe Corp.
             Debentures
             8.13% due 04/15/20................    937,000  1,172,861
                                                           ----------
          Utilities -- 5.9%
            AES Corp.
             Sr. Notes
             7.75% due 03/01/14................  1,100,000  1,135,750

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Utilities (continued)
             Alabama Power Co.
              Sr. Notes
              2.80% due 12/01/06................ $441,000  $  438,607
             Appalachian Power Co.
              Sr. Notes, Series G
              3.60% due 05/15/08................  348,000     345,720
             Appalachian Power Co.
              Sr. Notes, Series E
              4.80% due 06/15/05................  278,000     281,771
             CenterPoint Energy Resources Corp.
              Debentures
              8.90% due 12/15/06................  579,000     643,258
             Connecticut Light & Power Co.
              1st Mtg. Bonds, Series B
              5.75% due 09/15/34................  383,000     385,116
             Constellation Energy Group, Inc.
              Notes, Series A
              7.88% due 04/01/05................  257,000     263,737
             Consumers Energy Co.
              1st Mtg. Bonds, Series F
              4.00% due 05/15/10................  267,000     262,538
             Duke Energy Co.
              1st Mtg. Bonds
              5.30% due 10/01/15................  632,000     650,625
             Dynegy Holdings, Inc.
              Sr. Notes
              8.75% due 02/15/12................  700,000     728,000
             Edison Mission Energy
              Sr. Notes
              9.88% due 04/15/11................  875,000   1,019,375
             El Paso Production Holding Co.
              Guaranteed Sr. Notes
              7.75% due 06/01/13................  450,000     451,125
             Georgia Power Co.
              Sr. Notes, Series G
              6.20% due 02/01/06................  318,000     332,431
             Indianapolis Power & Light Co.
              1st Mtg. Bonds
              6.60% due 01/01/34*...............  228,000     237,339
             Kinder Morgan Energy Partners, LP
              Notes
              7.75% due 03/15/32................  347,000     410,747
             Old Dominion Electric Cooperative
              1st Mtg. Bond, Series A
              5.68% due 12/01/28................  289,000     302,054
             Pacific Gas & Electric Co.
              1st Mortgage Bond
              6.05% due 03/01/34................  373,000     379,640
             PNPP II Funding Corp.
              Collateral Lease Bond
              9.12% due 05/30/16................  323,000     381,250
             Progress Energy, Inc.
              Sr. Notes
              6.75% due 03/01/06................  533,000     559,731
             Reliant Resources, Inc.
              Notes
              9.50% due 07/15/13................  575,000     624,594


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Utilities (continued)
       Southern California Edison Co.
        1st Mtg. Bonds
        8.00% due 02/15/07.......................... $  644,000 $   712,837
       TECO Energy, Inc.
        Sr. Notes
        7.50% due 06/15/10..........................     48,000      51,840
       Virginia Electric & Power Co.
        Notes
        4.10% due 12/15/08..........................    381,000     378,474
       Virginia Electric & Power Co.
        Sr. Notes, Series A
        5.75% due 03/31/06..........................    416,000     432,788
       Westar Energy, Inc.
        1st Mtg. Bonds
        7.88% due 05/01/07..........................    267,000     295,978
       Williams Cos, Inc.
        Notes
        7.88% due 09/01/21..........................    400,000     444,000
                                                                -----------
                                                                 12,149,325
                                                                -----------
     Total Bonds & Notes
        (cost $85,108,454)..........................             85,695,614
                                                                -----------
     ASSET-BACKED SECURITIES -- 5.1%
     Financial Services - 5.1%
       Bear Steams Commercial Mtg. Securities, Inc.
        Commercial Mtg. \ Certificates,
        Series 2001-Top4, Class A3
        5.61% due 11/15/33&&........................    100,000     106,541
       Bear Steams Commercial Mtg. Securities, Inc.
        Commercial Mtg. Certificates,
        Series 1999-C1, Class A2
        6.02% due 2/14/31&&.........................    525,000     568,909
       DLJ Commercial Mtg. Corp.
        Commercial Mtg. Certificates,
        Series 1999-CG3, Class A1B
        7.34% due 10/10/32&&........................  1,000,000   1,146,129
       Honda Auto Receivables Owner Trust
        Asset Backed Notes, Series 2002-4, Class A4
        2.70% due 3/17/08...........................  2,000,000   1,999,458
       Honda Auto Receivables Owner Trust
        Asset Backed Notes, Series 2003-3, Class A4
        2.77% due 11/21/08..........................  1,000,000     996,834
       Morgan Stanley Dean Witter Capital I
        Commercial Mtg. Certificates,
        Series 2002-Top1, Class A4
        6.66% due 2/15/33(9)........................  1,850,600   2,081,302
       Morgan Stanley Dean Witter Capital I
        Commercial Mtg. Certificates,
        Series 2000-LIF2, Class A2
        7.20% due 10/15/33(9).......................  2,125,000   2,432,736
       Residential Funding Mtg. Securities II
        Series 2004 HI1, Class A3
        3.06% due 7/25/16...........................  1,100,000   1,086,438
                                                                -----------
     Total Asset-Backed Securities
        (cost $10,265,009)..........................             10,418,347
                                                                -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       -----------------------------------------------------------------
       FOREIGN BONDS & NOTES (continued)
       FOREIGN BONDS & NOTES -- 7.3%
       Broadcasting & Media -- 0.4%
         Telenet Group Holding NV
          Sr. Disc. Notes
          11.50% due 06/15/14(5)*.................. $1,000,000 $  735,000
                                                               ----------
       Business Services -- 0.0%
         SCL Terminal Aereo Santiago SA
          Sr. Secured Notes
          6.95% due 07/01/12*......................     80,991     87,220
                                                               ----------
       Conglomerate -- 0.1%
         Tyco International Group SA
          Guaranteed Notes
          6.38% due 10/15/11.......................    260,000    287,539
                                                               ----------
       Energy Sources -- 0.1%
         Gazprom International SA
          Guaranteed Sr. Notes
          7.20% due 02/01/20*......................    275,000    278,437
                                                               ----------
       Financial Services -- 0.8%
         Canadian Oil Sands Ltd.
          Sr. Notes
          4.80% due 08/10/09*......................    108,000    109,532
         Deutsche Telekom International Finance BV
          Guaranteed Bonds
          8.75% due 06/15/30.......................    383,000    495,057
         Ford Motor Credit Co.
          Euro MTN Notes
          2.07% due 12/13/04(6)....................    566,000    555,752
         Nationwide Building Society
          Sr. Notes
          2.63% due 01/30/07*......................    578,000    569,990
                                                               ----------
                                                                1,730,331
                                                               ----------
       Forest Products -- 0.2%
         Abitibi-Consolidated, Inc.
          Debenture
          8.55% due 08/01/10.......................    225,000    241,312
         Norske Skogindustrier ASA
          Bonds
          7.13% due 10/15/33*......................    102,000    107,634
                                                               ----------
                                                                  348,946
                                                               ----------
       Government Agency -- 2.4%
         China Development Bank
          Notes
          4.75% due 10/08/14(2)....................    534,000    518,407
         Italian Government
          Bonds
          3.75% due 12/14/07.......................    544,000    550,531
         United Mexican States
          Notes
          6.75% due 09/27/34.......................    606,000    582,063
         United Mexican States
          Notes
          7.50% due 04/08/33.......................    700,000    735,700
         Quebec Province Canada
          Notes
          5.00% due 07/17/09.......................    643,000    675,848

                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ----------------------------------
           Government Agency (continued)
             Quebec Province Canada
              Debentures
              7.50% due 09/15/29.............. $  625,000 $  809,772
             Russia Government International
              Bonds
              5.00% due 03/31/07*.............    325,000    312,813
             United Kingdom
              Notes
              2.25% due 07/08/08*.............    749,000    724,775
                                                          ----------
                                                           4,909,909
                                                          ----------
           Insurance -- 0.6%
             Fairfax Financial Holdings, Ltd.
              Notes
              7.38% due 04/15/18..............    175,000    141,750
             Fairfax Financial Holdings, Ltd.
              Notes
              8.25% due 10/01/15..............    675,000    614,250
             XL Capital Ltd.
              Sr. Notes
              5.25% due 09/15/14..............    496,000    497,855
                                                          ----------
                                                           1,253,855
                                                          ----------
           Machinery -- 0.1%
             Atlas Copco AB
              Notes
              6.50% due 04/01/08*.............    232,000    251,065
                                                          ----------
           Metals & Mining -- 0.8%
             Alcan, Inc.
              Bonds
              6.13% due 12/15/33..............    163,000    169,222
             Noranda, Inc.
              Notes
              6.00% due 10/15/15..............  1,002,000  1,068,703
             Noranda, Inc.
              Debentures
              7.00% due 07/15/05..............    285,000    294,313
                                                          ----------
                                                           1,532,238
                                                          ----------
           Retail Stores -- 0.1%
             Jean Coutu Group, Inc.
              Sr. Sub. Notes
              8.50% due 08/01/14*.............    200,000    198,500
                                                          ----------
           Telecommunications -- 1.1%
             France Telecom SA
              Sr. Notes
              8.50% due 03/01/11..............    536,000    641,635
             Koninklijke KPN NV
              Sr. Notes
              7.50% due 10/01/05..............    339,000    355,058
             Koninklijke KPN NV
              Notes
              8.00% due 10/01/10..............    441,000    524,425
             Telus Corp.
              Notes
              7.50% due 06/01/07..............    544,000    596,527

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)


                                                Principal    Value
                  Security Description           Amount     (Note 2)
          ------------------------------------
          Telecommunications (continued)
            Telus Corp.
             Notes
             8.00% due 06/01/11................ $  161,000 $   188,650
                                                           -----------
                                                             2,306,295
                                                           -----------
          Utilities -- 0.5%
            Calpine Canada Energy Finance, ULC
             Guaranteed Sr. Notes
             8.50% due 05/01/08................  1,000,000     690,000
            Great Lakes Power, Inc.
             Sr. Notes
             8.30% due 03/01/05................    267,000     272,483
                                                           -----------
                                                               962,483
                                                           -----------
          Total Foreign Bonds & Notes
             (cost $14,852,077)................             14,881,818
                                                           -----------
          U.S. GOVERNMENT OBLIGATIONS -- 3.5%
          U.S. Treasury Bonds -- 2.2%
            5.38% due 02/15/31.................  3,075,000   3,294,094
            6.88% due 08/15/25.................    199,000     249,815
            7.25% due 08/15/22.................    726,000     934,782
                                                           -----------
                                                             4,478,691
                                                           -----------
          U.S. Treasury Notes -- 1.3%
            2.00% due 01/15/14.................    753,478     771,520
            2.25% due 02/15/07.................     67,000      66,285
            4.25% due 08/15/13.................      2,000       2,030
            4.25% due 08/15/14.................    319,000     322,340
            4.75% due 05/15/14.................    370,000     388,385
            5.00% due 08/15/11.................    136,000     146,163
            5.50% due 05/15/09.................    850,000     930,949
                                                           -----------
                                                             2,627,672
                                                           -----------
          Total U.S. Government Obligations
             (cost $7,085,739).................              7,106,363
                                                           -----------
          U.S. GOVERNMENT AGENCY -- 42.5%
          Federal Home Loan Bank -- 0.5%
            4.50% due 09/16/13.................    985,000     983,879
                                                           -----------
          Federal Home Loan Mortgage Corporation -- 20.3%
             2.50% due 12/04/06................  1,450,000   1,437,740
             2.63% due 09/17/07................    856,000     843,211
             3.00% due 10/27/06................  1,103,000   1,103,636
             3.38% due 08/23/07................    633,000     633,096
             4.50% due 11/01/18................  3,062,268   3,059,417
             4.50% due 02/01/19................  2,258,257   2,252,319
             5.00% due 10/01/33................     62,384      61,969
             5.00% due 10/01/34................  3,800,159   3,767,317
             5.00% due 03/01/34................  3,175,711   3,148,266
             5.00% due 06/01/34................  4,769,965   4,728,742
             5.50% due 02/01/18................  2,278,518   2,357,116
             5.50% due 10/01/18................  1,753,152   1,813,627
             5.50% due 10/01/33................  1,737,275   1,764,866
             5.50% due 07/01/34................  2,794,186   2,835,948
             6.00% due 02/01/32................     58,525      60,559
             6.00% due 11/01/33................  3,971,250   4,107,577
             6.50% due 08/01/16................     19,250      20,377
             6.50% due 06/01/32................  1,247,647   1,309,839
             6.50% due 08/01/32................  2,482,663   2,606,456
             6.50% due 02/01/33................    192,862     202,479
             6.50% due 09/01/33................    747,283     784,690
             7.00% due 03/01/12(7).............     15,260      16,185
             7.00% due 11/01/16(7).............     94,184      99,900
             7.50% due 04/01/31(7).............    648,070     695,588
             7.50% due 12/01/31(7).............  1,304,455   1,400,102

                                                 Principal          Value
                 Security Description             Amount           (Note 2)
               -------------------------------
               Federal National Mortgage Association (continued)
                  8.00% due 10/01/29(7)......... $   23,861       $    25,965
                  8.00% due 07/01/30(7).........      8,496             9,240
                  8.00% due 08/01/30(7).........     33,490            36,420
                  8.00% due 10/01/30(7).........     68,222            74,192
                  8.00% due 11/01/30(7).........     69,954            76,075
                  8.00% due 12/01/30(7).........    138,707           150,844
                  8.00% due 01/01/31(7).........    128,705           139,967
                                                                  -----------
                                                                   41,623,725
                                                                  -----------
               Federal National Mortgage Association -- 20.9%
                  2.77% due 08/25/06............  1,392,000         1,391,869
                  3.25% due 06/28/06............    648,000           649,304
                  4.50% due 06/01/18............    881,866           881,365
                  5.00% due 06/01/18............  2,449,449         2,493,781
                  5.00% due 09/01/18............    830,301           845,328
                  5.00% due 10/01/18............  1,668,427         1,698,623
                  5.00% due 11/01/18............  1,331,119         1,355,211
                  5.00% due 11/01/33............     61,717            61,225
                  5.00% due 03/01/34............  3,985,074         3,948,143
                  5.50% due 12/01/33............  8,677,439         8,811,355
                  5.50% due 03/01/34............  1,094,974         1,110,832
                  5.50% due 07/01/34............  3,196,553         3,242,848
                  5.50% due 09/01/34............    999,900         1,014,381
                  6.00% due 12/01/16............  1,222,018         1,282,244
                  6.00% due 05/01/17............    219,695           230,514
                  6.00% due 03/01/34............  1,053,895         1,091,701
                  6.00% due 08/01/34............  3,552,052         3,678,455
                  6.00% TBA due Oct.............  4,700,000         4,860,092
                  6.18% due 07/01/08............     18,438            19,796
                  6.27% due 11/01/07............     50,576            53,908
                  6.31% due 02/01/08............    183,403           192,648
                  6.34% due 01/01/08............     17,535            18,759
                  6.43% due 01/01/08............     18,356            19,696
                  6.50% due 03/01/17............    631,858           669,343
                  6.50% due 04/01/29............     80,652            84,757
                  6.50% due 02/01/32............    682,946           716,866
                  6.50% due 07/01/32............    310,490           325,911
                  6.85% due 06/01/07............      6,653             7,004
                  7.00% due 09/01/10(7).........      2,783             2,954
                  7.00% due 07/01/11(7).........        888               942
                  7.00% due 11/01/11(7).........      2,128             2,259
                  7.00% due 05/01/12(7).........      3,543             3,759
                  7.00% due 06/01/12(7).........      5,285             5,610
                  7.00% due 09/01/12(7).........      2,820             2,993
                  7.00% due 10/01/12(7).........      1,655             1,756
                  7.00% due 07/01/13(7).........      3,278             3,480
                  7.00% due 04/01/28(7).........     18,372            19,522
                  7.00% due 10/01/28(7).........      2,467             2,622
                  7.00% due 09/01/31(7).........  1,468,422         1,558,161
                  7.04% due 03/01/07............     18,351            19,581
                  7.50% due 10/01/10(7).........    156,886           167,088
                  7.50% due 11/01/14(7).........      9,022             9,609
                  7.50% due 05/01/15(7).........      6,077             6,470
                  7.50% due 06/01/15(7).........     91,293            97,186
                  7.50% due 07/01/15(7).........     38,796            41,300
                  7.50% due 08/01/15(7).........     16,867            17,956
                                                                  -----------
                                                                   42,719,207
                                                                  -----------
               Government National Mortgage Association -- 0.2%
                  6.50% due 06/15/29............    142,283           150,484
                  7.00% due 12/15/22(7).........     96,142           103,095
                  7.00% due 08/15/29(7).........     95,254           101,674
                  8.00% due 04/15/30............     35,831            39,117
                                                                  -----------
                                                                      394,370
                                                                  -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)


                                             Principal Amount/    Value
             Security Description             Shares/Warrants    (Note 2)
    ---------------------------------------
    Federal Farm Credit Bank -- 0.6%
       2.38% due 10/02/06...................    $1,257,000     $  1,244,698
                                                               ------------
    Total U.S. Government Agency
       (cost $86,194,887)...................                     86,965,879
                                                               ------------
    COMMON STOCK -- 0.0%
    Machinery -- 0.0%
      Manitowoc Co., Inc. (cost $261).......            28              993
                                                               ------------
    PREFERRED STOCK -- 0.0%
    Machinery -- 0.0%
      Fairfield Manufacturing Co.,
       Inc.(2)(3)(4)
       (cost $24,592).......................            28                0
                                                               ------------
    WARRANTS -- 0.0%
    Communication Equipment -- 0.0%
      Concentric Network Corp.(2)(4)........             5                0
                                                               ------------
    Telecommunications -- 0.0%
      KMC Telecom Holdings, Inc.(2)(4)......            50                0
                                                               ------------
    Total Warrants
       (cost $0)............................                              0
                                                               ------------
    Total Investment Securities -- 100.2%
       (cost $203,571,019)..................                    205,069,014
                                                               ------------
    SHORT-TERM SECURITIES -- 2.4%
      UBS Finance 1.88% due 10/01/04(7).....    $5,000,000        5,000,000
                                                               ------------
    REPURCHASE AGREEMENT -- 2.1%
      Agreement with State Street Bank
       & Trust Co., bearing interest at
       1.67% dated 09/30/04 to be
       repurchased 10/01/04 in the
       amount of $4,274,198 and
       collateralized by $3,755,000 of
       Federal National Mtg. Association
       Notes, bearing interest at 7.25% due
       01/15/10 having an
       approximate value of $4,402,738
       (cost $4,274,000)(7).................     4,274,000        4,274,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $212,845,019)@.................         104.7%     214,343,014
    Liabilities in excess of other assets...          (4.7)      (9,550,880)
                                                ----------     ------------
    NET ASSETS --                                    100.0%    $204,792,134
                                                ==========     ============

--------
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $12,870,304 representing 6.04% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security.
@    See Note 5 for cost of investments on a tax basis.
TBA --  Securitiespurchased on a forward commitments basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
(1)  Bond in default.
(2)  Fair valued security.
(3) PIK ("Payment-in-kind") bond. Payments made with additional securities in lieu of cash.
(4)  Illiquid security
(5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(7)  The security or a portion thereof represents collateral for TBA securities.
(8)  Company has filed Chapter 11 bankruptcy.
(9)  Commercial mortgaged backed security.

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                Government National Mortgage Association  51.5%
                Repurchase Agreements...................  19.6%
                U.S. Treasury Notes.....................  13.2%
                Federal Farm Credit Bank................  11.5%
                U.S. Treasury Bonds.....................  10.9%
                U.S. Government Agencies................   6.4%
                Federal Home Loan Mortgage Corporation..   1.6%
                Federal National Mortgage Association...   1.3%
                                                         -----
                                                         116.0%
                                                         =====

Credit Quality+#

                         Government -- Agency..  73.9%
                         Government -- Treasury  25.0%
                         Not Rated@............   1.1%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          ------------------------------------------------------------
          U.S. GOVERNMENT OBLIGATIONS -- 24.1%
          U.S Treasury Bonds -- 10.9%
            5.38% due 02/15/31(1).............  $23,250,000 $24,906,562
                                                            -----------
          U.S. Treasury Notes -- 13.2%
            4.25% due 08/15/14................   30,000,000  30,314,070
                                                            -----------
          Total U.S. Government Obligations
             (cost $55,335,938)...............               55,220,632
                                                            -----------
          U.S. GOVERNMENT AGENCIES -- 72.3%
          Federal Home Loan Mortgage Corporation -- 1.6%
            6.00% due 11/01/13................    1,152,362   1,210,778
            6.00% due 10/01/16................      386,094     404,908
            6.50% due 09/01/16................      339,454     359,325
            7.00% due 11/01/31................      363,993     386,327
            7.50% due 06/01/25................       68,833      74,119
            8.00% due 06/01/08................       21,959      22,720
            8.25% due 07/01/06................        4,544       4,627
            8.50% due 05/01/08................        6,066       6,112
            9.50% due 04/01/20................      193,740     218,084
            10.00% due 08/01/21...............      847,532     941,096
            39.36% due 10/01/04(3)............       21,318      21,494
                                                            -----------
                                                              3,649,590
                                                            -----------
          Federal National Mortgage Association -- 1.3%
            6.53% due 05/25/30................    2,346,067   2,474,006
            7.50% due 07/01/26................      144,734     155,844
            8.00% due 12/01/22................      133,140     145,718
            8.00% due 01/01/23................      175,814     192,544
            8.00% due 01/01/23................       14,208      15,550
            11.00% due 02/01/15...............           37          42
            11.50% due 09/01/19...............       25,356      28,703
                                                            -----------
                                                              3,012,407
                                                            -----------
          Government National Mortgage Association -- 51.5%
            4.50% due 05/15/18.................   1,783,946   1,791,567
            4.50% due 08/15/18.................   2,570,189   2,581,168
            4.50% due 09/15/18.................   7,067,016   7,097,206
            4.50% due 10/15/18.................   6,389,635   6,416,931
            4.50% due 09/15/33.................   6,623,742   6,432,869
            5.00% due 04/15/18.................   7,888,086   8,098,721
            5.00% due 08/15/33.................   5,392,881   5,379,525
            5.00% due 09/15/33.................   1,456,754   1,453,147
            5.00% due 10/15/33.................     562,244     560,851
            5.00% TBA due Nov..................   1,000,000     991,562
            5.50% due 11/15/32.................      24,652      25,148
            5.50% due 03/15/33.................     936,204     954,407
            5.50% due 04/15/33.................   1,325,433   1,351,204
            5.50% due 05/15/33.................   2,687,000   2,739,245
            5.50% due 06/15/33.................  12,721,328  12,968,674
            5.50% due 07/15/33.................   3,452,780   3,519,913
            5.50% due 10/15/33.................   3,411,256   3,477,582
            5.50% due 12/15/33.................     702,383     716,039
            5.50% due 01/15/34.................   2,974,962   3,031,224
            5.50% due 02/15/34.................   3,675,260   3,744,765
            6.00% due 03/15/29.................     108,580     112,918
            6.00% due 04/15/29.................      74,849      77,839
            6.00% due 05/15/29.................     172,040     178,913
            6.00% due 12/15/31.................     652,144     677,566
            6.00% TBA due Nov..................  35,000,000  36,181,250
            6.50% due 02/15/29.................      41,377      43,762
            6.50% due 05/15/31.................      74,135      78,309
            6.50% due 06/15/31................. $   117,257 $   123,859
            6.50% due 07/15/31.................     180,790     190,969

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        Government National Mortgage Association (continued)
          6.50% due 08/15/31.....................    214,861     226,958
          6.50% due 09/15/31.....................    355,907     375,947
          6.50% due 10/15/31.....................    805,648     851,010
          6.50% due 11/15/31.....................     35,043      37,016
          6.50% due 12/15/31.....................     62,986      66,532
          6.50% due 01/15/32.....................     85,534      90,336
          6.50% due 02/15/32.....................  1,946,584   2,055,867
          6.50% due 06/15/32.....................    435,317     459,756
          7.00% due 07/15/23.....................     90,256      96,694
          7.00% due 10/15/23.....................    178,048     190,749
          7.00% due 09/15/25.....................    449,269     481,046
          7.00% due 03/20/29.....................     46,053      49,043
          7.00% due 06/20/29.....................      8,070       8,594
          7.00% due 11/20/30.....................    203,587     216,801
          7.50% due 04/15/17.....................     17,950      19,423
          7.50% due 08/15/23.....................    371,607     402,314
          7.50% due 09/15/23.....................  1,179,295   1,276,742
          7.50% due 10/15/23.....................     26,842      29,060
          8.00% due 11/15/06.....................      1,650       1,712
          8.00% due 02/15/08.....................      2,438       2,589
          9.00% due 12/15/16.....................    137,822     154,877
          11.00% due 08/20/15....................        388         437
          11.00% due 09/20/15....................        830         937
          11.50% due 03/15/13....................     26,466      30,200
          11.50% due 06/15/13....................     26,124      29,713
          11.50% due 05/20/15....................      4,281       4,880
          12.50% due 09/15/14....................      8,612       9,930
          13.00% due 01/15/11....................      4,178       4,797
          13.00% due 02/15/11....................      7,082       8,130
          13.00% due 03/15/11....................        322         370
          13.00% due 04/15/11....................        676         776
          13.00% due 09/15/13....................      5,801       6,706
          13.00% due 10/20/14....................      4,439       5,110
          13.00% due 11/15/14....................        929       1,077
          13.00% due 02/20/15....................      1,638       1,880
          13.50% due 02/15/13....................     13,396      15,604
          15.00% due 01/15/12....................        567         670
          15.00% due 02/15/12....................      1,320       1,561
          15.00% due 06/15/12....................     14,240      16,840
          15.00% due 09/15/12....................        771         911
          15.50% due 08/15/11....................      5,699       6,730
          15.50% due 09/15/11....................     42,754      50,489
          16.00% due 11/15/11....................      7,275       8,599
                                                             -----------
                                                             118,296,546
                                                             -----------
        Federal Farm Credit Bank -- 11.5%
          2.50% due 03/15/06.....................  5,000,000   4,992,445
          3.88% due 12/15/04(1).................. 20,000,000  20,080,400
          5.64% due 04/04/11.....................    500,000     542,953
          6.00% due 03/07/11.....................    200,000     220,741
          6.30% due 12/03/13.....................    500,000     565,796
                                                             -----------
                                                              26,402,335
                                                             -----------
        International Bank for Reconstruction and
         Development -- 0.2%
          5.00% due 03/28/06.....................    350,000     362,605
                                                             -----------
        Private Export Funding Corp. -- 4.7%
          5.87% due 07/31/08..................... 10,000,000  10,850,930
                                                             -----------
        Small Business Administration -- 1.5%
          6.30% due 06/01/18.....................  3,173,002   3,404,230
                                                             -----------

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)

                                               Principal      Value
               Security Description             Amount       (Note 2)
       ----------------------------------------------------------------
       U.S. GOVERNMENT AGENCY (continued)
       Total U.S. Government Agency
          (cost $163,750,861)................              $165,978,643
                                                           ------------
       Total Investment Securities -- 96.4%
          (cost $219,086,799)................               221,199,275
                                                           ------------
       REPURCHASE AGREEMENTS -- 19.6%
         State Street Bank & Trust Co. Joint
          Repurchase Agreement(1)(2)......... $ 5,064,000     5,064,000
         UBS Warburg, LLC Joint Repurchase
          Agreement(1)(2)....................  40,000,000    40,000,000
                                                           ------------
       Total Repurchase Agreements
          (cost $45,064,000).................                45,064,000
                                                           ------------
       TOTAL INVESTMENTS --
          (cost $264,150,799)@...............       116.0%  266,263,275
       Liabilities in excess of other assets.       (16.0)  (36,761,160)
                                              -----------  ------------
       NET ASSETS --                                100.0% $229,502,115
                                              ===========  ============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    See Note 5 for cost of investments on a tax basis.
(1)  The security or a portion thereof represents collateral for TBA securities.
(2)  See Note 2 for details of Joint Repurchase Agreement.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)


Industry Allocation*

                Government National Mortgage Association  81.0%
                Repurchase Agreements...................  44.8%
                Federal Farm Credit Bank................   2.8%
                Small Business Administration...........   0.2%
                Federal Home Loan Mortgage Corporation..   0.1%
                                                         -----
                                                         128.9%
                                                         =====

Credit Quality+#

                          Government -- Agency 100.0%
                                               -----
                                               100.0%
                                               =====

*  Calculated as a percentage of net assets.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)

                                               Principal       Value
                Security Description            Amount        (Note 2)
          -------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES -- 84.1%
          Federal Home Loan Mortgage Corporation -- 0.1%
            7.50% due 5/01/24...............  $     58,089  $     62,619
            7.50% due 6/01/25...............        23,596        25,408
            10.00% due 01/01/17.............       254,225       279,922
                                                            ------------
                                                                 367,949
                                                            ------------
          Federal National Mortgage Association -- 0.0%
            7.00% due 9/01/10...............       158,349       168,086
                                                            ------------
          Government National Mortgage Association -- 81.0%
            4.50% due 05/15/18...............    3,567,892     3,583,133
            4.50% due 08/15/18...............    1,687,803     1,695,013
            4.50% due 09/15/18...............    5,339,802     5,362,613
            4.50% due 10/15/18...............    7,380,723     7,412,252
            4.50% due 08/15/33...............    4,957,532     4,814,674
            4.50% due 09/15/33...............    5,278,292     5,126,191
            5.00% due 03/15/18...............    1,185,412     1,217,066
            5.00% due 04/15/18...............   12,824,373    13,166,821
            5.00% due 05/15/18...............   18,371,986    18,862,572
            5.00% due 01/15/33...............       24,212        24,152
            5.00% due 05/15/33...............       21,052        20,999
            5.00% due 08/15/33...............   22,692,597    22,636,398
            5.00% due 09/15/33...............    7,924,658     7,905,032
            5.00% due 10/15/33...............   28,965,554    28,893,820
            5.00% TBA due Nov................  103,000,000   102,130,886
            5.50% due 06/15/29...............       11,490        11,745
            5.50% due 12/15/32...............    1,516,587     1,547,140
            5.50% due 01/15/33...............      821,627       837,602
            5.50% due 02/15/33...............    3,817,669     3,891,898
            5.50% due 03/15/33...............    2,295,186     2,339,812
            5.50% due 04/15/33...............   12,655,723    12,901,793
            5.50% due 05/15/33...............   15,105,385    15,399,085
            5.50% due 06/15/33...............   13,814,072    14,082,664
            5.50% due 06/15/33...............    1,720,669     1,755,148
            5.50% due 07/15/33...............      871,004       887,939
            5.50% due 08/15/33...............    5,433,601     5,539,249
            5.50% due 09/15/33...............      753,944       768,603
            5.50% due 10/15/33...............   13,290,352    13,548,762
            5.50% due 12/15/33...............   14,044,076    14,317,141
            5.50% due 01/15/34...............   22,430,986    22,855,193
            5.50% due 02/15/34...............    2,775,283     2,827,768
            5.50% TBA due Nov................   40,000,000    40,562,480
            6.00% due 11/15/23...............       11,139        11,643
            6.00% due 01/15/24...............       13,629        14,229
            6.00% due 12/15/28...............      436,290       454,077
            6.00% due 01/15/29...............    1,433,632     1,490,903
            6.00% due 02/15/29...............    1,391,326     1,446,907
            6.00% due 03/15/29...............    1,069,268     1,111,984
            6.00% due 04/15/29...............    2,289,019     2,380,462
            6.00% due 04/15/29...............      459,723       478,401
            6.00% due 05/15/29...............      329,854       343,031
            6.00% due 06/15/29...............      801,649       833,674
            6.00% due 07/15/29...............      475,561       494,559
            6.00% due 08/15/29...............       48,725        50,671
            6.00% due 10/15/29...............      243,680       253,414
            6.00% due 04/15/31...............       41,525        43,144
            6.00% due 07/15/31...............       60,972        63,349
            6.00% due 10/15/31...............      157,272       163,403
            6.00% due 11/15/31...............    2,524,462     2,622,873
            6.00% due 12/15/31...............      479,609       498,305
            6.00% due 07/15/32...............      250,116       259,721

                                                  Principal      Value
                 Security Description              Amount       (Note 2)
         ----------------------------------------------------------------
         Government National Mortgage Association (continued)
           6.00% due 02/15/33................... $ 4,950,664  $  5,140,307
           6.00% due 02/15/34...................   1,844,095     1,914,281
           6.00% due 04/15/34...................   5,140,498     5,336,148
           6.00% due 07/15/34...................   4,777,212     4,959,034
           6.00% TBA due Nov....................  10,000,000    10,337,500
           6.50% due 03/15/28...................      56,004        59,291
           6.50% due 08/15/28...................     123,758       130,968
           6.50% due 12/15/28...................       2,661         2,815
           6.50% due 01/15/29...................      11,738        12,414
           6.50% due 02/15/29...................       4,263         4,508
           6.50% due 03/15/29...................     246,448       260,652
           6.50% due 04/15/29...................       3,518         3,721
           6.50% due 05/15/29...................      27,284        28,868
           6.50% due 05/15/29...................       4,040         4,275
           6.50% due 06/15/29...................      89,370        94,521
           6.50% due 07/15/29...................      12,375        13,088
           6.50% due 10/15/29...................      10,307        10,901
           6.50% due 08/15/31...................     610,134       644,488
           6.50% due 09/15/31...................      40,379        42,653
           6.50% due 10/15/31...................     699,603       738,994
           6.50% due 11/15/31...................     544,326       574,975
           6.50% due 12/15/31...................     607,178       641,365
           6.50% due 02/15/32...................   1,013,427     1,070,322
           6.50% due 05/15/32...................   3,714,988     3,923,551
           6.50% due 06/15/32...................     263,909       278,726
           7.00% due 03/15/23...................     220,657       236,398
           7.00% due 01/20/24...................       1,719         1,838
           7.00% due 03/20/24...................       1,700         1,817
           7.00% due 07/20/25...................       9,251         9,883
           7.00% due 09/15/25...................     195,108       208,908
           7.00% due 01/20/29...................     100,185       106,688
           7.00% due 02/20/29...................      20,777        22,126
           7.00% due 06/20/29...................      40,018        42,616
           7.00% due 07/20/29...................     151,533       161,369
           7.00% due 09/20/29...................      13,942        14,847
           7.00% due 10/20/29...................      28,775        30,643
           7.00% due 11/20/29...................      10,218        10,882
           7.00% due 03/20/30...................      11,881        12,652
           7.00% due 06/20/30...................      26,804        28,543
           7.00% due 08/20/30...................      80,041        85,236
           7.00% due 09/20/30...................      62,811        66,887
           7.00% due 10/20/30...................      89,159        94,946
           8.00% due 11/15/26...................     549,369       602,724
           8.00% due 12/15/29...................      36,987        40,396
           8.00% due 01/15/30...................       1,725         1,883
           8.00% due 04/15/30...................      55,406        60,489
           8.00% due 05/15/30...................      10,117        11,045
           8.00% due 08/15/30...................     111,541       121,772
           8.50% due 03/15/17...................      46,581        51,597
           8.50% due 05/15/21...................      92,073       102,005
           8.50% due 12/15/22...................     157,676       174,613
           8.50% due 01/15/23...................     170,438       188,640
           8.50% due 09/15/24...................      92,793       102,477
           9.00% due 07/15/16...................     117,881       132,468
           9.00% due 10/15/16...................      29,767        33,450
                                                              ------------
                                                               428,928,598
                                                              ------------
         Small Business Administration -- 0.2%
           6.30% due 06/01/18...................   1,057,667     1,134,744
                                                              ------------

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)

                                               Principal       Value
              Security Description              Amount        (Note 2)
      -------------------------------------
      U.S. GOVERNMENT AGENCIES (continued)
      Federal Farm Credit Bank -- 2.8%
        2.50% due 03/15/06(1)............... $ 15,000,000  $  14,977,335
                                                           -------------
      Total Investment Securities
         (cost $443,898,350)................                 445,576,712
                                                           -------------
      REPURCHASE AGREEMENTS -- 44.8%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement(1)(2).........  117,540,000    117,540,000
        UBS Warburg, LLC Joint Repurchase
         Agreement(1)(2)....................  120,000,000    120,000,000
                                                           -------------
      Total Repurchase Agreements
         (cost $237,540,000)................                 237,540,000
                                                           -------------
      TOTAL INVESTMENTS --
         (cost $681,438,350)@...............        128.9%   683,116,712
      Liabilities in excess of other assets.        (28.9)  (153,149,653)
                                             ------------  -------------
      NET ASSETS --                                 100.0% $ 529,967,059
                                             ============  =============

--------
TBA --Securities Purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
@    See Note 5 for cost of investments on a tax basis.
(1)  The security or a portion thereof represents collateral for TBA securities.
(2)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                 Foreign Government Agency............... 34.0%
                 Financial Services...................... 10.2%
                 Federal National Mortgage Association...  7.1%
                 Telecommunications......................  6.6%
                 Broadcasting & Media....................  5.4%
                 Leisure & Tourism.......................  4.8%
                 Utilities...............................  4.2%
                 Energy Sources..........................  2.8%
                 Retail Stores...........................  2.0%
                 Chemicals...............................  1.7%
                 Forest Products.........................  1.4%
                 Bank....................................  1.4%
                 Pharmaceuticals.........................  1.3%
                 Energy Services.........................  1.2%
                 Federal Home Loan Mortgage Corporation..  1.2%
                 Insurance...............................  1.2%
                 U.S. Treasury Notes.....................  1.1%
                 Automotive..............................  0.9%
                 Health Services.........................  0.9%
                 Metals & Mining.........................  0.8%
                 Real Estate Investment Trusts...........  0.8%
                 U.S. Treasury Bonds.....................  0.8%
                 Business Services.......................  0.6%
                 Conglomerate............................  0.6%
                 Food, Beverage & Tobacco................  0.6%
                 Machinery...............................  0.5%
                 Repurchase Agreement....................  0.5%
                 Communication Equipment.................  0.4%
                 Restaurant..............................  0.4%
                 Time Deposit............................  0.3%
                 Medical Products........................  0.3%
                 Computes & Business Equipment...........  0.2%
                 Electronics.............................  0.2%
                 Government National Mortgage Association  0.2%
                 Transportation..........................  0.2%
                 Aerospace & Military Technology.........  0.1%
                 Education...............................  0.1%
                 Entertainment Products..................  0.1%
                 Apparel & Textiles......................  0.1%
                                                          ----
                                                          97.2%
                                                          ====

Credit Quality+#

                         Government -- Treasury   1.9%
                         Government -- Agency..   8.3%
                         AAA...................   5.9%
                         AA....................   5.9%
                         A.....................   2.4%
                         BBB...................  10.3%
                         BB....................  22.7%
                         B.....................  20.8%
                         CCC...................  10.5%
                         CC....................   0.2%
                         C.....................   0.1%
                         BELOW C...............   0.2%
                         Not Rated@............  10.8%
                                                -----
                                                100.0%
                                                =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)



                                                  Principal   Value
                   Security Description             Amount** (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES -- 42.3%
          Aerospace & Military Technology -- 0.1%
            Condor Systems, Inc.
             Guaranteed Sr. Sub. Notes, Series B
             11.88% due 05/01/09+(1)(2)(5)(9)....  $ 25,000  $  1,750
            DeCrane Aircraft Holdings, Inc.
             Guaranteed Sr. Sub. Notes, Series B
             12.00% due 09/30/08.................   175,000   113,750
                                                             --------
                                                              115,500
                                                             --------
          Apparel & Textiles -- 0.1%
            Warnaco, Inc.
             Sr. Notes
             8.88% due 06/15/13..................    50,000    55,625
                                                             --------
          Automotive -- 0.9%
            BREED Technologies, Inc.
             Guaranteed Sr. Sub. Notes
             9.25% due 04/15/08(1)(2)............   500,000         0
            Collins & Aikman Prods Co.
             Sr. Sub. Notes
             12.88% due 08/15/12*................    50,000    46,125
            Diamond Triumph Auto Glass, Inc.
             Guaranteed Sr. Sub. Notes
             9.25% due 04/01/08..................   100,000    96,000
            Exide Corp.
             Term Loan
             10.00% due 04/15/05+(2)(5)..........   225,000         0
            Ford Motor Co.
             Notes
             7.45% due 07/16/31..................   494,000   484,382
            Hertz Corp.
             Notes
             6.35% due 06/15/10..................   295,000   305,650
                                                             --------
                                                              932,157
                                                             --------
          Banks -- 0.4%
            Emigrant Capital Trust
             Guaranteed Notes
             4.43% due 12/10/04(3)*..............   395,000   391,626
            RBS Capital Trust IV
             Trust Preferred Securities
             2.78% due 09/29/49(3)...............    33,000    33,230
                                                             --------
                                                              424,856
                                                             --------
          Broadcasting & Media -- 4.6%
            Affinity Group, Inc.
             Sr. Sub. Notes
             9.00% due 02/15/12..................   150,000   160,500
            American Lawyer Media, Inc.
             Guaranteed Sr. Notes, Series B
             9.75% due 12/15/07..................   175,000   175,219
            Charter Communications Holdings, LLC
             Sr. Sub. Notes
             9.63% due 11/15/09..................   925,000   728,437
            Charter Communications Holdings, LLC
             Sr. Sub. Disc. Notes
             9.92% due 04/01/11(4)...............   125,000    96,250
            Charter Communications Holdings, LLC
             Sr. Notes
             10.00% due 05/15/11.................    75,000    57,750


                                                  Principal   Value
                   Security Description             Amount** (Note 2)
          ----------------------------------------------------------
          Broadcasting & Media (continued)
            Charter Communications Holdings, LLC
             Sr. Sub. Notes
             10.25% due 01/15/10.................  $ 25,000  $ 20,063
            Charter Communications Holdings, LLC
             Sr. Sub. Notes
             10.75% due 10/01/09.................   450,000   369,000
            Charter Communications Holdings, LLC
             Sr. Sub. Notes
             11.13% due 01/15/11.................   300,000   243,000
            Cinemark, Inc.
             Sr. Disc. Notes
             9.75% due 03/15/14(4)...............   225,000   154,687
            Clear Channel Communications, Inc.
             Sr. Notes
             5.75% due 01/15/13..................    70,000    71,898
            Clear Channel Communications, Inc.
             Sr. Notes
             6.00% due 11/01/06..................   590,000   619,532
            Coleman Cable, Inc.
             Sr. Notes
             9.88% due 10/01/12*.................    75,000    76,219
            Cox Communications, Inc.
             Sr. Notes
             6.85% due 01/15/18..................    35,000    35,575
            CSC Holdings, Inc.
             Sr. Notes
             6.75% due 04/15/12*.................    75,000    75,375
            CSC Holdings, Inc.
             Sr. Notes, Series B
             7.63% due 04/01/11..................    50,000    52,688
            CSC Holdings, Inc.
             Sr. Debentures
             7.63% due 07/15/18..................   125,000   127,500
            Fisher Communications, Inc.
             Sr. Notes
             8.63% due 09/15/14*.................   100,000   104,000
            Haights Cross Operating Co.
             Guaranteed Sr. Notes
             11.75% due 08/15/11.................   100,000   110,000
            Insight Communications Co., Inc.
             Sr. Sub. Disc. Notes
             12.25% due 02/15/11(4)..............   475,000   444,125
            NextMedia Operating, Inc.
             Guaranteed Sr. Sub. Notes
             10.75% due 07/01/11.................    75,000    84,469
            Paxson Communications Corp.
             Guaranteed Sr. Sub. Notes
             12.25% due 01/15/09(4)..............   275,000   235,812
            Rogers Cable, Inc.
             Sr. Notes
             5.50% due 03/15/14..................   125,000   115,000
            Rogers Cable, Inc.
             Sr. Notes
             6.25% due 06/15/13..................    50,000    49,000
            Rogers Cable, Inc.
             Bonds
             8.75% due 05/01/32..................    50,000    54,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description             Amount**  (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Broadcasting & Media (continued)
           Salem Communications Holding Corp.
            Guaranteed Sr. Sub. Notes
            7.75% due 12/15/10..................  $ 50,000  $   52,750
           TCI Communications, Inc.
            Sr. Debentures
            8.75% due 08/01/15..................    47,000      58,584
           Telex Communications, Inc.
            Sr. Sec. Notes
            11.50% due 10/15/08.................    50,000      54,000
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            8.75% due 01/15/14..................    75,000      72,000
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            10.00% due 03/01/11.................   250,000     257,500
                                                            ----------
                                                             4,755,433
                                                            ----------
         Business Services -- 0.6%
           Allied Waste North America, Inc.
            Guaranteed Sr. Notes
            7.38% due 04/15/14..................   125,000     120,313
           HydroChem Industrial Services, Inc.
            Guaranteed Sr. Sub. Notes, Series B
            10.38% due 08/01/07.................   150,000     151,125
           Mobile Mini, Inc.
            Sr. Notes
            9.50% due 07/01/13..................   100,000     111,000
           Monitronics International, Inc.
            Sr. Sub. Notes
            11.75% due 09/01/10*................   225,000     245,250
                                                            ----------
                                                               627,688
                                                            ----------
         Chemicals -- 1.7%
           Associated Materials, Inc.
            Sr. Disc. Notes
            11.25% due 03/01/14(4)*.............   275,000     200,062
           Equistar Chemicals LP
            Sr. Notes
            10.63% due 05/01/11.................   175,000     199,500
           Foamex LP/Foamex Capital Corp.
            Guaranteed Sr. Sec. Notes
            10.75% due 04/01/09.................    50,000      47,000
           Huntsman International, LLC
            Guaranteed Sr. Notes
            9.88% due 03/01/09..................   225,000     248,062
           Huntsman International, LLC
            Sr. Sub Notes
            10.13% due 07/01/09.................   150,000     157,500
           Huntsman, LLC
            Sr. Sec. Notes
            11.63% due 10/15/10.................   125,000     144,687
           Lubrizol Corp.
            Sr. Debenture
            6.50% due 10/01/34..................   131,000     127,793
           Lyondell Chemical Co.
            Guaranteed Sr. Sec. Notes
            9.50% due 12/15/08..................    50,000      54,563


                                                Principal     Value
                  Security Description            Amount**   (Note 2)
         -------------------------------------------------------------
         Chemicals (continued)
           Phosphate Resource Partners LP
            Sr. Notes
            7.00% due 02/15/08.................    $125,000 $  132,500
           Rhodia SA
            Sr. Sub. Notes
            8.88% due 06/01/11.................     200,000    174,000
           Rockwood Specialties, Inc.
            Sr. Sub. Notes
            10.63% due 05/15/11................     150,000    165,000
           RPM International, Inc.
            Sr. Notes
            4.45% due 10/15/09*................      33,000     32,811
           Westlake Chemical Corp.
            Sr. Notes
            8.75% due 07/15/11.................      81,000     90,923
                                                            ----------
                                                             1,774,401
                                                            ----------
         Communication Equipment -- 0.4%
           Rural Cellular Corp.
            Sr. Sub. Notes
            9.63% due 05/15/08.................     250,000    231,250
           Rural Cellular Corp.
            Sr. Sub. Notes
            9.75% due 01/15/10.................     250,000    217,500
                                                            ----------
                                                               448,750
                                                            ----------
         Computers & Business Equipment -- 0.2%
           Seagate Technology HDD Holdings
            Guaranteed Sr. Notes
            8.00% due 05/15/09.................      50,000     53,250
           Xerox Corp.
            Sr. Notes
            6.88% due 08/15/11.................     125,000    130,625
                                                            ----------
                                                               183,875
                                                            ----------
         Conglomerate -- 0.6%
           Tyco International Group SA
            Participation Certificates
            4.44% due 06/15/07*................     590,000    602,921
                                                            ----------
         Education -- 0.1%
           KinderCare Learning Centers, Inc.
            Sr. Sub. Notes, Series B
            9.50% due 02/15/09.................      57,000     57,784
                                                            ----------
         Electronics -- 0.2%
           Freescale Semiconductor, Inc.
            Sr. Notes
            7.13% due 07/15/14*................     125,000    130,000
           ON Semiconductor Corp.
            Sr. Notes
            12.00% due 03/15/10................      49,000     56,350
                                                            ----------
                                                               186,350
                                                            ----------
         Energy Services -- 1.2%
           ENI Coordination Center
            Notes
            5.25% due 12/27/07................. GBP 205,000    373,264

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                               Principal    Value
                  Security Description           Amount**  (Note 2)
           --------------------------------------------------------
           BONDS & NOTES (continued)
           Energy Services (continued)
             Hanover Compressor Co.
              Sub. Notes
              zero coupon due 03/31/07........  $375,000  $  316,875
             Oslo Seismic Services, Inc.
              1st Mtg. Notes
              8.28% due 06/01/11..............   172,883     185,931
             Pride International, Inc.
              Sr. Notes
              7.38% due 07/15/14*.............    50,000      55,500
             Seitel, Inc.
              Sr. Notes
              11.75% due 07/15/11*............   100,000     102,500
             Trico Marine Services, Inc.
              Sr. Notes
              8.88% due 05/15/12(1)(9)........   500,000     220,000
                                                          ----------
                                                           1,254,070
                                                          ----------
           Energy Sources -- 2.8%
             Belden & Blake Corp.
              Sr. Sec. Notes
              8.75% due 07/15/12*.............    25,000      26,625
             Chesapeake Energy Corp.
              Sr. Notes
              6.88% due 01/15/16..............    50,000      52,250
             Chesapeake Energy Corp.
              Sr. Notes
              7.50% due 09/15/13..............    50,000      54,750
             Chesapeake Energy Corp.
              Guaranteed Sr. Notes
              7.75% due 01/15/15..............    25,000      27,250
             Chesapeake Energy Corp.
              Guaranteed Sr. Notes
              9.00% due 08/15/12..............    25,000      28,562
             CITGO Petroleum Corp.
              Sr. Notes
              11.38% due 02/01/11.............   100,000     117,750
             Colorado Interstate Gas Co.
              Sr. Debentures
              6.85% due 06/15/37..............   150,000     156,000
             Costilla Energy, Inc.
              Sr. Notes
              10.25% due 10/01/06+(1)(2)......   500,000           0
             Encore Acquisition Co.
              Sr. Sub. Notes
              6.25% due 04/15/14..............    50,000      50,000
             Encore Acquisition Co.
              Guaranteed Sr. Notes
              8.38% due 06/15/12..............    75,000      83,625
             Enterprise Products Operating LP
              Sr. Notes
              6.65% due 10/15/34*.............   132,000     132,337
             EXCO Resources, Inc.
              Guaranteed Sr. Notes
              7.25% due 01/15/11..............    75,000      79,500
             Frontier Oil Corp.
              Sr. Notes
              6.63% due 10/01/11*.............    50,000      50,625


                                                     Principal    Value
                  Security Description                 Amount**  (Note 2)
     --------------------------------------------------------------------
     Energy Sources (continued)
       KCS Energy, Inc.
        Sr. Notes
        7.13% due 04/01/12.......................... $  125,000 $  130,625
       Mission Energy Holding Co.
        Sr. Sec. Notes
        13.50% due 07/15/08.........................  1,125,000  1,423,125
       North American Energy Partners, Inc.
        Sr. Notes
        8.75% due 12/01/11*.........................    100,000     98,000
       Pacific Energy Partners LP
        Sr. Notes
        7.13% due 06/15/14*.........................    125,000    135,313
       Roseton Danskammer
        Guaranteed Pass-Thru Certificates, Series B
        7.67% due 11/08/16..........................    150,000    139,500
       Southern Natural Gas Co.
        Sr. Notes
        8.88% due 03/15/10..........................    125,000    140,625
                                                                ----------
                                                                 2,926,462
                                                                ----------
     Entertainment Products -- 0.1%
       Steinway Musical Instruments, Inc.
        Guaranteed Sr. Notes
        8.75% due 04/15/11..........................     75,000     81,750
                                                                ----------
     Financial Services -- 6.7%
       Alamosa Delaware, Inc.
        Guaranteed Sr. Disc. Notes
        12.00% due 07/31/09(4)......................     93,000     95,790
       Arch Western Finance, LLC
        Guaranteed Sr. Notes
        7.25% due 01/01/05*.........................    125,000    134,375
       Athena Neurosciences Finance, LLC
        Guaranteed Sr. Notes
        7.25% due 02/21/08..........................    325,000    329,062
       Bear Island Paper Co., LLC
        Sr. Sec. Notes, Series B
        10.00% due 12/01/07.........................    250,000    245,000
       Bluewater Finance, Ltd.
        Guaranteed Sr. Notes
        10.25% due 02/15/12.........................    175,000    189,875
       Borden United States Finance Corp.
        Sr. Sec. Notes
        9.00% due 07/15/14*.........................     75,000     78,750
       Chukchansi Economic Development Authority
        Sr. Notes
        14.50% due 06/15/09*........................    600,000    750,000
       CIT Group, Inc.
        Sr. Notes
        5.13% due 09/30/14..........................     46,000     45,945
       Citicorp Capital I
        Guaranteed Capital Securities
        7.93% due 02/15/27..........................    590,000    652,317
       Citigroup, Inc.
        Sub. Notes
        5.00% due 09/15/14*.........................     48,398     48,458

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                    Principal   Value
                   Security Description               Amount** (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Financial Services (continued)
           Consolidated Communications Holdings
            Sr. Notes
            9.75% due 04/01/12*....................    200,000  205,000
           Duke Capital LLC
            Notes
            5.67% due 08/15/14.....................     75,000   76,496
           ESI Tractebel Acquisition Corp.
            Guaranteed Bonds, Series B
            7.99% due 12/30/11.....................    233,000  240,573
           General Electric Capital Corp.
            Bonds
            4.75% due 09/15/14.....................     40,000   39,759
           Goldman Sachs Group, Inc.
            Sr. Notes
            6.13% due 02/15/33.....................    232,000  233,027
           H & E Equipment Services, LLC
            Guaranteed Sr. Sec. Notes
            11.13% due 06/15/12....................    125,000  128,750
           Hilcorp Energy I LP/Hilcorp Finance Co.
            Sr. Notes
            10.50% due 09/01/10*...................    250,000  276,875
           Huntsman Advanced Materials, LLC
            Sr. Sec. Notes
            11.00% due 07/15/10*...................    175,000  203,000
           iPCS Escrow Co.
            Sr. Notes
            11.50% due 05/01/12*...................    175,000  183,750
           iPCS, Inc.
            14.00% due 07/15/10+(1)(2).............  2,075,000        0
           J.P. Morgan Chase Capital
            XIII Capital Securities
            2.88% due 09/30/34(3)..................     53,000   52,466
           Labranche & Co., Inc.
            Sr. Notes
            11.00% due 05/15/12*...................     75,000   77,063
           Madison River Capital, LLC/
            Madison River Finance Corp.
            Sr. Notes, Series B
            13.25% due 03/01/10....................    500,000  530,000
           MedCath Holdings Corp.
            Notes
            9.88% due 07/15/12*....................     75,000   78,375
           Muzak, LLC/ Muzak Finance Corp.
            Guaranteed Sr. Sub. Notes
            9.88% due 03/15/09..................... $  225,000 $165,375
           Nexstar Finance Holdings, LLC
            Guaranteed Sr. Disc. Notes
            11.38% due 04/01/13(4).................    300,000  229,875
           NGC Corp. Capital Trust I
            Guaranteed Sub. Notes, Series B
            8.32% due 06/01/27.....................    800,000  640,000
           PCA, LLC
            Sr. Notes
            11.88% due 08/01/09....................    175,000  187,250
           Px Escrow Corp.
            Sr. Sub. Disc. Notes
            9.63% due 02/01/06(4)..................    125,000  106,250


                                              Principal    Value
                   Security Description         Amount**  (Note 2)
             ------------------------------------------------------
             Financial Services (continued)
               Qwest Capital Funding, Inc.
                Guaranteed Notes
                6.88% due 07/15/28...........    25,000      17,938
               Qwest Capital Funding, Inc.
                Guaranteed Notes
                7.90% due 08/15/10...........   325,000     299,812
               Rainbow National Services LLC
                Guaranteed Sr. Sub. Notes
                10.38% due 09/01/14*.........    75,000      78,563
               Terra Capital, Inc.
                Guaranteed Sr. Sec. Notes
                11.50% due 06/01/10..........   250,000     282,500
               Terra Capital, Inc.
                Guaranteed Sr. Sec. Notes
                12.88% due 10/15/08..........    75,000      93,000
                                                         ----------
                                                          6,995,269
                                                         ----------
             Food, Beverage & Tobacco -- 0.5%
               Coca-Cola Enterprises, Inc.
                Debentures
                8.50% due 02/01/22...........    78,000     102,969
               Doane Pet Care Co.
                Sr. Sub. Notes
                9.75% due 05/15/07...........    50,000      47,875
               Doane Pet Care Co.
                Guaranteed Sr. Notes
                10.75% due 03/01/10..........    50,000      53,375
               Wornick Co.
                Sr. Sec. Notes
                10.88% due 07/15/11*.........   250,000     267,500
                                                         ----------
                                                            471,719
                                                         ----------
             Forest Products -- 1.3%
               Caraustar Industries, Inc.
                Notes
                7.38% due 06/01/09...........    25,000      25,875
               Caraustar Industries, Inc.
                Guaranteed Sr. Sub. Notes
                9.88% due 04/01/11...........  $ 75,000  $   80,250
               Constar International, Inc.
                Sr. Sub. Notes
                11.00% due 12/01/12..........   100,000      94,500
               Crown Cork & Seal Co., Inc.
                Notes
                8.00% due 04/15/23...........   350,000     325,500
               FiberMark, Inc.
                Sr. Notes
                10.75% due 04/15/11(1)(5)(9).   125,000      78,750
               Georgia-Pacific Corp.
                Debentures
                7.75% due 11/15/29...........    25,000      26,875
               Georgia-Pacific Corp.
                Sr. Notes
                8.00% due 1/15/24............   200,000     227,500
               Graham Packaging Co., Inc.
                Sr. Notes
                8.50% due 10/15/12*..........    25,000      25,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                      Principal    Value
                  Security Description                  Amount**  (Note 2)
     ---------------------------------------------------------------------
     BONDS & NOTES (continued)
     Forest Products (continued)
       Pliant Corp.
        Sr. Sec. Notes
        11.13% due 09/01/09..........................    75,000      78,000
       Speciality Paperboard, Inc.
        Sr. Notes
        9.38% due 10/15/06(1)(9).....................   550,000     346,500
                                                                 ----------
                                                                  1,309,250
                                                                 ----------
     Health Services -- 0.9%
       Concentra Operating Corp.
        Guaranteed Sr. Sub. Notes
        9.13% due 06/01/12*..........................    50,000      54,750
       HCA, Inc.
        Sr. Notes
        6.95% due 05/01/12...........................   200,000     215,953
       IASIS Healthcare Capital Corp.
        Sr. Sub. Notes
        8.75% due 06/15/14*..........................   125,000     130,937
       Pediatric Services of America, Inc.
        Guaranteed Sr. Sub. Notes
        10.00% due 04/15/08(2).......................    25,000      25,250
       Psychiatric Solutions, Inc.
        Guaranteed Sr. Sub. Notes
        10.63% due 06/15/13..........................   100,000     113,000
       Team Health, Inc.
        Sr. Sub. Notes
        9.00% due 04/01/12*..........................   125,000     124,375
       Tenet Healthcare Corp.
        Sr. Notes
        5.00% due 07/01/07...........................   100,000      99,250
       Tenet Healthcare Corp.
        Sr. Notes
        6.50% due 06/01/12...........................   125,000     111,875
       Triad Hospitals, Inc.
        Sr. Notes
        7.00% due 05/15/12...........................    25,000      26,125
       Triad Hospitals, Inc.
        Sr. Sub. Notes
        7.00% due 11/15/13...........................    75,000      76,313
                                                                 ----------
                                                                    977,828
                                                                 ----------
     Insurance -- 0.8%
       Crum & Forster Holdings Corp.
        Sr. Notes
        10.38% due 06/15/13..........................  $125,000  $  133,437
       LNR Property Corp.
        Sr. Sub. Notes
        7.63% due 07/15/13...........................    75,000      82,125
       Ohio Casualty Corp.
        Notes
        7.30% due 06/15/14...........................   590,000     622,628
       Prudential Financial, Inc.
        Tranche Trust 00005
        5.10% due 09/20/14...........................    33,000      33,028
                                                                 ----------
                                                                    871,218
                                                                 ----------
     Leisure & Tourism -- 4.5%
       American Airlines, Inc.
        Pass-Thru Certificates, Series 2001-1, Class
        A2
        6.82% due 05/23/11...........................   100,000      88,693


                                                        Principal   Value
                   Security Description                   Amount** (Note 2)
    ----------------------------------------------------------------------
    Leisure & Tourism (continued)
      American Airlines, Inc.
       Pass-Thru Certificates, Series 2001-2, Class C
       7.80% due 04/01/08..............................   300,000   249,510
      Atlas Air, Inc.
       Pass-Thru Certificates, Series 1999-1, Class A-
       2
       6.88% due 07/02/09..............................   299,758   279,796
      Atlas Air, Inc.
       Pass-Thru Certificates, Series 1999-1, Class B
       7.63% due 01/02/15..............................   751,504   533,294
      Atlas Air, Inc.
       Pass-Thru Certificates, Series 2000-1
       8.71% due 07/02/21..............................   281,513   277,023
      Atlas Air, Inc.
       Pass-Thru Certificates, Series 1999-1, Class C
       8.77% due 01/02/11..............................    62,428    26,197
      Atlas Air, Inc.
       Pass-Thru Certificates Series 2000-1, Class B
       9.06% due 07/02/17..............................   157,740   117,854
      Bally Total Fitness Holding Corp.
       Sr. Notes
       10.50% due 07/15/11.............................   100,000    95,000
      Continental Airlines, Inc.
       Pass-Thru Certificates, Series 1999-1, Class C
       6.95% due 08/02/09..............................   146,833   111,739
      Continental Airlines, Inc.
       Pass-Thru Certificates, Series 1999-2, Class C1
       7.73% due 03/15/11..............................    46,804    33,284
      Continental Airlines, Inc.
       Secured Pass-Thru Certificates,
       Series 2000-2, Class B
       8.31% due 10/02/19..............................   134,914   110,325
      Continental Airlines, Inc.
       Pass-Thru Certificates, Series 2004, Class J
       9.56% due 09/01/19..............................   586,641   583,226
      Courtyard by Marriott II
       Sr. Sec. Notes, Series B
       10.75% due 02/01/08.............................   150,000   150,750
      Delta Air Lines, Inc.
       Pass-Thru Certificates, Series 2002-1, Class C
       7.78% due 01/02/12..............................   166,968    64,078
      Delta Air Lines, Inc.
       Sr. Notes
       10.00% due 08/15/08.............................  $175,000  $ 52,500
      Eldorado Resorts, LLC
       Sr. Notes
       9.00% due 01/15/14(2)(5)........................   425,000   425,000
      Hilton Hotels Corp.
       Sr. Notes
       7.50% due 12/15/17..............................    38,000    43,510
      Hollywood Casino Shreveport/
       Shreveport Capital Corp.
       Guaranteed Sr. Sec. Notes
       13.00% due 08/01/06+(1).........................   400,000   338,500
      Riviera Holdings Corp.
       Guaranteed Sr. Notes
       11.00% due 06/15/10.............................   135,000   148,500

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description             Amount**  (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Leisure & Tourism (continued)
           Six Flags, Inc.
            Sr. Notes
            9.75% due 04/15/13..................   375,000     354,375
           True Temper Sports, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 09/15/11..................   150,000     139,500
           Waterford Gaming, LLC
            Sr. Notes
            8.63% due 09/15/12*.................   182,000     192,920
           Worldspan LP
            Sr. Notes
            9.63% due 06/15/11..................   250,000     226,875
                                                            ----------
                                                             4,642,449
                                                            ----------
         Machinery -- 0.3%
           Dresser, Inc.
            Guaranteed Sr. Sub. Notes
            9.38% due 04/15/11..................    75,000      82,500
           Navistar International Corp.
            Sr. Notes
            7.50% due 06/15/11..................    50,000      53,375
           Stanadyne Corp.
            Sr. Sub. Notes
            10.00% due 08/15/14*................   125,000     130,000
           Venture Holdings Co., LLC
            Guaranteed Sr. Sub. Notes
            11.00% due 06/01/07+(1)(9)..........   100,000       4,500
                                                            ----------
                                                               270,375
                                                            ----------
         Medical Products -- 0.3%
           Encore Medical IHC, Inc.
            Sr. Sub. Notes
            9.75% due 10/01/12*.................    75,000      74,063
           Inverness Medical Innovations, Inc.
            Sr. Sub. Notes
            8.75% due 02/15/12*.................   125,000     125,625
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11.................   125,000     126,875
                                                            ----------
                                                               326,563
                                                            ----------
         Metals & Mining -- 0.7%
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11..................  $ 75,000  $   79,875
           CSN Islands VII Corp.
            Guaranteed Notes
            10.75% due 09/12/08*................   150,000     167,250
           CSN Islands VIII Corp.
            Guaranteed Sr. Notes
            9.75% due 12/16/13*.................   200,000     200,500
           Eagle-Picher, Inc.
            Sr. Notes
            9.75% due 09/01/13..................   175,000     178,500
           Renco Metals, Inc.
            Guaranteed Sr. Notes
            11.50% due 07/01/03(1)(2)(5)(9)(12).   500,000           0


                                                 Principal   Value
                   Security Description            Amount** (Note 2)
           ---------------------------------------------------------
           Metals & Mining (continued)
             Ryerson Tull, Inc.
              Notes
              9.13% due 07/15/06................    75,000    79,125
                                                            --------
                                                             705,250
                                                            --------
           Pharmaceuticals -- 0.6%
             Curative Health Services, Inc.
              Sr. Notes
              10.75% due 05/01/11...............   150,000   137,250
             Merck & Co., Inc.
              Debenture
              5.95% due 12/01/28................   116,000   121,591
             NeighborCare, Inc.
              Guaranteed Sr. Sub. Notes
              6.88% due 11/15/13................   225,000   234,000
             Schering-Plough Co.
              Sr. Notes
              6.50% due 12/01/33................    58,000    62,801
             Wyeth
              Notes
              6.95% due 03/15/11................    58,000    64,495
                                                            --------
                                                             620,137
                                                            --------
           Real Estate Investment Trusts -- 0.6%
             CarrAmerica Realty Corp.
              Notes
              5.13% due 09/01/11................    35,000    35,397
             National Health Investors, Inc.
              Notes
              7.30% due 07/16/07................   200,000   204,751
             Omega Healthcare Investors, Inc.
              Sr. Notes
              6.95% due 08/01/07................    50,000    51,750
             Omega Healthcare Investors, Inc.
              Sr. Notes
              7.00% due 04/01/14*...............    75,000    76,125
             Senior Housing Properties Trust
              Sr. Notes
              8.63% due 01/15/12................   202,000   224,725
             Vornado Realty LP
              Notes
              4.50% due 08/15/09................  $ 46,000  $ 46,097
                                                            --------
                                                             638,845
                                                            --------
           Restaurants -- 0.4%
             Advantica Restaurant Group, Inc.
              Sr. Notes
              11.25% due 01/15/08...............   175,000   181,563
             Denny's Holdings, Inc.
              Sr. Notes
              10.00% due 10/01/12*..............   250,000   250,937
             Sbarro, Inc.
              Sr. Notes
              11.00% due 09/15/09...............    19,000    17,765
                                                            --------
                                                             450,265
                                                            --------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description             Amount**  (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Retail Stores -- 1.7%
           Alderwoods Group, Inc.
            Sr. Notes
            7.75% due 09/15/12*.................    50,000      52,875
           Blockbuster, Inc.
            Sr. Sub. Notes
            9.00% due 09/01/12*.................    50,000      51,875
           Collins & Aikman Floor Cover
            Guaranteed Sr. Sub. Notes
            9.75% due 02/15/10..................    75,000      79,500
           J.C. Penney Co., Inc.
            Notes
            6.88% due 10/15/15..................   150,000     159,750
           Jostens Holding Corp.
            Sr. Disc. Notes
            10.25% due 12/01/13(4)..............   190,000     130,625
           May Department Stores Co.
            Notes
            3.95% due 07/15/07*.................   590,000     594,596
           Rent-Way, Inc.
            Sr. Notes
            11.88% due 06/15/10.................   175,000     190,750
           Rite Aid Corp.
            Debentures
            6.88% due 08/15/13..................    50,000      43,750
           Saks, Inc.
            Guaranteed Notes
            7.00% due 12/01/13..................   125,000     127,500
           Saks, Inc.
            Guaranteed Notes
            9.88% due 10/01/11..................   100,000     119,000
           Stater Bros. Holdings, Inc.
            Sr. Notes
            8.13% due 06/15/12*.................   175,000     183,313
                                                            ----------
                                                             1,733,534
                                                            ----------
         Telecommunications -- 4.9%
           AirGate PCS, Inc.
            Sr. Sub. Sec. Notes
            9.38% due 09/01/09..................   198,300     201,275
           Alaska Communications Holdings, Inc.
            Guaranteed Sr. Sub. Notes
            9.38% due 05/15/09..................  $275,000  $  259,875
           American Cellular Corp.
            Sr. Notes, Series B
            10.00% due 08/01/11.................   325,000     263,250
           Bell Atlantic Pennsylvania, Inc.
            Debentures
            8.75% due 08/15/31..................    70,000      92,169
           Cincinnati Bell, Inc.
            Notes
            7.25% due 06/15/23..................    25,000      23,406
           Cincinnati Bell, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 01/15/14..................    25,000      22,813
           Citizens Communications Co.
            Sr. Notes
            9.00% due 08/15/31..................   590,000     602,537


                                                    Principal    Value
                  Security Description                Amount**  (Note 2)
       -----------------------------------------------------------------
       Telecommunications (continued)
         FairPoint Communications, Inc.
          Sr. Sub. Notes, Series B
          9.50% due 05/01/08.......................    325,000    325,000
         FairPoint Communications, Inc.
          Sr. Sub. Notes
          12.50% due 05/01/10......................    250,000    267,500
         IWO Holdings, Inc.
          Guaranteed Sr. Notes
          14.00% due 01/15/11+(1)..................  1,625,000    715,000
         LCI International, Inc.
          Sr. Notes
          7.25% due 06/15/07.......................  1,100,000    998,250
         Nextel Communications, Inc.
          Sr. Notes
          5.95% due 03/15/14.......................    100,000     98,000
         Qwest Corp.
          Debentures
          7.13% due 11/15/43.......................    300,000    249,000
         Qwest Corp.
          Debentures
          7.25% due 10/15/35.......................    450,000    385,875
         Qwest Corp.
          Debentures
          8.88% due 06/01/31.......................     50,000     49,375
         Triton PCS, Inc.
          Guaranteed Sr. Sub. Notes
          8.75% due 11/15/11.......................     75,000     51,000
         Triton PCS, Inc.
          Guaranteed Sr. Sub. Notes
          9.38% due 02/01/11.......................    545,000    391,038
         TSI Telecommunications Services, Inc.
          Guaranteed Sr. Sub. Notes
          12.75% due 02/01/09......................     50,000     56,000
                                                               ----------
                                                                5,051,363
                                                               ----------
       Transportation -- 0.2%
         Burlington Northern Santa Fe Corp.
          Debentures
          8.13% due 04/15/20....................... $  162,000 $  202,778
         Petroleum Helicopters, Inc.
          Guaranteed Sr. Notes, Series B
          9.38% due 05/01/09.......................     50,000     53,750
                                                               ----------
                                                                  256,528
                                                               ----------
       Utilities -- 3.9%
         AES Corp.
          Sr. Sub. Debentures
          8.88% due 11/01/27.......................    150,000    144,188
         AES Drax Energy, Ltd.
          Guaranteed Sr. Sub. Sec. Notes, Series B
          11.50% due 08/30/10+(1)..................    725,000      3,625
         Appalachian Power Co.
          Sr. Notes, Series G
          3.60% due 05/15/08.......................     42,000     41,725
         CenterPoint Energy Resources Corp.
          Debentures
          8.90% due 12/15/06.......................    565,000    627,704

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                Principal    Value
                 Security Description             Amount**  (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Utilities (continued)
           Cincinnati Bell Telephone Co.
            Notes
            7.18% due 12/15/23.................     50,000      47,813
           Cincinnati Bell Telephone Co.
            Guaranteed Notes
            7.20% due 11/29/23.................    225,000     215,156
           Connecticut Light & Power Co.
            1st Mtg. Bonds, Series B
            5.75% due 09/15/34.................    139,000     139,768
           Dynegy Holdings, Inc.
            Sr. Notes
            8.75% due 02/15/12.................    100,000     104,000
           Edison Mission Energy
            Sr. Notes
            9.88% due 04/15/11.................    150,000     174,750
           El Paso Natural Gas Co.
            Debentures
            8.63% due 01/15/22.................    450,000     495,000
           El Paso Production Holding Co.
            Guaranteed Sr. Notes
            7.75% due 06/01/13.................    325,000     325,813
           Ferrellgas LP
            Sr. Notes
            6.75% due 05/01/14.................    225,000     229,500
           Kinder Morgan Energy Partners, LP
            Notes
            7.75% due 03/15/32.................    115,000     136,126
           Mirant Corp.
            Sr. Notes
            7.90% due 07/15/09(1)*.............  1,125,000     711,562
           Reliant Resources, Inc.
            Notes
            9.50% due 7/15/13..................    125,000     135,781
           Tiverton/Rumford Power Assoc., Ltd.
            Guaranteed Notes
            9.00% due 07/15/18*................    124,172      90,645
           Williams Cos, Inc.
            Notes
            7.88% due 09/01/21................. $  425,000 $   471,750
                                                           -----------
                                                             4,094,906
                                                           -----------
         Total Bonds & Notes
            (cost $43,290,087).................             43,843,121
                                                           -----------
         ASSET-BACKED SECURITIES -- 3.3%
         Financial Services -- 3.3%
           Commercial Mtg. Asset Trust
            Commercial Mtg. Certificates,
            Series 1999-C1, Class C
            7.35% due 10/18/04(11).............  1,200,000   1,422,857
           DLJ Commercial Mtg. Corp.
            Commercial Mtg. Certificates,
            Series 1998-CG1, Class S
            0.64% due 10/01/04(6)(7)(11).......  8,040,462     187,347
           DLJ Commercial Mtg. Corp.
            Commercial Mtg. Certificates
            Series 1998-CG1, Class S
            1.00% due 10/12/04(6)(7)(11).......  6,735,506     206,119


                                                      Principal    Value
                  Security Description                  Amount**  (Note 2)
     ---------------------------------------------------------------------
     Financial Services (continued)
       Mid-State Trust Asset Backed Notes,
        Series 6, Class A1 7.34% due 7/01/35........      843,679   907,513
       PNC Mtg. Securities Corp. Mtg. Certificates,
        Series 1999-1, Class CB2
        6.80% due 10/01/04(7)10)....................      333,338   332,892
       PNC Mtg. Securities Corp. Mtg. Certificates,
        Series 1992-2, Class DB3
        6.91% due 04/25/29(7)(10)...................      359,542   365,478
                                                                  ---------
     Total Asset-Backed Securities
        (cost $3,093,720)...........................              3,422,206
                                                                  ---------
     FOREIGN BONDS & NOTES -- 37.6%
     Broadcasting & Media -- 0.5%
       CF Cable TV, Inc.
        Guaranteed Sr. Notes
        9.13% due 07/15/07..........................       50,000    52,187
       Telenet Group Holding NV
        Sr. Disc. Notes
        11.50% due 06/15/14(1)(4)*..................      625,000   459,375
                                                                  ---------
                                                                    511,562
                                                                  ---------
     Financial Services -- 0.2%
       Deutsche Telekom International Finance BV
        Guaranteed Bonds
        8.25% due 12/15/04..........................      139,000   179,668
                                                                  ---------
     Food, Beverage & Tobacco -- 0.1%
       Vitro Envases Norteamerica SA
        Sr. Sec. Notes
        10.75% due 07/23/11*........................      150,000   144,917
                                                                  ---------
     Forest Products -- 0.1%
       Abitibi-Consolidated, Inc.
        Debenture
        8.55% due 08/01/10..........................      100,000   107,250
                                                                  ---------
     Government Agency -- 33.9%
       Australia Commonwealth
        Bonds
        6.75% due 11/15/06.......................... AUD1,100,000   825,919
       Canadian Government
        Bond
        4.25% due 09/01/08.......................... CAD  175,000   140,965
       Canadian Government
        Bonds
        5.75% due 06/01/29.......................... CAD  420,000   362,583
       Canadian Government
        Bonds
        5.75% due 09/01/06.......................... CAD  735,000   610,054
       Deutsche Bundesrepublik
        Bonds
        5.63% due 01/04/28.......................... EUR  200,000   283,349
       Dutch Government
        Bonds
        5.25% due 07/15/08..........................      205,000   274,493
       Federal Republic of Brazil
        Bonds
        3.13% due 04/15/12(3).......................    1,905,886 1,765,422
       Federal Republic of Brazil
        Bonds
        8.00% due 04/15/14..........................    1,334,606 1,319,659

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                              Principal      Value
                Security Description            Amount**    (Note 2)
          -----------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Government Agency (continued)
            Federal Republic of Brazil
             Bonds
             8.88% due 04/15/24............     $  145,000 $  138,910
            Federal Republic of Brazil
             Bonds
             10.13% due 05/15/27...........        245,000    259,700
            Federal Republic of Brazil
             Notes
             10.25% due 06/17/13...........        580,000    641,770
            Federal Republic of Brazil
             Bonds
             11.00% due 08/17/40...........      2,260,000  2,533,460
            Federal Republic of Brazil
             Bonds
             12.00% due 04/15/10...........        150,000    178,725
            Federal Republic of Brazil
             Notes
             14.50% due 10/15/09...........        250,000    322,500
            Federal Republic of Brazil
             Notes
             11.00% due 01/11/12...........        600,000    688,500
            Government of Japan
             Bonds
             1.10% due 06/20/05............ JPY107,000,000    979,990
            Italian Government
             Bonds
             3.75% due 12/14/07............        590,000    597,084
            Kingdom of Denmark
             Bonds
             7.00% due 11/15/07............ DKK  2,500,000    467,052
            Kingdom of Sweden
             Bonds
             5.00% due 01/28/09............ SEK  3,000,000    433,899
            Kingdom of Sweden
             Bonds
             5.50% due 10/08/12............ SEK  4,245,000    634,082
            Kingdom of Sweden
             Bonds
             6.75% due 05/05/14............ SEK  3,000,000    489,898
            Republic of Colombia
             Notes
             8.25% due 12/22/14............        125,000    123,437
            Republic of Colombia
             Notes
             10.75% due 01/15/13...........        470,000    538,620
            Republic of Colombia
             Bonds
             11.75% due 02/25/20...........        300,000    366,750
            Republic of Ecuador
             Bonds
             8.00% due 08/15/05(4).........        730,000    591,300
            Republic of Greece
             Sr. Notes
             4.65% due 04/19/07............ EUR    300,000    389,749
            Republic of Greece
             5.25% due 05/18/12............ EUR    310,000    419,301


                                             Principal    Value
                   Security Description        Amount**  (Note 2)
               --------------------------------------------------
               Government Agency (continued)
                 Republic of Italy
                  Bonds
                  5.25% due 12/15/05........ EUR 695,000 $892,923
                 Republic of Italy
                  Bonds
                  5.25% due 11/01/29........ EUR 333,000  442,940
                 Republic of Panama
                  Bonds
                  9.38% due 01/16/23........    $ 25,000   27,250
                 Republic of Panama
                  Bonds
                  9.63% due 02/08/11........     400,000  459,000
                 Republic of Peru
                  Bonds
                  5.00% due 03/01/07(7).....     176,000  161,920
                 Republic of Peru
                  Bonds
                  8.38% due 05/03/16........     260,000  270,400
                 Republic of Peru
                  Guaranteed Global Bonds
                  9.13% due 02/21/12........     305,000  341,600
                 Republic of Peru
                  Notes
                  9.88% due 02/06/15........      75,000   86,250
                 Republic of Peru
                  Bonds
                  4.50% due 03/07/05(7).....     100,000   88,750
                 Republic of Philippines
                  Bonds
                  8.25% due 01/15/14........     300,000  294,750
                 Republic of Philippines
                  Bonds
                  9.00% due 02/15/13........     120,000  123,600
                 Republic of Philippines
                  Bonds
                  10.63% due 03/16/25.......     380,000  405,650
                 Republic of Turkey
                  Notes
                  7.25% due 03/15/15........     125,000  123,216
                 Republic of Turkey
                  Notes
                  9.00% due 06/30/11........     330,000  366,919
                 Republic of Turkey
                  Notes
                  9.50% due 01/15/14........     130,000  147,550
                 Republic of Turkey
                  Notes
                  11.00% due 01/14/13.......     355,000  435,319
                 Republic of Turkey
                  Bonds
                  11.75% due 06/15/10.......     625,000  775,000
                 Republic of Turkey
                  Sr. Bonds
                  11.88% due 01/15/30.......     390,000  538,200
                 Republic of Uruguay
                  Bonds
                  7.50% due 03/15/15........     225,000  199,125

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                              Principal      Value
               Security Description             Amount**    (Note 2)
         ------------------------------------------------------------
         FOREIGN BONDS & NOTES (continued)
         Government Agency (continued)
           Republic of Venezuela
            Debentures
            2.75% due 12/18/07(3)..........     $  416,650 $   414,567
           Republic of Venezuela
            Bonds
            8.50% due 10/08/14.............        250,000     246,375
           Republic of Venezuela
            Bonds
            9.25% due 09/15/27.............      1,520,000   1,497,960
           Russia Government International
            Bonds
            5.00% due 03/31/30(4)*.........        650,000     625,625
           Russian Federation
            Debentures
            3.00% due 05/14/08.............        925,000     837,125
           Russian Federation
            Bonds
            8.25% due 03/31/10.............        520,000     565,500
           Russian Federation
            Bonds
            5.00% due 03/31/30(4)..........      2,890,000   2,779,891
           Spanish Government
            Bonds
            5.15% due 07/30/09.............    EUR 238,000     320,402
           Spanish Government
            Bonds
            6.15% due 01/31/13.............    EUR 196,000     282,959
           United Kingdom
            Bonds
            7.50% due 12/07/06.............    GBP 152,000     291,387
           United Mexican States
            Notes
            5.88% due 01/15/14.............        200,000     203,000
           United Mexican States
            Notes
            6.38% due 01/16/13.............        475,000     500,175
           United Mexican States
            Notes
            6.63% due 03/03/15.............        825,000     874,500
           United Mexican States
            Notes
            7.50% due 01/14/12.............        525,000     591,675
           United Mexican States
            Bonds
            8.00% due 12/24/08............. MXN 12,395,000   1,033,370
           United Mexican States
            Bonds
            8.13% due 12/30/19.............        445,000     510,638
           United Mexican States
            Bonds
            8.30% due 08/15/31.............        325,000     369,688
           United Mexican States
            Notes
            8.38% due 01/14/11.............        525,000     615,562
                                                           -----------
                                                            35,117,932
                                                           -----------

                                                Principal
                                                 Amount/      Value
                  Security Description            Shares**   (Note 2)
          -----------------------------------------------------------
          Insurance -- 0.4%
            Fairfax Financial Holdings, Ltd.
             Notes
             7.38% due 04/15/18................ $    75,000 $   60,750
            Fairfax Financial Holdings, Ltd.
             Notes
             8.25% due 10/01/15................     300,000    273,000
            XL Capital Ltd.
             Sr. Notes
             5.25% due 09/15/14................      70,000     70,262
                                                            ----------
                                                               404,012
                                                            ----------
          Leisure & Tourism -- 0.1%
            Grupo Posadas S A De CV
             Sr. Notes
             8.75% due 10/04/11*...............     125,000    127,500
                                                            ----------
          Metals & Mining -- 0.1%
            Noranda, Inc.
             Notes
             6.00% due 10/15/15................      81,000     86,392
            Vitro SA de CV
             Notes
             11.75% due 11/01/13*..............      50,000     46,375
                                                            ----------
                                                               132,767
                                                            ----------
          Pharmaceuticals - 0.7%
            Abbott Japan
             Guaranteed Bonds
             1.05% due 11/06/08................  76,000,000    700,364
                                                            ----------
          Retail Stores -- 0.2%
            Jean Coutu Group, Inc.
             Sr. Sub. Notes
             8.50% due 08/01/14*...............     250,000    248,125
                                                            ----------
          Telecommunications -- 0.8%
            Empresa Brasileira De Telcom
             Guaranteed Sr. Notes, Series B
             11.00% due 12/15/08...............      25,000     27,687
            Kyivstar GSM Loan Participation
             Notes
             10.38% due 08/17/09*..............     100,000    106,500
            Telecom Italia Capital SA
             Guaranteed Sr. Notes
             6.00% due 9/30/34*................     232,000    226,607
            Telus Corp.
             Notes
             7.50% due 06/01/07................     590,000    646,969
                                                            ----------
                                                             1,007,763
                                                            ----------
          Utilities -- 0.3%
            Calpine Canada Energy Finance, ULC
             Guaranteed Sr. Notes
             8.50% due 05/01/08................     300,000    207,000
            Cia de Saneamento Basico do
             Estado de Sao Paulo
             Notes
             12.00% due 06/20/08*..............      75,000     80,437
                                                            ----------
                                                               287,437
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)


                                                    Principal
                                                     Amount/     Value
                  Security Description                Shares**  (Note 2)
      --------------------------------------------------------------------
      U.S. GOVERNMENT OBLIGATIONS (continued)
      Total Foreign Bonds & Notes
         (cost $35,803,549)........................             38,969,297
                                                               -----------
      U.S. GOVERNMENT OBLIGATIONS -- 1.9%
      U.S Treasury Bonds -- 0.8%
        5.38% due 02/15/31.........................    761,000     815,221
                                                               -----------
      U.S. Treasury Notes -- 1.1%
        2.00% due 08/31/05......................... $  500,000 $   499,239
        4.75% due 05/15/14.........................     86,000      90,273
        7.00% due 07/15/06.........................    495,000     533,517
                                                               -----------
                                                                 1,123,029
                                                               -----------
      Total U.S. Government Obligations
         (cost $1,928,580).........................              1,938,250
                                                               -----------
      U.S. GOVERNMENT AGENCY -- 8.5%
      Federal Home Loan Mortgage Corporation -- 1.2%
         5.00% due 05/01/34........................  1,165,534   1,155,461
         6.50% due 05/01/29........................     18,328      19,264
         7.00% due 06/01/29........................     30,605      32,511
         8.50% due 05/01/08........................     45,916      49,195
         10.00% due 05/15/20(10)...................     38,454      38,495
         11.57% due 10/15/04(6)(10)................     25,638         501
                                                               -----------
                                                                 1,295,427
                                                               -----------
      Federal National Mortgage Association -- 7.1%
         0.45% due 10/18/04(6)(7)(10)..............  4,255,382      59,761
         0.54% due 10/18/04(6)(7)(10)..............  1,657,720      16,663
         0.83% due 10/01/04(6)(7)(10)..............  3,636,582     153,202
         1.33% due 10/01/04(6)(7)(10)..............  1,970,238      62,459
         4.50% due 06/01/19........................    759,614     757,854
         5.00% due 06/01/19........................    765,548     778,764
         5.50% due 07/01/19........................    753,147     779,329
         6.00% due 05/01/34........................  1,091,276   1,130,423
         6.50% due 04/01/34........................    908,439     953,685
         7.50% due 09/01/30........................     13,647      14,627
         8.00% due 11/01/28........................     56,621      62,031
         8.80% due 01/25/19(10)....................     74,544      81,809
         10.40% due 04/25/19(10)...................     13,420      14,683
         13.00% due 11/15/15.......................     14,181      16,240
         5.50% due 01/01/29........................     15,540      15,848
         5.50% due 06/01/29........................    222,355     226,344
         7.50% due 01/01/30........................     22,835      24,483
         5.50% due 06/01/34........................  1,938,151   1,966,220
         6.00% due 02/01/32........................    230,437     238,860
                                                               -----------
                                                                 7,353,285
                                                               -----------
      Government National Mortgage Association -- 0.2%
         7.50% due 07/15/27........................     32,014      34,532
         7.50% due 10/15/27........................    120,624     130,110
         7.50% due 10/15/27........................     10,716      11,559
                                                               -----------
                                                                   176,201
                                                               -----------
      Total U.S. Government Agency
         (cost $8,950,443).........................              8,824,913
                                                               -----------
      COMMON STOCK -- 2.3%
      Automotive -- 0.0%
        Exide Technologies, Inc.+..................      1,088      17,245
                                                               -----------
      Banks -- 1.0%
        iPCS, Inc.+................................     59,130   1,079,122
                                                               -----------
      Broadcasting & Media -- 0.1%
        Cablevision Systems Corp., Class A+........      5,620     113,974
                                                               -----------

                                                      Principal
                                                       Amount/     Value
                  Security Description                  Shares**  (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Financial Services -- 0.0%
       Ono Finance, PLC(2)(5)*....................... $      100 $        0
                                                                 ----------
     Leisure & Tourism -- 0.2%
       John Q. Hammons Hotels, Inc.+.................      2,875     31,481
       MGM Mirage, Inc.+.............................      4,275    212,254
                                                                 ----------
                                                                    243,735
                                                                 ----------
     Machinery -- 0.2%
       NES Rentals Holding, Inc.+....................     19,435    145,762
                                                                 ----------
     Real Estate Investment Trusts -- 0.2%
       Meristar Hospitality Corp.+...................     31,820    173,419
                                                                 ----------
     Telecommunications -- 0.6%
       AirGate PCS, Inc.+............................      5,600    109,760
       AirGate PCS, Inc.(2)..........................     15,419    302,213
       Dobson Communications Corp.+..................        270        359
       IMPSAT Fiber Networks, Inc.+..................      4,019     20,939
       Telewest Global, Inc.+........................     16,202    188,267
                                                                 ----------
                                                                    621,538
                                                                 ----------
     Total Common Stock
        (cost $2,432,898)............................             2,394,795
                                                                 ----------
     PREFERRED STOCK -- 0.4%
     Broadcasting & Media -- 0.2%
       Paxson Communications Corp. 13.50%(8).........         24    180,000
                                                                 ----------
     Financial Services -- 0.0%
       TCR Holdings, Class B(2)......................        570          6
       TCR Holdings, Class C(2)......................        314          3
       TCR Holdings, Class D(2)......................        827          8
       TCR Holdings, Class E(2)......................      1,711         17
                                                                 ----------
                                                                         34
                                                                 ----------
     Retail Stores -- 0.1%
       General Nutrition Centers, Inc. 12.00%(2)(5)*.        100    106,000
       Rent-Way, Inc.(2)(5)(13)......................          4     35,000
                                                                 ----------
                                                                    141,000
                                                                 ----------
     Telecommunications -- 0.1%
       Alamosa Holdings, Inc. 7.50%..................        208    122,767
                                                                 ----------
     Total Preferred Stock
        (cost $414,914)..............................               443,801
                                                                 ----------
     RIGHTS -- 0.1%
     Government Agency -- 0.1%
       United Mexico States Series C(2)..............  1,400,000     26,600
       United Mexico States Series E(2)..............  1,400,000     29,400
       United Mexico States Series D(2)..............  1,400,000     32,200
                                                                 ----------
                                                                     88,200
                                                                 ----------
     Total Rights
        (cost $0)....................................                88,200
                                                                 ----------
     WARRANTS -- 0.0%
     Automotive -- 0.0%
       Exide Technologies, Inc. Expires 05/15/11.....      2,720      8,108
                                                                 ----------
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc. Expires
        10/22/07(2)(5)*..............................      1,500        375
                                                                 ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal     Value
                 Security Description              Amount**   (Note 2)
        ---------------------------------------------------------------
        WARRANTS (continued)
        Telecommunications -- 0.0%
          GT Group Telecom, Inc. Expires
           02/01/10(2)(5)*......................  $    150  $          2
          Leap Wireless International, Inc.
           Expires 04/15/10(2)(5)*..............       500             0
          Leap Wireless International, Inc.
           Expires 04/15/10(2)(5)*..............       350             0
                                                            ------------
                                                                       2
                                                            ------------
        Total Warrants
           (cost $37,595).......................                   8,485
                                                            ------------
        Total Investment Securities -- 96.3%
           (cost $95,951,786)...................              99,933,068
                                                            ------------
        SHORT-TERM SECURITIES -- 0.3%
        Time Deposits -- 0.3%
          Time Deposit with State Street Bank &
           Trust Co.............................   353,000       353,000
                                                            ------------
        REPURCHASE AGREEMENT -- 0.5%
          State Street Bank & Trust Co. Joint
           Repurchase Agreement (Note 2)........   549,000       549,000
                                                            ------------
        TOTAL INVESTMENTS --
           (cost $96,853,786)@..................      97.2%  100,835,068
        Other assets less liabilities...........       2.8     2,927,430
                                                  --------  ------------
        NET ASSETS --                                100.0% $103,762,498
                                                  ========  ============

--------
* Security exempt from registration under Rule 144A of the Security Act of 1993. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $10,598,896 representing 10.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
AUD --Australian Dollar
CAD --Canadian Dollar
DKK --Danisk Krone
EUR --Euro
GBP --Pound Sterling
JPY --Japanese Yen
MXN --Mexican Peso
SEK --Swedish Krona
+    Non-income producing security.
@    See Note 5 for cost of investments on a tax basis.
(1)  Bond in default.
(2)  Fair Valued Security; See Note 2.
(3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)  Illiquid Security
(6)  Interest only
(7) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.
(8) PIK ("Payment-in-kind") payment made with additional securities in lieu of cash.
(9)  Company has filed Chapter 11 bankruptcy.
(10) Collateralized Mortgaged Obligation
(11) Commercial Mortgaged Backed Security
(12) Security is subject to litigation, the outcome of which is still to be determined.
(13) To the extent permitted by the Statement of Additional Information, The Strategic Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary market exists. As of September 30, 2004, the Strategic Bond Fund held the following restricted securities:

                         Acquisition        Acquisition Market  % of Net
        Name                Date     Shares    Cost     Value    Assets
        ----             ----------- ------ ----------- ------- --------
        Rent-Way, Inc.
         Preferred Stock  05/29/03     3      $25,000   $25,000   0.02%
        Rent-Way, Inc.
         Preferred Stock  05/19/04     1       10,000    10,000   0.01%

Allocation of investment by country as a percentage of net assets as of September 30, 2004.

                           Country        Percentage
                           -------        ----------
                           United States.    59.3%
                           Brazil........     7.7
                           Mexico........     4.8
                           Russia........     4.6
                           Canada........     2.8
                           Venezuela.....     2.1
                           Italy.........     1.9
                           Turkey........     1.9
                           Japan.........     1.6
                           Sweden........     1.5
                           Columbia......     0.9
                           Peru..........     0.9
                           Australia.....     0.8
                           Belgium.......     0.8
                           Greece........     0.8
                           Philippines...     0.7
                           Spain.........     0.6
                           Ecuador.......     0.6
                           Panama........     0.5
                           Denmark.......     0.4
                           Germany.......     0.4
                           Netherlands...     0.4
                           United Kingdom     0.3
                           Cayman Islands     0.2
                           France........     0.2
                           Luxembourg....     0.2
                           Uruguay.......     0.2
                           Czech Republic     0.1
                                             ----
                                             97.2%
                                             ====

Open Forward Foreign Currency Contracts

                Contract         In        Delivery   Unrealized
               to Deliver   Exchange For     Date    Depreciation
              -----------------
              EUR 1,270,000 USD 1,557,820 11/05/2004   $(21,169)
                                                       ========

--------
EUR -- Euro
USD -- UnitedStates Dollar

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)

Industry Allocation*

                     Financial Services............. 13.0%
                     Telecommunications............. 12.1%
                     Broadcasting & Media........... 11.3%
                     Utilities...................... 11.0%
                     Leisure & Tourism..............  9.7%
                     Energy Sources.................  6.4%
                     Chemicals......................  3.8%
                     Repurchase Agreements..........  3.6%
                     Retail Stores..................  3.3%
                     Forest Products................  3.1%
                     Health Services................  2.4%
                     Energy Services................  2.1%
                     Bank...........................  1.9%
                     Metals & Mining................  1.8%
                     Food, Beverage & Tobacco.......  1.6%
                     Real Estate Investment Trusts..  1.6%
                     Business Services..............  1.4%
                     Communication Equipment........  1.3%
                     Insurance......................  1.3%
                     Restaurant.....................  1.1%
                     Machinery......................  1.0%
                     Medical Products...............  0.8%
                     Pharmaceuticals................  0.8%
                     Automotive.....................  0.4%
                     Computes & Business Equipment..  0.4%
                     Electronics....................  0.4%
                     Aerospace & Military Technology  0.3%
                     Household Products.............  0.3%
                     Entertainment Products.........  0.2%
                     Apparel & Textiles.............  0.1%
                     Education......................  0.1%
                     Transportation.................  0.1%
                                                     ----
                                                     98.7%
                                                     ====

Credit Quality+#

                               BBB.......   1.6%
                               BB........  13.6%
                               B.........  38.0%
                               CCC.......  28.7%
                               CC........   0.6%
                               C.........   0.2%
                               BELOW C...   0.6%
                               Not Rated@  16.7%
                                          -----
                                          100.0%
                                          =====

*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES -- 82.1%
         Aerospace & Military Technology -- 0.3%
           Condor Systems, Inc.
            Guaranteed Sr. Sub. Notes, Series B
            11.88% due 05/01/09+(1)(3)(6)(9).... $  500,000 $   35,000
           DeCrane Aircraft Holdings, Inc.
            Guaranteed Sr. Sub. Notes, Series B
            12.00% due 09/30/08.................  1,700,000  1,105,000
                                                            ----------
                                                             1,140,000
                                                            ----------
         Apparel & Textiles -- 0.1%
           Warnaco, Inc.
            Sr. Notes
            8.88% due 06/15/13..................    350,000    389,375
                                                            ----------
         Automotive -- 0.4%
           Collins & Aikman Products Corp.
            Sr. Sub. Notes
            12.88% due 08/15/12*................    400,000    369,000
           Diamond Triumph Auto Glass, Inc.
            Guaranteed Sr. Sub. Notes
            9.25% due 04/01/08..................    820,000    787,200
           Exide Corp.
            Term Loan
            10.00% due 04/15/05+(3)(6)..........  1,650,000          0
                                                            ----------
                                                             1,156,200
                                                            ----------
         Broadcasting & Media -- 9.6%
           Affinity Group, Inc.
            Sr. Sub. Notes
            9.00% due 02/15/12..................    975,000  1,043,250
           AMC Entertainment, Inc.
            Sr. Sub. Notes
            8.00% due 03/01/14*.................     50,000     47,000
           American Lawyer Media, Inc.
            Guaranteed Sr. Notes, Series B
            9.75% due 12/15/07..................  1,175,000  1,176,469
           Cablevision Systems Corp.
            Sr. Notes
            8.00% due 04/15/12*.................  1,300,000  1,355,250
           Charter Communications Holdings, LLC
            Sr. Sub. Notes
            9.63% due 11/15/09..................  4,850,000  3,819,375
           Charter Communications Holdings, LLC
            Sr. Sub. Disc. Notes
            9.92% due 04/01/11(2)...............  3,375,000  2,598,750
           Charter Communications Holdings, LLC
            Sr. Notes
            10.00% due 05/15/11.................    450,000    346,500
           Charter Communications Holdings, LLC
            Sr. Sub. Notes
            10.25% due 01/15/10.................    375,000    300,937
           Charter Communications Holdings, LLC
            Sr. Sub. Notes
            10.75% due 10/01/09.................  2,075,000  1,701,500
           Charter Communications Holdings, LLC
            Sr. Sub. Notes
            11.13% due 01/15/11.................  4,875,000  3,948,750
           Cinemark, Inc.
            Sr. Disc. Notes
            9.75% due 03/15/14(2)...............  1,400,000    962,500


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         Broadcasting & Media (continued)
           Coleman Cable, Inc.
            Sr. Notes
            9.88% due 10/01/12*................. $  450,000 $   461,250
           CSC Holdings, Inc.
            Sr. Notes
            6.75% due 04/15/12*.................    450,000     452,250
           CSC Holdings, Inc.
            Sr. Notes, Series B
            7.63% due 04/01/11..................     25,000      26,344
           CSC Holdings, Inc.
            Sr. Debentures
            7.63% due 07/15/18..................    525,000     535,500
           Fisher Communications, Inc.
            Sr. Notes
            8.63% due 09/15/14*.................    800,000     832,000
           Haights Cross Operating Co.
            Guaranteed Sr. Notes
            11.75% due 08/15/11.................    775,000     852,500
           Insight Communications Co., Inc.
            Sr. Sub. Disc. Notes
            12.25% due 02/15/11(2)..............  3,875,000   3,623,125
           NextMedia Operating, Inc.
            Guaranteed Sr. Sub. Notes
            10.75% due 07/01/11.................    450,000     506,813
           Paxson Communications Corp.
            Guaranteed Sr. Sub. Notes
            10.75% due 01/15/09(2)..............  2,425,000   2,079,437
           Paxson Communications Corp.
            Guaranteed Sr. Sub. Notes
            10.75% due 07/15/08.................    450,000     452,250
           Rogers Cable, Inc.
            Sr. Sec. Notes
            5.50% due 03/15/14..................    525,000     483,000
           Rogers Cable, Inc.
            Sr. Sec. Notes
            6.25% due 06/15/13..................     75,000      73,500
           Rogers Cable, Inc.
            Bonds
            8.75% due 05/01/32..................    450,000     490,500
           Telex Communications, Inc.
            Sr. Sec. Notes
            11.50% due 10/15/08.................    300,000     324,000
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            8.75% due 01/15/14..................    575,000     552,000
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            10.00% due 03/01/11.................  2,300,000   2,369,000
                                                            -----------
                                                             31,413,750
                                                            -----------
         Business Services -- 1.4%
           Allied Waste North America, Inc.
            Guaranteed Sr. Notes
            7.38% due 04/15/14..................    775,000     745,937
           HydroChem Industrial Services, Inc.
            Guaranteed Sr. Sub. Notes, Series B
            10.38% due 08/01/07.................    950,000     957,125

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                Principal    Value
                  Security Description           Amount     (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES (continued)
         Business Services (continued)
           Mobile Mini, Inc.
            Sr. Notes
            9.50% due 07/01/13................. $  575,000 $   638,250
           Monitronics International, Inc.
            Sr. Sub. Notes
            11.75% due 09/01/10*...............  1,950,000   2,125,500
                                                           -----------
                                                             4,466,812
                                                           -----------
         Chemicals -- 3.8%
           Associated Materials, Inc.
            Sr. Disc. Notes
            11.25% due 03/01/14(2)*............  1,550,000   1,127,625
           Equistar Chemicals LP
            Sr. Notes
            10.63% due 05/01/11................  1,225,000   1,396,500
           Foamex LP/Foamex Capital Corp.
            Guaranteed Sr. Sec. Notes
            10.75% due 04/01/09................    350,000     329,000
           Huntsman International, LLC
            Guaranteed Sr. Notes
            9.88% due 03/01/09.................  1,405,000   1,549,012
           Huntsman International, LLC
            Sr. Sub. Notes
            10.13% due 07/01/09................  1,125,000   1,181,250
           Huntsman, LLC
            Sr. Notes
            11.50% due 07/15/12*...............     75,000      82,781
           Huntsman, LLC
            Sr. Sec. Notes
            11.63% due 10/15/10................    850,000     983,875
           Lyondell Chemical Co.
            Guaranteed Sr. Sec. Notes
            9.50% due 12/15/08.................  2,175,000   2,373,469
           Phosphate Resource Partners LP
            Sr. Notes
            7.00% due 02/15/08.................    725,000     768,500
           Rhodia SA
            Sr. Sub. Notes
            8.88% due 06/01/11.................  1,600,000   1,392,000
           Rockwood Specialties, Inc.
            Sr. Sub. Notes
            10.63% due 05/15/11................    750,000     825,000
           Westlake Chemical Corp.
            Sr. Notes
            8.75% due 07/15/11.................    471,000     528,698
                                                           -----------
                                                            12,537,710
                                                           -----------
         Communication Equipment -- 1.3%
           Rural Cellular Corp.
            Sr. Sub. Notes
            9.63% due 05/15/08.................  2,850,000   2,636,250
           Rural Cellular Corp.
            Sr. Sub. Notes
            9.75% due 01/15/10.................  1,875,000   1,631,250
                                                           -----------
                                                             4,267,500
                                                           -----------
         Computers & Business Equipment -- 0.4%
           Seagate Technology HDD Holdings
            Guaranteed Sr. Notes
            8.00% due 05/15/09.................    250,000     266,250


                                                   Principal    Value
                   Security Description             Amount     (Note 2)
        ----------------------------------------------------------------
        Computers & Business Equipment (continued)
          Xerox Corp.
           Sr. Notes
           6.88% due 08/15/11..................... $  925,000 $  966,625
                                                              ----------
                                                               1,232,875
                                                              ----------
        Education -- 0.1%
          KinderCare Learning Centers, Inc.
           Sr. Sub. Notes, Series B
           9.50% due 02/15/09.....................    365,000    370,019
                                                              ----------
        Electronics -- 0.4%
          Freescale Semiconductor, Inc.
           Sr. Notes
           7.13% due 07/15/14*....................    800,000    832,000
          ON Semiconductor Corp.
           Sr. Notes
           12.00% due 03/15/10....................    423,000    486,450
                                                              ----------
                                                               1,318,450
                                                              ----------
        Energy Services -- 2.1%
          Hanover Compressor Co.
           Sub. Notes
           zero coupon due 03/31/07...............  2,550,000  2,154,750
          Oslo Seismic Services, Inc.
           1st Mtg. Notes
           8.28% due 06/01/11.....................  1,665,966  1,791,703
          Pride International, Inc.
           Sr. Notes
           7.38% due 07/15/14*....................    350,000    388,500
          Seitel, Inc.
           Sr. Notes
           11.75% due 07/15/11*...................    725,000    743,125
          Trico Marine Services, Inc.
           Sr. Notes
           8.88% due 05/15/12+(1)(9)..............  4,200,000  1,848,000
                                                              ----------
                                                               6,926,078
                                                              ----------
        Energy Sources -- 6.4%
          Belden & Blake Corp.
           Sr. Sec. Notes
           8.75% due 07/15/12*....................    225,000    239,625
          Chesapeake Energy Corp.
           Sr. Notes
           6.88% due 01/15/16.....................    275,000    287,375
          Chesapeake Energy Corp.
           Sr. Notes
           7.50% due 09/15/13.....................    325,000    355,875
          Chesapeake Energy Corp.
           Guaranteed Sr. Notes
           7.75% due 01/15/15.....................    350,000    381,500
          Chesapeake Energy Corp.
           Guaranteed Sr. Notes
           9.00% due 08/15/12.....................    175,000    199,937
          CITGO Petroleum Corp.
           Sr. Notes
           11.38% due 02/01/11....................    775,000    912,563
          Colorado Interstate Gas Co.
           Sr. Debentures
           6.85% due 06/15/37.....................  1,000,000  1,040,000

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     BONDS & NOTES (continued)
     Energy Sources (continued)
       Encore Acquisition Co.
        Sr. Sub. Notes
        6.25% due 04/15/14.......................... $  300,000 $   300,000
       Encore Acquisition Co.
        Guaranteed Sr. Notes
        8.38% due 06/15/12..........................    550,000     613,250
       EXCO Resources, Inc.
        Guaranteed Sr. Notes
        7.25% due 01/15/11..........................    525,000     556,500
       Frontier Oil Corp.
        Sr. Notes
        6.63% due 10/01/11*.........................    400,000     405,000
       KCS Energy, Inc.
        Sr. Notes
        7.13% due 04/01/12..........................    675,000     705,375
       Mission Energy Holding Co.
        Sr. Sec. Notes
        13.50% due 07/15/08.........................  9,100,000  11,511,500
       North American Energy Partners, Inc.
        Sr. Notes
        8.75% due 12/01/11*.........................    550,000     539,000
       Pacific Energy Partners LP
        Sr. Notes
        7.13% due 06/15/14*.........................    850,000     920,125
       Roseton Danskammer
        Guaranteed Pass-Thru Certificates, Series B
        7.67% due 11/08/16..........................  1,125,000   1,046,250
       Southern Natural Gas Co.
        Sr. Notes
        8.88% due 03/15/10..........................    725,000     815,625
                                                                -----------
                                                                 20,829,500
                                                                -----------
     Entertainment Products -- 0.2%
       Steinway Musical Instruments, Inc.
        Guaranteed Sr. Notes
        8.75% due 04/15/11..........................    475,000     517,750
                                                                -----------
     Financial Services -- 13.0%
       Alamosa Delaware, Inc.
        Guaranteed Sr. Disc. Notes
        12.00% due 07/31/09(2)......................    584,000     601,520
       Arch Western Finance, LLC
        Guaranteed Sr. Notes
        7.25% due 01/01/05*.........................    900,000     967,500
       Athena Neurosciences Finance, LLC
        Guaranteed Sr. Notes
        7.25% due 02/21/08..........................  2,175,000   2,202,187
       Bear Island Paper Co., LLC
        Sr. Sec. Notes, Series B
        10.00% due 12/01/07.........................  1,950,000   1,911,000
       Bluewater Finance, Ltd.
        Guaranteed Sr. Notes
        10.25% due 02/15/12.........................  1,075,000   1,166,375
       Borden United States Finance Corp.
        Sr. Sec. Notes
        9.00% due 07/15/14*.........................    800,000     840,000
       Chukchansi Economic Development Authority
        Sr. Notes
        14.50% due 06/15/09*........................  3,225,000   4,031,250


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       ----------------------------------------------------------------
       Financial Services (continued)
         Consolidated Communications Holdings
          Sr. Notes
          9.75% due 04/01/12*.................... $ 1,400,000 $1,435,000
         ESI Tractebel Acquisition Corp.
          Guaranteed Bonds, Series B
          7.99% due 12/30/11.....................     799,000    824,968
         H & E Equipment Services, LLC
          Guaranteed Sr. Sec. Notes
          11.13% due 06/15/12....................     950,000    978,500
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Sr. Notes
          10.50% due 09/01/10*...................   1,925,000  2,131,937
         Huntsman Advanced Materials, LLC
          Sr. Sec. Notes
          11.00% due 07/15/10*...................   1,175,000  1,363,000
         iPCS Escrow Co.
          Sr. Notes
          11.50% due 05/01/12*...................   1,025,000  1,076,250
         iPCS, Inc.
          14.00% due 07/15/10+(1)(3)(6)..........  11,825,000          0
         Jostens IH Corp.
          Sr. Sub. Notes
          7.63% due 10/01/12*....................      25,000     25,125
         Labranche & Co., Inc.
          Sr. Notes
          11.00% due 05/15/12*...................     575,000    590,813
         Madison River Capital, LLC/
          Madison River Finance Corp.
          Sr. Notes, Series B
          13.25% due 03/01/10....................   3,475,000  3,683,500
         MedCath Holdings Corp.
          Notes
          9.88% due 07/15/12*....................     475,000    496,375
         Muzak, LLC/ Muzak Finance Corp.
          Guaranteed Sr. Sub. Notes
          9.88% due 03/15/09.....................   1,650,000  1,212,750
         Nexstar Finance Holdings, LLC
          Guaranteed Sr. Disc. Notes
          11.38% due 04/01/13(2).................   2,675,000  2,049,719
         NGC Corp. Capital Trust I
          Guaranteed Sub. Notes, Series B
          8.32% due 06/01/27.....................   7,325,000  5,860,000
         PCA, LLC
          Sr. Notes
          11.88% due 08/01/09....................   1,275,000  1,364,250
         PX Escrow Corp.
          Sr. Sub. Disc. Notes
          9.63% due 02/01/06(2)..................     725,000    616,250
         Qwest Capital Funding, Inc.
          Guaranteed Notes
          6.88% due 07/15/28.....................     275,000    197,312
         Qwest Capital Funding, Inc.
          Guaranteed Notes
          7.90% due 08/15/10.....................   2,800,000  2,583,000
         Rainbow National Services LLC
          Guaranteed Sr. Sub. Notes
          10.38% due 09/01/14*...................     625,000    654,688

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                              Principal    Value
                  Security Description         Amount     (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Financial Services (continued)
              Terra Capital, Inc.
               Guaranteed Sr. Sec. Notes
               11.50% due 06/01/10........... $1,725,000 $ 1,949,250
              Terra Capital, Inc.
               Guaranteed Sr. Sec. Notes
               12.88% due 10/15/08...........  1,125,000   1,395,000
                                                         -----------
                                                          42,207,519
                                                         -----------
            Food, Beverage & Tobacco -- 1.3%
              Del Monte Corp.
               Sr. Sub. Notes
               8.63% due 12/15/12............    450,000     500,625
              Doane Pet Care Co.
               Sr. Sub. Notes
               9.75% due 05/15/07............    200,000     191,500
              Doane Pet Care Co.
               Guaranteed Sr. Notes
               10.75% due 03/01/10...........    500,000     533,750
              Smithfield Foods, Inc.
               Sr. Notes, Series B
               7.75% due 05/15/13............    550,000     596,750
              Wornick Co.
               Sr. Sec. Notes
               10.88% due 07/15/11*..........  2,150,000   2,300,500
                                                         -----------
                                                           4,123,125
                                                         -----------
            Forest Products -- 2.9%
              Caraustar Industries, Inc.
               Notes
               7.38% due 06/01/09............    300,000     310,500
              Caraustar Industries, Inc.
               Guaranteed Sr. Sub. Notes
               9.88% due 04/01/11............    650,000     695,500
              Constar International, Inc.
               Sr. Sub. Notes
               11.00% due 12/01/12...........    650,000     614,250
              Crown Cork & Seal Co., Inc.
               Notes
               8.00% due 04/15/23............  2,625,000   2,441,250
              FiberMark, Inc.
               Sr. Notes
               10.75% due 04/15/11+(1)(6)(9).    750,000     472,500
              Georgia-Pacific Corp.
               Debentures
               7.75% due 11/15/29............    675,000     725,625
              Georgia-Pacific Corp.
               Sr. Notes
               8.00% due 01/15/24............  1,100,000   1,251,250
              Graham Packaging Co., Inc.
               Sr. Notes
               8.50% due 10/15/12*...........    225,000     229,500
              Pliant Corp.
               Sr. Sec. Notes
               11.13% due 09/01/09...........    575,000     598,000
              Speciality Paperboard, Inc.
               Sr. Notes
               9.38% due 10/15/06+(1)(9).....  3,275,000   2,063,250
                                                         -----------
                                                           9,401,625
                                                         -----------


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          -----------------------------------------------------------
          Health Services -- 2.4%
            Concentra Operating Corp.
             Guaranteed Sr. Sub. Notes
             9.13% due 06/01/12*................ $  375,000 $  410,625
            Genesis Healthcare Corp.
             Sr. Sub. Notes
             8.00% due 10/15/13.................    350,000    381,500
            HCA, Inc.
             Sr. Notes
             6.95% due 05/01/12.................  1,450,000  1,565,656
            IASIS Healthcare Capital Corp.
             Sr. Sub. Notes
             8.75% due 06/15/14*................    850,000    890,375
            Pediatric Services Of America, Inc.
             Guaranteed Sr. Sub. Notes
             10.00% due 04/15/08(3)(6)..........    200,000    202,000
            Psychiatric Solutions, Inc.
             Guaranteed Sr. Sub. Notes
             10.63% due 06/15/13................    650,000    734,500
            Team Health, Inc.
             Sr. Sub. Notes
             9.00% due 04/01/12*................  1,250,000  1,243,750
            Tenet Healthcare Corp.
             Sr. Notes
             5.00% due 07/01/07.................    725,000    719,562
            Tenet Healthcare Corp.
             Sr. Notes
             6.50% due 06/01/12.................  1,025,000    917,375
            Triad Hospitals, Inc.
             Sr. Notes
             7.00% due 05/15/12.................    325,000    339,625
            Triad Hospitals, Inc.
             Sr. Sub. Notes
             7.00% due 11/15/13.................    575,000    585,063
                                                            ----------
                                                             7,990,031
                                                            ----------
          Household Products -- 0.3%
            Vitro Envases Norteamerica SA
             Sr. Sec. Term Loan
             10.25% due 09/24/06(6).............  1,000,000  1,002,500
                                                            ----------
          Insurance -- 0.4%
            Crum & Forster Holdings Corp.
             Sr. Notes
             10.38% due 06/15/13................    775,000    827,313
            LNR Property Corp.
             Sr. Sub. Notes
             7.63% due 07/15/13.................    500,000    547,500
                                                            ----------
                                                             1,374,813
                                                            ----------
          Leisure & Tourism -- 8.8%
            American Airlines, Inc.
             Pass-Thru Certificates, Series
             2001-1, Class A2
             6.82% due 05/23/11.................    625,000    554,327
            American Airlines, Inc.
             Pass-Thru Certificates, Series
             2001-2, Class C
             7.80% due 04/01/08.................  2,425,000  2,016,875
            Atlas Air, Inc.
             Pass-Thru Certificates, Series
             1999-1, Class A-2
             6.88% due 07/02/09.................  2,947,623  2,751,329

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Leisure & Tourism (continued)
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            1999-1, Class B
            7.63% due 01/02/15.................. $5,437,354 $3,858,538
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            2000-1, Class A
            8.71% due 07/02/21..................  2,490,308  2,450,587
           Atlas Air, Inc.
            Pass-Thru Certificates, Series
            1999-1, Class C
            8.77% due 01/02/11..................    574,341    241,017
           Atlas Air, Inc.
            Pass-Thru Certificates Series
            2000-1, Class B
            9.06% due 07/02/17..................  1,084,465    810,247
           Bally Total Fitness Holding Corp.
            Sr. Notes
            10.50% due 07/15/11.................    575,000    546,250
           Continental Airlines, Inc.
            Pass-Thru Certificates, Series
            1999-1, Class C
            6.95% due 08/02/09..................    760,699    578,887
           Continental Airlines, Inc.
            Pass-Thru Certificates, Series
            1999-2, Class C1
            7.73% due 03/15/11..................    351,029    249,627
           Continental Airlines, Inc.
            Secured Pass-Thru Certificates,
            Series 2000-2, Class B
            8.31% due 10/02/19..................  1,349,135  1,103,256
           Courtyard by Marriott II
            Sr. Sec. Notes, Series B
            10.75% due 02/01/08.................  1,000,000  1,005,000
           Delta Air Lines, Inc.
            Pass-Thru Certificates, Series
            2002-1, Class C
            7.78% due 01/02/12..................    980,938    376,456
           Delta Air Lines, Inc.
            Sr. Notes
            10.00% due 08/15/08.................  1,600,000    480,000
           Eldorado Resorts, LLC
            Sr. Notes
            9.00% due 04/15/14(3)(6)............  2,675,000  2,675,000
           Hollywood Casino
            Shreveport/Shreveport Capital Corp.
            Guaranteed Sr. Sec. Notes
            13.00% due 08/01/06+(1).............  2,311,000  1,955,684
           Riviera Holdings Corp.
            Guaranteed Sr. Notes
            11.00% due 06/15/10.................    800,000    880,000
           Six Flags, Inc.
            Sr. Notes
            9.75% due 04/15/13..................  2,625,000  2,480,625
           True Temper Sports, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 09/15/11..................  1,050,000    976,500


                                                 Principal    Value
                 Security Description             Amount     (Note 2)
        --------------------------------------------------------------
        Leisure & Tourism (continued)
          Waterford Gaming, LLC
           Sr. Notes
           8.63% due 09/15/12(6)*............... $1,067,000 $ 1,131,020
          Worldspan LP
           Sr. Notes
           9.63% due 06/15/11...................  1,725,000   1,565,437
                                                            -----------
                                                             28,686,662
                                                            -----------
        Machinery -- 0.7%
          Anthony Crane Rental LP
           Guaranteed Sr. Secured Notes
           9.38% due 02/01/08+(1)(3)(4)(6)......  1,261,659         126
          Briggs & Stratton Corp.
           Guaranteed Sr. Notes
           8.88% due 03/15/11...................    475,000     567,031
          Dresser, Inc.
           Guaranteed Sr. Sub. Notes
           9.38% due 04/15/11...................    500,000     550,000
          Navistar International Corp.
           Sr. Notes
           7.50% due 06/15/11...................    425,000     453,688
          Stanadyne Corp.
           Sr. Sub. Notes
           10.00% due 08/15/14*.................    700,000     728,000
          Venture Holdings Co., LLC
           Guaranteed Sr. Sub. Notes
           11.00% due 06/01/07+(1)(9)...........    550,000      24,750
                                                            -----------
                                                              2,323,595
                                                            -----------
        Medical Products -- 0.8%
          Encore Medical IHC, INC.
           Sr. Sub. Notes
           9.75% due 10/01/12*..................    625,000     617,187
          Inverness Medical Innovations, Inc.
           Sr. Sub. Notes
           8.75% due 02/15/12*..................    875,000     879,375
          Universal Hospital Services, Inc.
           Sr. Notes
           10.13% due 11/01/11..................  1,000,000   1,015,000
                                                            -----------
                                                              2,511,562
                                                            -----------
        Metals & Mining -- 1.6%
          Allegheny Technologies, Inc.
           Notes
           8.38% due 12/15/11...................    600,000     639,000
          CSN Islands VII Corp.
           Guaranteed Notes
           10.75% due 09/12/08*.................    925,000   1,031,375
          CSN Islands VIII Corp.
           Guaranteed Sr. Notes
           9.75% due 12/16/13*..................  1,400,000   1,403,500
          Eagle-Picher, Inc.
           Sr. Notes
           9.75% due 09/01/13...................  1,525,000   1,555,500
          Renco Metals, Inc.
           Guaranteed Sr. Notes
           11.50% due 07/01/03+(1)(3)(6)(9)(10).  2,150,000           0

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                Principal    Value
                  Security Description           Amount     (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Metals & Mining (continued)
            Ryerson Tull, Inc.
             Notes
             9.13% due 07/15/06................ $  525,000 $  553,875
                                                           ----------
                                                            5,183,250
                                                           ----------
          Pharmaceuticals -- 0.8%
            Curative Health Services, Inc.
             Sr. Notes
             10.75% due 05/01/11...............  1,125,000  1,029,375
            NeighborCare, Inc.
             Guaranteed Sr. Sub. Notes
             6.88% due 11/15/13................  1,600,000  1,664,000
                                                           ----------
                                                            2,693,375
                                                           ----------
          Real Estate Investment Trusts -- 1.2%
            National Health Investors, Inc.
             Notes
             7.30% due 07/16/07................  1,120,000  1,146,606
            Omega Healthcare Investors, Inc.
             Sr. Notes
             6.95% due 08/01/07................    225,000    232,875
            Omega Healthcare Investors, Inc.
             Sr. Notes
             7.00% due 04/01/14*...............    600,000    609,000
            Senior Housing Properties Trust
             Sr. Notes
             8.63% due 01/15/12(5).............  1,625,000  1,807,812
                                                           ----------
                                                            3,796,293
                                                           ----------
          Restaurants -- 1.1%
            Advantica Restaurant Group, Inc.
             Sr. Notes
             11.25% due 01/15/08...............  1,475,000  1,530,312
            Denny's Holdings, Inc.
             Sr. Notes
             10.00% due 10/01/12*..............  2,025,000  2,032,594
            Sbarro, Inc.
             Sr. Notes
             11.00% due 09/15/09...............    150,000    140,250
                                                           ----------
                                                            3,703,156
                                                           ----------
          Retail Stores -- 2.6%
            Alderwoods Group, Inc.
             Sr. Notes
             7.75% due 09/15/12*...............    425,000    449,438
            Blockbuster, Inc.
             Sr. Sub. Notes
             9.00% due 09/01/12*...............    425,000    440,938
            Collins & Aikman Floor Cover
             Guaranteed Sr. Sub. Notes
             9.75% due 02/15/10................    480,000    508,800
            J.C. Penney Co., Inc.
             Notes
             6.88% due 10/15/15................  1,175,000  1,251,375
            Jostens Holding Corp.
             Sr. Disc. Notes
             10.25% due 12/01/13(2)............  1,275,000    876,562
            Rent-Way, Inc.
             Sr. Notes
             11.88% due 06/15/10...............  1,175,000  1,280,750


                                                  Principal    Value
                  Security Description             Amount     (Note 2)
         -------------------------------------------------------------
         Retail Stores (continued)
           Rite Aid Corp.
            Debentures
            6.88% due 08/15/13.................. $   400,000 $  350,000
           Saks, Inc.
            Guaranteed Notes
            7.00% due 12/01/13..................     950,000    969,000
           Saks, Inc.
            Guaranteed Notes
            9.88% due 10/01/11..................     725,000    862,750
           Stater Bros. Holdings, Inc.
            Sr. Notes
            8.13% due 06/15/12*.................   1,275,000  1,335,562
                                                             ----------
                                                              8,325,175
                                                             ----------
         Telecommunications -- 10.2%
           AirGate PCS, Inc.
            Sr. Sub. Sec. Notes
            9.38% due 09/01/09(6)...............   1,258,300  1,277,175
           Alaska Communications Holdings, Inc.
            Guaranteed Sr. Sub. Notes
            9.38% due 05/15/09..................   1,125,000  1,063,125
           American Cellular Corp.
            Sr. Notes, Series B
            10.00% due 08/01/11.................   3,125,000  2,531,250
           Cincinnati Bell, Inc.
            Notes
            7.25% due 06/15/23..................     225,000    210,656
           Cincinnati Bell, Inc.
            Guaranteed Sr. Sub. Notes
            8.38% due 01/15/14..................     300,000    273,750
           Dobson Communications Corp.
            Sr. Notes
            10.88% due 07/01/10.................      25,000     18,000
           Excelcomindo Finance Co.
            Sr. Notes
            8.00% due 01/27/09*.................     175,000    172,813
           FairPoint Communications, Inc.
            Sr. Sub. Notes, Series B
            9.50% due 05/01/08..................   4,175,000  4,175,000
           FairPoint Communications, Inc.
            Sr. Sub. Notes
            12.50% due 05/01/10.................     175,000    187,250
           IWO Holdings, Inc.
            Guaranteed Sr. Notes
            14.00% due 01/15/11+(1).............  11,075,000  4,873,000
           LCI International, Inc.
            Sr. Notes
            7.25% due 06/15/07..................  10,425,000  9,460,687
           Nextel Communications, Inc.
            Sr. Notes
            5.95% due 03/15/14..................   1,000,000    980,000
           Qwest Corp.
            Debentures
            7.13% due 11/15/43..................   2,150,000  1,784,500
           Qwest Corp.
            Debentures
            7.25% due 10/15/35..................   2,275,000  1,950,812

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)



                                                   Principal    Value
                 Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES (continued)
      Telecommunications (continued)
        Qwest Corp.
         Debentures
         8.88% due 06/01/31....................... $  550,000 $   543,125
        Triton PCS, Inc.
         Guaranteed Sr. Sub. Notes
         8.75% due 11/15/11.......................  1,375,000     935,000
        Triton PCS, Inc.
         Guaranteed Sr. Sub. Notes
         9.38% due 02/01/11.......................  3,475,000   2,493,313
        TSI Telecommunications Services, Inc.
         Guaranteed Sr. Sub. Notes
         12.75% due 02/01/09......................    400,000     448,000
        US West Communications, Inc.
         Secured Debentures
         7.50% due 06/15/23.......................     50,000      45,500
                                                              -----------
                                                               33,422,956
                                                              -----------
      Transportation -- 0.1%
        Petroleum Helicopters, Inc.
         Guaranteed Sr. Notes, Series B
         9.38% due 05/01/09.......................    275,000     295,625
                                                              -----------
      Utilities -- 7.4%
        AES Corp.
         Sr. Sub. Debentures
         8.88% due 11/01/27.......................  1,350,000   1,297,688
        AES Drax Energy, Ltd.
         Guaranteed Sr. Sub. Sec. Notes, Series B
         11.50% due 08/30/10+(1)..................  4,460,000      22,300
        Calpine Corp.
         1st Priority Secured Notes
         9.63% due 09/30/14*......................  1,400,000   1,375,500
        Cincinnati Bell Telephone Co.
         Notes
         7.18% due 12/15/23.......................    375,000     358,594
        Cincinnati Bell Telephone Co.
         Guaranteed Notes
         7.20% due 11/29/23.......................  1,525,000   1,458,281
        Dynegy Holdings, Inc.
         Sr. Notes
         8.75% due 02/15/12.......................    875,000     910,000
        Edison Mission Energy
         Sr. Notes
         9.88% due 04/15/11.......................  1,400,000   1,631,000
        El Paso Natural Gas Co.
         Debentures
         8.63% due 01/15/22.......................  2,900,000   3,190,000
        El Paso Production Holding Co.
         Guaranteed Sr. Notes
         7.75% due 06/01/13.......................  2,425,000   2,431,062
        Ferrellgas L P
         Sr. Notes
         6.75% due 05/01/14.......................  1,500,000   1,530,000
        Mirant Corp.
         Sr. Notes
         7.90% due 07/15/09(1)*...................  7,325,000   4,633,062
        Reliant Resources, Inc.
         Notes
         9.50% due 07/15/13.......................  1,075,000   1,167,719
        Tiverton/Rumford Power Assoc., Ltd.
         Guaranteed Notes
         9.00% due 07/15/18*......................  1,092,712     797,680


                                                 Principal     Value
                 Security Description             Amount      (Note 2)
       ----------------------------------------------------------------
       Utilities (continued)
         Williams Cos, Inc.
          Notes
          7.88% due 09/01/21.................... $3,025,000 $  3,357,750
                                                            ------------
                                                              24,160,636
                                                            ------------
       Total Bonds & Notes
          (cost $260,495,947)...................             267,767,917
                                                            ------------
       FOREIGN BONDS & NOTES -- 7.4%
       Broadcasting & Media -- 1.1%
         CF Cable TV, Inc.
          Guaranteed Sr. Notes
          9.13% due 07/15/07....................    400,000      417,495
         Telenet Group Holding NV
          Sr. Disc. Notes
          11.50% due 06/15/14(2)*...............  4,425,000    3,252,375
                                                            ------------
                                                               3,669,870
                                                            ------------
       Food, Beverage & Tobacco -- 0.3%
         Vitro Envases Norteamerica SA
          Sr. Sec. Notes
          10.75% due 07/23/11*..................    950,000      917,805
                                                            ------------
       Forest Products -- 0.2%
         Abitibi-Consolidated, Inc.
          Debenture
          8.55% due 08/01/10....................    725,000      777,563
                                                            ------------
       Insurance -- 0.9%
         Fairfax Financial Holdings, Ltd.
          Notes
          7.38% due 04/15/18....................    600,000      486,000
         Fairfax Financial Holdings, Ltd.
          Notes
          8.25% due 10/01/15....................  2,500,000    2,275,000
                                                            ------------
                                                               2,761,000
                                                            ------------
       Leisure & Tourism -- 0.3%
         Grupo Posadas SA de CV
          Sr. Notes
          8.75% due 10/04/11*...................    900,000      918,000
                                                            ------------
       Metals & Mining -- 0.2%
         International Utility Structures, Inc.
          Sr. Sub. Notes
          10.75% due 02/01/08(1)(3)(6)..........  2,150,000      279,500
         Vitro SA de CV
          Notes
          11.75% due 11/01/13*..................    500,000      463,750
                                                            ------------
                                                                 743,250
                                                            ------------
       Retail Stores -- 0.5%
         Jean Coutu Group, Inc.
          Sr. Sub. Notes
          8.50% due 08/01/14*...................  1,725,000    1,712,062
                                                            ------------
       Telecommunications -- 0.3%
         Empresa Brasileira de Telcom
          Guaranteed Sr. Notes, Series B
          11.00% due 12/15/08...................    150,000      166,125
         Kyivstar GSM
          Loan Participation Notes
          10.38% due 08/17/09*..................    825,000      878,625
                                                            ------------
                                                               1,044,750
                                                            ------------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)


                                                    Principal
                                                     Amount/     Value
                 Security Description                Shares     (Note 2)
     --------------------------------------------------------------------
     FOREIGN BONDS & NOTES (continued)
     Utilities -- 3.6%
       Calpine Canada Energy Finance, ULC
        Guaranteed Sr. Notes
        8.50% due 05/01/08........................ $16,000,000 $11,040,000
       Cia de Saneamento Basico do
        Estado de Sao Paulo
        Notes
        12.00% due 06/20/08*......................     550,000     589,875
                                                               -----------
                                                                11,629,875
                                                               -----------
     Total Foreign Bonds & Notes
        (cost $26,831,506)........................              24,174,175
                                                               -----------
     COMMON STOCK -- 4.8%
     Automotive -- 0.0%
       Exide Technologies, Inc.+..................       7,980     126,483
                                                               -----------
     Banks -- 1.9%
       iPCS, Inc.+................................     336,972   6,149,739
                                                               -----------
     Broadcasting & Media -- 0.2%
       Cablevision Systems Corp., Class A+........      38,484     780,455
                                                               -----------
     Energy Sources -- 0.0%
       Tri-Union Development Corp.(3)(6)..........       1,061          11
       Tribo Petroleum Corp.(3)(6)................       1,800          18
                                                               -----------
                                                                        29
                                                               -----------
     Financial Services -- 0.0%
       Ono Finance, PLC*(3)(6)....................         500           0
                                                               -----------
     Leisure & Tourism -- 0.6%
       Capital Gaming International, Inc.(3)(6)+..          77           0
       John Q. Hammons Hotels, Inc.+..............      18,550     203,123
       MGM Mirage, Inc.+..........................      35,225   1,748,921
                                                               -----------
                                                                 1,952,044
                                                               -----------
     Machinery -- 0.3%
       NES Rentals Holding, Inc.+.................     150,124   1,125,930
                                                               -----------
     Real Estate Investment Trusts -- 0.4%
       Meristar Hospitality Corp.+................     209,550   1,142,047
                                                               -----------
     Telecommunications -- 1.4%
       AirGate PCS, Inc.+.........................      38,200     748,720
       AirGate PCS, Inc.(3).......................     104,631   2,050,768
       Dobson Communications Corp.+...............     147,082     195,619
       Telewest Global, Inc.+.....................     126,210   1,466,560
                                                               -----------
                                                                 4,461,667
                                                               -----------
     Total Common Stock
        (cost $16,348,370)........................              15,738,394
                                                               -----------
     PREFERRED STOCK -- 0.9%
     Broadcasting & Media -- 0.4%
       Paxson Communications Corp.
        14.25%(4)(6)..............................         170   1,275,000
                                                               -----------
     Retail Stores -- 0.3%
       General Nutrition Centers, Inc. 12.00%*(3).         725     768,500
       Rent-Way, Inc.(3)(6)(11)...................          13     130,000
                                                               -----------
                                                                   898,500
                                                               -----------
     Telecommunications -- 0.2%
       Alamosa Holdings, Inc. 7.50%...............       1,176     694,104
                                                               -----------
     Total Preferred Stock
        (cost $2,820,774).........................               2,867,604
                                                               -----------

                                                   Warrants/
                                                   Principal      Value
                Security Description                Amount       (Note 2)
    -----------------------------------------------------------------------
    WARRANTS -- 0.0%+
    Automotive -- 0.0%
      Exide Technologies, Inc. Expires 05/05/11..      19,950  $     59,471
                                                               ------------
    Broadcasting & Media -- 0.0%
      Knology Holdings, Inc. Expires
       10/22/07*(3)(6)...........................       4,500         1,125
      XM Satellite Radio, Inc. Expires 03/15/01*.       1,000        64,000
                                                               ------------
                                                                     65,125
                                                               ------------
    Telecommunications -- 0.0%
      GT Group Telecom, Inc. Expires
       02/01/10*(3)(6)...........................       2,650            27
      KMC Telecom Holdings, Inc. Expires
       01/31/08(3)(6)............................       3,650             0
      Leap Wireless International, Inc. Expires
       04/15/10*(3)(6)...........................       2,250             0
      Leap Wireless, Inc. Expires
       04/15/10*(3)(6)...........................       1,950             0
                                                               ------------
                                                                         27
                                                               ------------
    Total Warrants
       (cost $523,992)...........................                   124,623
                                                               ------------
    Total Investment Securities -- 95.2%
       (cost $307,020,589).......................               310,672,713
                                                               ------------
    REPURCHASE AGREEMENTS -- 3.6%
      State Street Bank & Trust Co. Joint
       Repurchase Agreement(8)................... $   647,000       647,000
      UBS Warburg, LLC Joint Repurchase
       Agreement Account(8)......................  11,000,000    11,000,000
                                                               ------------
    Total Repurchase Agreements
       (cost $11,647,000)........................                11,647,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $318,667,589)@......................        98.8%  322,319,713
    Other assets less liabilities................         1.2     3,901,828
                                                  -----------  ------------
    NET ASSETS --                                       100.0% $326,221,541
                                                  ===========  ============

    PREFERRED STOCK SOLD SHORT -- (0.1%)                              Value
                                                       Shares      (Note 2)
                                                  -----------  ------------
    Retail Stores -- (0.1%)
      Fedders Corp. 8.6% Series A
       (Proceeds $181,301).......................      (7,642)     (180,733)
                                                  -----------  ------------

--------
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2004, the aggregate value of these securities was $56,041,407 representing 15.75% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security.
@  See Note 5 for cost of investments on a tax basis.
(1)Bond in default.
(2)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(3)Fair valued security.
(4)PIK ("Payment-in-kind") bonds. Payments made with additional securities in lieu of cash.
(5)The security or a portion thereof represents collateral for securities sold short.
(6)Illiquid security.
(7)Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of September 30, 2004.
(8)See Note 2 for details of Joint Repurchase Agreement.
(9)Company has filed Chapter 11 Bankruptcy.
(10)Security is subject to litigation, the outcome of which is still to be determined.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)

(11)To the extent permitted by the Statement of Additional Information, The High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary market exists. As of September 30, 2004, the High Yield Bond Fund held the following restricted securities:

       -----------------------------------------------------------------
                        Acquisition        Acquisition  Market  % of Net
             Name          Date     Shares    Cost      Value    Assets
       -----------------------------------------------------------------
       Rent-Way, Inc.
        Preferred Stock  05/29/03     10    $100,000   $100,000   0.03%
       Rent-Way Inc.
        Preferred Stock  05/19/04      3      30,000     30,000   0.01%

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Bond Fund
        PORTFOLIO PROFILE -- September 30, 2004 -- (unaudited)


State Allocation*

                     Ohio...........................  16.0%
                     California.....................  14.9%
                     Missouri.......................   9.3%
                     Massachusetts..................   8.9%
                     New York.......................   8.1%
                     Illinois.......................   7.4%
                     Texas..........................   6.8%
                     Alabama........................   6.3%
                     New Jersey.....................   5.5%
                     New Mexico.....................   4.7%
                     Indiana........................   4.6%
                     South Dakota...................   3.0%
                     Colorado.......................   2.8%
                     Virginia.......................   2.7%
                     Georgia........................   0.2%
                     Tennessee......................   0.1%
                     Registered Investment Companies   0.1%
                                                     -----
                                                     101.4%
                                                     =====

Credit Quality+#

                                   AAA  84.6%
                                   AA.  11.7%
                                   BBB   3.7%
                                       -----
                                       100.0%
                                       =====

*  Calculated as a percentage of net assets.
+  Source Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS -- 90.8%
   Alabama -- 6.3%
     Jefferson County, Alabama Sewer, Capital
      Improvement, Series D,
      5.25% due 02/01/26(1).......................... $4,500,000 $ 5,133,690
                                                                 -----------
   California -- 14.8%
     California State, Variable Purpose,
      5.50% due 04/01/28.............................  2,500,000   2,674,250
     Metropolitan Water District Southern California
      Waterworks, Series C,
      5.00% due 07/01/27(1)..........................  3,000,000   3,205,560
     San Ramon Valley, California Unified School
      District, General Obligation,
      5.00% due 08/01/23(1)..........................  4,000,000   4,183,560
     University of California Revenues, Limited
      Project Series A,
      4.75% due 05/15/27(1)..........................  2,000,000   1,986,420
                                                                 -----------
                                                                  12,049,790
                                                                 -----------
   Colorado -- 2.8%
     Highlands Ranch Metropolitan District No. 2,
      General Obligation,
      6.50% due 06/15/09(1)..........................  1,960,000   2,277,206
                                                                 -----------
   Georgia -- 0.2%
     Georgia Municipal Electric Authority, Power
      Revenue, Series Y,
      6.40% due 01/01/09(1)..........................     60,000      69,275
     Georgia Municipal Electric Authority, Power
      Revenue, Series Y,
      6.40% due 01/01/13(1)..........................     85,000     101,776
                                                                 -----------
                                                                     171,051
                                                                 -----------
   Illinois -- 4.6%
     Illinois Health Facilities Authority Revenue,
      Lutheran General Health Systems, Series C,
      7.00% due 04/01/08(1)..........................  3,400,000   3,704,844
                                                                 -----------
   Indiana -- 4.6%
     Indiana Transportation Finance Authority
      Highway Revenue, Series A,
      5.25% due 06/01/26(1)..........................  3,500,000   3,716,055
                                                                 -----------
   Massachusetts -- 8.9%
     Massachusetts State Water Resources Authority,
      Series A,
      5.00% due 08/01/24(1)..........................  3,910,000   4,093,536
     University Massachusetts Building Authority
      Project Revenue, Series 4,
      5.25% due 11/01/27(1)..........................  3,000,000   3,164,310
                                                                 -----------
                                                                   7,257,846
                                                                 -----------
   Missouri -- 7.2%
     Sikeston, Missouri, Electric Revenue,
      6.20% due 06/01/10(1)..........................  5,000,000   5,817,300
                                                                 -----------
   New Jersey -- 5.5%
     New Jersey Economic Development Authority,
      School Facilities Construction, Series C,
      5.00% due 06/15/12(1)..........................  4,000,000   4,459,320
                                                                 -----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   New Mexico -- 4.7%
     New Mexico Finance Authority Transportation,
      Senior Lien Series A,
      5.25% due 06/15/21(1)........................... $3,500,000 $ 3,835,300
                                                                  -----------
   New York -- 5.7%
     New York, New York, Series A,
      6.00% due 05/15/30(1)...........................  2,865,000   3,344,515
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/14(1)...........................    555,000     728,282
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/13(1)...........................    445,000     573,076
                                                                  -----------
                                                                    4,645,873
                                                                  -----------
   Ohio -- 16.0%
     Cincinnati, Ohio City School District, Classroom
      Facilities Construction & Improvement,
      5.00% due 12/01/24(1)...........................  3,000,000   3,123,630
     Cuyahoga County, Ohio Revenue, Cleveland
      Clinic Health Systems, Series A,
      5.75% due 01/01/24..............................  2,000,000   2,143,460
     Franklin County, Ohio Hospital Revenue,
      OhioHealth Corp., Series C,
      5.25% due 05/15/23..............................  3,000,000   3,084,000
     Olentangy Local School District Ohio, School
      Facilities Construction & Improvement Series A,
      5.25% due 12/01/27(1)...........................  3,250,000   3,429,725
     Woodridge, Ohio Local School District, General
      Obligation,
      6.80% due 12/01/14(1)...........................  1,000,000   1,206,200
                                                                  -----------
                                                                   12,987,015
                                                                  -----------
   South Dakota -- 3.0%
     South Dakota State Health & Educational
      Facilities Revenue, McKennan Hospital,
      6.25% due 07/01/10(1)...........................  2,120,000   2,462,211
                                                                  -----------
   Texas -- 3.7%
     Harris County, Texas Hospital District, Mtg.
      Revenue,
      7.40% due 02/15/10(1)...........................  1,290,000   1,467,207
     San Antonio Texas Hotel Occupancy Texas,
      Unrefunded Capital Appreciation Gonzalez,
      zero coupon due 08/15/17(1)(2)..................  2,700,000   1,538,737
                                                                  -----------
                                                                    3,005,944
                                                                  -----------
   Virginia -- 2.7%
     Fairfax County, Virginia Water Authority
      Revenue,
      5.00% due 04/01/27..............................  2,155,000   2,221,308
                                                                  -----------
   Total Investment Securities
      (cost $68,888,286)..............................             73,744,753
                                                                  -----------
   SHORT-TERM INVESTMENTS -- 10.6%
   Illinois -- 2.8%
     Illinois Development Finance Authority Revenue,
      Jewish Federal Metropolitan Chicago Projects,
      0.98% due 04/08/04(1)(3)........................  2,300,000   2,300,000
                                                                  -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2004 -- (unaudited)
        (continued)

                                                     Principal     Value
                 Security Description                 Amount      (Note 2)
    -----------------------------------------------------------------------
    SHORT-TERM INVESTMENTS (continued)
    Missouri -- 2.1%
      Missouri Higher Education Loan, Student Loan
       Revenue, Series B,
       1.10% due 04/07/04(1)(3).................... $1,200,000  $ 1,200,000
      Wright City, Missouri Industrial Revenue,
       Watlow Process Systems, Inc.,
       0.95% due 09/04/03(3).......................    530,000      530,000
                                                                -----------
                                                                  1,730,000
                                                                -----------
    New York -- 2.4%
      New York City, NY Municipal Water Finance
       Authority Revenue, Series G,
       0.99% due 09/03/04(1)(3)....................  1,900,000    1,900,000
                                                                -----------
    Tennessee -- 0.1%
      Metropolitan Government Nashville & Davidson
       County, Tennessee, H & Facilities Board
       Revenue, Timberlake Project,
       1.65% due 10/06/04(1)(3)....................    100,000      100,000
                                                                -----------
    Texas -- 3.1%
      State of Texas Transportation, Tax & Revenue
       Anticipation Notes 3.00% due 08/31/05.......  2,500,000    2,531,730
                                                                -----------
    Registered Investment Companies -- 0.1%
      SSGA Municipal Money Market Fund Tax Free
       Money Market Fund...........................     48,492       48,492
                                                                -----------
    Total Short-Term Investments
       (cost $8,610,222)...........................               8,610,222
                                                                -----------
    TOTAL INVESTMENTS --
       (cost $77,498,508)@.........................      101.4%  82,354,975
    Liabilities in excess of other assets..........       (1.4)  (1,146,351)
                                                    ----------  -----------
    NET ASSETS --                                        100.0% $81,208,624
                                                    ==========  ===========

--------
@    See Note 5 for cost of investments on a tax basis.
(1) All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC") ($68,952,459 or 84.0% of Net Assets).
(2) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.
(3) Variable rate security -- the rate reflected is as of September 30, 2004; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited)

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   Core Bond Fund seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated to Class C shares.

   Class I, Class Z, and Class X are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs. Effective December 29, 2003, Class I shares of the GNMA Fund and High Yield Bond Fund are no longer being offered for sale. Effective September 24, 2004, Class I shares of the Strategic Bond Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions and each (other than Class I, Class X and Class Z) makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sale reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one foreign exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of September 30, 2004, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund                            Percentage Interest Principal Amount
----                            ------------------- ----------------
U.S. Government Securities Fund         2.78%         $  5,064,000
GNMA Fund......................        64.45           117,540,000
Strategic Bond Fund............         0.30               549,000
High Yield Bond Fund...........         0.35               647,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated September 30, 2004, bearing interest at a rate of 1.58% per annum, with a principal amount of $182,364,000, a repurchase price of $182,372,004 and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Rate/
Type of collateral  Discount Yield Maturity Date Principal Amount Market Value
------------------  -------------- ------------- ---------------- ------------
U.S. Treasury Notes      4.75%       05/15/14      $  2,364,000   $  2,412,225
U.S. Treasury Bonds      7.50        11/15/16       180,000,000    183,631,282

   In addition, at September 30, 2004, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

Fund                            Percentage Interest Principal Amount
----                            ------------------- ----------------
U.S. Government Securities Fund        16.00%         $ 40,000,000
GNMA Fund......................        48.00           120,000,000
High Yield Bond Fund...........         4.40            11,000,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Warburg, LLC, dated September 30, 2004, bearing interest at a rate of 1.73% per annum, with a principal amount of $250,000,000, a repurchase price of $250,012,014 and a maturity date of October 1, 2004. The repurchase agreement is collateralized by the following:

                    Interest Rate/
Type of collateral  Discount Yield Maturity Date Principal Amount Market Value
------------------  -------------- ------------- ---------------- ------------
U.S. Treasury Notes      1.88%       07/15/13      $51,348,000    $52,375,000
U.S. Treasury Notes      3.00        07/15/12       57,230,000     58,375,000
U.S. Treasury Bonds      2.38        01/15/25       51,041,000     52,062,500
U.S. Treasury Bonds      3.38        04/15/32       17,342,000     17,689,451
U.S. Treasury Bonds      3.63        04/15/28       73,039,000     74,500,000

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected. Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the period ended September 30, 2004, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the period ended September 30, 2004, $282 and $172 of broker rebates were reclassified to interest expense for the U.S. Government and GNMA funds, respectively. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At September 30, 2004 there were no loaned securities outstanding in the U.S. Government Securities Fund or the GNMA Fund.

   Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: The High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement.

   The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: During the period ended September 30, 2004, the Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund, U.S. Government Securities Fund and the GNMA Fund had TBA Rolls outstanding at period-end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
Core Bond Fund.................           $0 - $200 million   0.600%
                                (greater than) $300 million   0.525
                                (greater than) $500 million   0.475
U.S. Government Securities Fund           $0 - $200 million   0.650
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                             Sub-advisory Fees
                              -----------------------------------------------
                              Core Bond Strategic Bond High Yield  Tax Exempt
Assets                          Fund         Fund      Bond Fund  Insured Fund
------                        --------- -------------- ---------- ------------
$0 - $200 million............   0.25%        0.35%        0.45%       0.25%
  (greater than) $200 million   0.20         0.25         0.35        0.22
  (greater than) $500 million   0.15         0.20         0.30        0.15

   Effective September 1, 2004, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

                       Fund                    Percentage
                       ----                    ----------
                       Core Bond Class A......    1.10%
                       Core Bond Class B......    1.75
                       Core Bond Class C......    1.75
                       Core Bond Class I......    1.00
                       Core Bond Class Z......    0.53
                       Strategic Bond Class A.    1.40
                       Strategic Bond Class B.    2.05
                       Strategic Bond Class C.    2.05
                       Strategic Bond Class I.    1.30
                       High Yield Bond Class A    1.36
                       High Yield Bond Class B    2.01
                       High Yield Bond Class C    2.01
                       High Yield Bond Class Z    0.79

   Effective September 1, 2004, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

               Fund                                    Percentage
               ----                                    ----------
               U.S. Government Securities Fund Class A    0.99%
               U.S. Government Securities Fund Class B    1.64
               U.S. Government Securities Fund Class C    1.64
               GNMA Fund Class A......................    0.99
               GNMA Fund Class B......................    1.64
               GNMA Fund Class C......................    1.64
               GNMA Fund Class X......................    0.89
               Tax Exempt Insured Fund Class C........    1.95

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   Prior to September 1, 2004 the contractual expense caps were as follows:

                       Fund                    Percentage
                       ----                    ----------
                       Core Bond Class A......    1.24%
                       Core Bond Class B......    1.89
                       Core Bond Class C......    1.89
                       Core Bond Class I......    1.14
                       Core Bond Class Z......    0.67
                       Strategic Bond Class A.     N/A
                       Strategic Bond Class B.     N/A
                       Strategic Bond Class I.    1.44
                       High Yield Bond Class A     N/A
                       High Yield Bond Class B     N/A

   Prior to September 1, 2004 the voluntarily expense caps were as follows:

                       Fund                    Percentage
                       ----                    ----------
                       GNMA Class A...........    0.99
                       GNMA Class B...........    1.64
                       GNMA Class C...........    1.64
                       GNMA Class X...........    0.89
                       Strategic Bond Class C.    2.22
                       High Yield Bond Class C    2.18
                       High Yield Bond Class Z    0.95


   For the six months ended September 30, 2004, expenses were reimbursed to the Funds as follows:

                                         SAAMCO
                                        --------
Core Bond Class A...................... $ 44,991
Core Bond Class B......................    6,751
Core Bond Class C......................    7,778
Core Bond Class I......................      222
Core Bond Class Z......................    4,922
U.S. Government Securities Fund Class A  344,981
U.S. Government Securities Fund Class B   64,475
U.S. Government Securities Fund Class C   27,756
GNMA Fund Class A......................  285,067
GNMA Fund Class B......................   97,571
GNMA Fund Class C......................   64,223
GNMA Fund Class X......................       --
Strategic Bond Class A.................    1,734
Strategic Bond Class B.................    1,365
Strategic Bond Class C.................      906
Strategic Bond Class I.................    1,462
High Yield Bond Class A................    3,879
High Yield Bond Class B................    2,053
High Yield Bond Class C................    1,695
High Yield Bond Class Z................    2,587
Tax Exempt Insured Fund Class A........       --
Tax Exempt Insured Fund Class B........       --
Tax Exempt Insured Fund Class C........    1,708

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended September 30, 2004, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, AIG SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the period ended September 30, 2004, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                          Class A                    Class B
                           -------------------------------------- --------------
                                                                    Contingent
                            Sales     Affiliated   Non-affiliated Deferred Sales
Fund                       Charges  Broker-dealers Broker-dealers    Charges
----                       -------- -------------- -------------- --------------
U.S. Government Securities $ 19,950    $ 9,709        $  6,868       $ 80,232
GNMA......................  113,548     46,045          46,025        383,575
Strategic Bond............   93,238     16,274          60,470        145,780
High Yield Bond...........  152,270     20,974         106,141        119,159
Core Bond.................   12,743      3,351           7,252          8,884
Tax Exempt Insured........   39,794     16,268          16,694         18,577

                              Class C
                           --------------
                             Contingent
                           Deferred Sales
Fund                          Charges
----                       --------------
U.S. Government Securities    $10,753
GNMA......................     66,061
Strategic Bond............     14,413
High Yield Bond...........     45,831
Core Bond.................      2,221
Tax Exempt Insured........      3,076

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2004 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                     Payable at
                                        Expenses September 30, 2004
                                        -------- ------------------
Core Bond Fund Class A................. 160,717       $28,098
Core Bond Fund Class B.................   5,719           929
Core Bond Fund Class C.................   5,374           862
Core Bond Fund Class I.................   2,579           339
Core Bond Fund Class Z.................      --            --
U.S. Government Securities Fund Class A 211,814        34,370
U.S. Government Securities Fund Class B  35,882         5,585
U.S. Government Securities Fund Class C  14,126         2,217
GNMA Fund Class A...................... 369,811        61,465
GNMA Fund Class B...................... 135,351        21,182
GNMA Fund Class C......................  81,459        12,027
GNMA Fund Class X......................   9,839         1,723
Strategic Bond Class A.................  47,173         7,975
Strategic Bond Class B.................  38,654         6,485
Strategic Bond Class C.................  23,967         4,087
High Yield Bond Class A................ 118,130        21,659
High Yield Bond Class B................  74,396        12,010
High Yield Bond Class C................  55,512         9,808
High Yield Bond Class Z................      --            --
Tax Exempt Insured Fund Class A........  72,232        11,764
Tax Exempt Insured Fund Class B........  15,438         2,292
Tax Exempt Insured Fund Class C........   6,412         1,071

   At September 30, 2004, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of Core Bond Fund and High Yield Bond Fund. Affiliate funds of the SunAmerica Focused Funds, Inc. owned 45%, 8%, 5% and 92% of the outstanding Class A Shares of GNMA Fund, U.S. Government Securities Fund, High Yield Bond Fund, and Core Bond Fund, respectively.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2004 were as follows:

                                              U.S. Government                              High     Tax Exempt
                                  Core Bond     Securities        GNMA      Strategic   Yield Bond   Insured
                                    Fund           Fund           Fund      Bond Fund      Fund        Fund
                                 ------------ --------------- ------------ ----------- ------------ -----------
Purchases (excluding U.S.
 government securities)......... $116,098,032  $         --   $         -- $90,064,527 $163,096,878 $65,174,811
Sales (excluding U.S. government
 securities)....................  104,472,733            --             --  78,373,762  132,073,309  67,654,725
Purchases of U.S. government
 securities.....................   77,824,769   338,201,019    568,156,396  23,201,982           --   2,206,820
Sales of U.S. government
 securities.....................   95,480,221   380,452,053    718,398,499  25,631,302           --   2,248,680

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, Fund mergers, treatment of defaulted securities and derivative transactions.

                                         Distributable Earnings                    Tax Distributions
                                    For the year ended March 31, 2004      For the year ended March 31, 2004
                                ----------------------------------------- ------------------------------------
                                             Long-term       Unrealized
                                Ordinary   Gains/Capital    Appreciation   Ordinary     Long-term
                                 Income  Loss Carryforward (Depreciation)   Income    Capital Gains Tax Exempt
                                -------- ----------------- -------------- ----------- ------------- ----------
Core Bond Fund................. $225,952   $   2,408,211     $2,541,194   $ 9,138,662  $       --   $       --
U.S. Government Securities Fund  188,740      (9,473,697)     4,567,615     8,059,030          --           --
GNMA Fund......................  195,646        (333,039)     7,809,721    21,435,452   2,290,943           --
Strategic Bond Fund............  527,492     (36,270,706)     6,068,759     5,771,394          --           --
High Yield Bond Fund...........  290,774    (119,235,552)     7,471,117    23,821,470          --           --
Tax Exempt Insured Fund........  644,786         516,899      4,908,813     4,169,977   1,421,597    2,499,752

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                             Government                                             Tax Exempt
                                                Core Bond    Securities                  Strategic    High Yield     Insured
                                                  Fund          Fund        GNMA Fund    Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  -----------  ------------  -----------
Cost......................................... $213,342,205  $264,782,054  $681,561,285  $96,946,318  $319,080,815  $77,493,355
                                              ============  ============  ============  ===========  ============  ===========
Appreciation.................................    2,728,449     2,887,017     2,432,817    7,174,511    20,009,446    4,877,881
Depreciation.................................   (1,727,640)   (1,405,796)     (877,390)  (3,285,761)  (16,770,548)     (16,261)
                                              ------------  ------------  ------------  -----------  ------------  -----------
Unrealized appreciation (depreciation) -- net $  1,000,809  $  1,481,221  $  1,555,427  $ 3,888,750  $  3,238,898  $ 4,861,620
                                              ============  ============  ============  ===========  ============  ===========

   For Federal income tax purposes, the Fund's indicated below have capital loss carryforwards, which expire in the year indicated, as of March 31, 2004, which are available to offset future capital gains, if any:

                                                     Capital Loss Carryforward
                     -----------------------------------------------------------------------------------------
Fund                    2005       2006       2007       2008        2009        2010        2011       2012
----                 ---------- ---------- ---------- ----------- ----------- ----------- ----------- --------
U.S. Government
 Securities Fund.... $1,212,612 $       -- $  997,836 $ 7,263,249 $        -- $        -- $        -- $     --
GNMA Fund...........         --         --         --          --          --          --          --  333,039
Strategic Bond Fund.         --  3,866,240  5,489,442   4,808,434   5,601,470   6,464,175  10,040,945       --
High Yield Bond Fund         --    332,457  8,018,288  18,397,433  11,242,842  32,249,552  48,994,980       --

   Included in the capital loss carryforward amounts at March 31, 2004 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $   997,836
North American Strategic Income Fund..........   9,347,515
North American High Yield Bond Fund...........  13,574,972
North American Municipal Bond Fund............          --

   As a result of reorganizations into some of these portfolios during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


   The Fund's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2004:

                                Capital Loss
Fund                              Utilized
----                            ------------
Core Bond Fund................. $ 4,465,152
U.S. Government Securities Fund   1,647,446
Strategic Bond Fund............   3,757,332
High Yield Bond Fund...........  14,023,345

   As of March 31, 2004, Strategic Bond Fund had $14,474,804 of capital loss carryforwards that expired.

   As of March 31, 2004, GNMA Fund had post October 31, 2003 capital loss deferrals of $50,562. The High Yield Bond Fund had post October 31, 2003 currency loss deferrals of $8,548.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                                    Core Bond Fund
                     ---------------------------------------------------------------------------------------------------------
                                            Class A                                               Class B
                     ---------------------------------------------------   ---------------------------------------------------
                              For the                                              For the
                         six months ended                For the               six months ended                For the
                        September 30, 2004             year ended             September 30, 2004             year ended
                            (unaudited)              March 31, 2004              (unaudited)               March 31, 2004
                     ------------------------  -------------------------   ----------------------   --------------------------
                       Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold.........  2,591,833* $ 26,394,403* 12,157,837** $126,019,538**   37,698   $   385,444      230,410    $  2,390,630
Reinvested shares...    292,736     2,989,490     166,183      1,724,538      6,254        63,695        9,326          96,502
Shares redeemed..... (1,195,170)  (12,126,812)   (954,192)    (9,874,674)   (93,554)*    (951,520)*   (396,722)**   (4,094,764)**
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease).........  1,689,399  $ 17,257,081  11,369,828   $117,869,402    (49,602)  $  (502,381)    (156,986)   $ (1,607,632)
                     ==========  ============  ==========   ============   ========   ===========   ==========    ============

                                                                    Core Bond Fund
                     ---------------------------------------------------------------------------------------------------------
                                           Class C+                                               Class I
                     ---------------------------------------------------   ---------------------------------------------------
                              For the                                              For the
                         six months ended                For the               six months ended                For the
                        September 30, 2004             year ended             September 30, 2004             year ended
                            (unaudited)              March 31, 2004              (unaudited)               March 31, 2004
                     ------------------------  -------------------------   ----------------------   --------------------------
                       Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold.........     37,968  $    385,796     311,782   $  3,235,617     22,609   $   230,661      794,446    $  8,247,779
Reinvested shares...      7,075        72,138       8,152         84,453      4,848        49,474       48,795         505,629
Shares redeemed.....    (97,805)     (998,118)   (352,835)    (3,659,430)  (143,650)   (1,451,626)  (2,544,683)    (26,520,623)
                     ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease).........    (52,762) $   (540,184)    (32,901)  $   (339,360)  (116,193)  $(1,171,491)  (1,701,442)   $(17,767,215)
                     ==========  ============  ==========   ============   ========   ===========   ==========    ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 4,559 shares of Class B shares in the amount of $46,282 to 4,547 shares of Class A shares in the amount of $46,282.
** Includes automatic conversion of 11,101 shares of Class B shares in the amount of $115,303 to 11,069 shares of Class A shares in the amount of $115,303.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

                                    Core Bond Fund
                -----------------------------------------------------
                                        Class Z
                -----------------------------------------------------
                         For the
                    six months ended                 For the
                   September 30, 2004              year ended
                       (unaudited)               March 31, 2004
                ------------------------  ---------------------------
                  Shares       Amount        Shares         Amount
                ----------  ------------  -----------   -------------
Shares sold....         --  $         --           --   $          --
Reinvested
 shares........    128,182     1,308,551      638,407       6,619,027
Shares redeemed (3,452,872)  (35,300,000) (19,744,617)   (204,600,000)
                ----------  ------------  -----------   -------------
Net increase
 (decrease).... (3,324,690) $(33,991,449) (19,106,210)  $(197,980,973)
                ==========  ============  ===========   =============

                                                       U.S. Government Securities Fund
                -----------------------------------------------------------------------------------------------------------
                                        Class A                                                Class B
                -----------------------------------------------------   ---------------------------------------------------
                         For the                                                For the
                    six months ended                 For the                six months ended                For the
                   September 30, 2004              year ended              September 30, 2004             year ended
                       (unaudited)               March 31, 2004               (unaudited)               March 31, 2004
                ------------------------  ---------------------------   ----------------------   --------------------------
                  Shares       Amount        Shares         Amount        Shares      Amount        Shares         Amount
                ----------  ------------  -----------   -------------   --------   -----------   ----------    ------------
Shares sold....  1,315,241* $ 12,229,937*   8,249,574** $  79,163,236**  134,741   $ 1,255,239      604,504    $  5,811,186
Reinvested
 shares........    277,314     2,588,182      485,614       4,631,195     38,511       359,481       95,405         911,700
Shares redeemed (3,034,470)  (28,304,611)  (9,407,755)    (89,858,298)  (789,130)*  (7,373,566)* (3,402,329)**  (32,359,944)**
                ----------  ------------  -----------   -------------   --------   -----------   ----------    ------------
Net increase
 (decrease).... (1,441,915) $(13,486,492)    (672,567)  $  (6,063,867)  (615,878)  $(5,758,846)  (2,702,420)   $(25,637,058)
                ==========  ============  ===========   =============   ========   ===========   ==========    ============

                            U.S. Government Securities Fund
                -----------------------------------------------------
                                       Class C+
                -----------------------------------------------------
                         For the
                    six months ended                 For the
                   September 30, 2004              year ended
                       (unaudited)               March 31, 2004
                ------------------------  ---------------------------
                  Shares       Amount        Shares         Amount
                ----------  ------------  -----------   -------------
Shares sold....    156,170  $  1,469,108      769,814   $   7,424,108
Reinvested
 shares........     15,359       143,159       40,198         383,624
Shares redeemed   (444,222)   (4,144,930)  (1,765,228)    (16,815,629)
                ----------  ------------  -----------   -------------
Net increase
 (decrease)....   (272,693) $ (2,532,663)    (955,216)  $  (9,007,897)
                ==========  ============  ===========   =============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 80,609 shares of Class B shares in the amount of $752,738 to 80,651 shares of Class A shares in the amount of $752,738.
** Includes automatic conversion of 246,879 shares of Class B shares in the amount of $2,357,940 to 246,951 shares of Class A shares in the amount of $2,357,940.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

                                                                    GNMA Fund
                --------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                -----------------------------------------------------   ------------------------------------------------------
                         For the                                                  For the
                    six months ended                 For the                 six months ended                  For the
                   September 30, 2004              year ended               September 30, 2004               year ended
                       (unaudited)               March 31, 2004                 (unaudited)                March 31, 2004
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....  4,495,804* $ 49,890,665*  20,547,588** $ 235,257,794**    285,011   $  3,182,018    2,951,236    $ 34,058,784
Reinvested
 shares........    437,949     4,859,041    1,035,426      11,718,293      101,115      1,124,040      377,158       4,280,751
Shares redeemed (4,537,605)  (50,439,716) (14,030,583)   (159,555,489)  (2,085,234)*  (23,165,800)* (7,691,285)**  (87,771,353)**
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....    396,148  $  4,309,990    7,552,431   $  87,420,598   (1,699,108)  $(18,859,742)  (4,362,891)   $(49,431,818)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                                                    GNMA Fund
                --------------------------------------------------------------------------------------------------------------
                                       Class C+                                                  Class I
                -----------------------------------------------------   ------------------------------------------------------
                         For the                                                  For the
                    six months ended                 For the                 six months ended                  For the
                   September 30, 2004              year ended               September 30, 2004               year ended
                       (unaudited)               March 31, 2004                 (unaudited)                March 31, 2004
                ------------------------  ---------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares         Amount         Shares        Amount        Shares         Amount
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Shares sold....    500,288  $  5,599,759    3,729,057   $  43,094,583           --   $         --         (126)   $     (1,423)
Reinvested
 shares........     62,323       693,279      274,348       3,116,823           --             --           78             877
Shares redeemed (2,494,139)  (27,758,143)  (8,127,227)    (92,785,359)          --             --       (3,502)        (39,640)
                ----------  ------------  -----------   -------------   ----------   ------------   ----------    ------------
Net increase
 (decrease).... (1,931,528) $(21,465,105)  (4,123,822)  $ (46,573,953)          --   $         --       (3,550)   $    (40,186)
                ==========  ============  ===========   =============   ==========   ============   ==========    ============

                                       GNMA Fund
                -----------------------------------------------------
                                        Class X
                -----------------------------------------------------
                         For the
                    six months ended                 For the
                   September 30, 2004              year ended
                       (unaudited)               March 31, 2004
                ------------------------  ---------------------------
                  Shares       Amount        Shares         Amount
                ----------  ------------  -----------   -------------
Shares sold....    141,626  $  1,575,468      407,941   $   4,654,916
Reinvested
 shares........     13,787       153,270       26,729         302,771
Shares redeemed    (54,439)     (607,788)     (49,150)       (558,441)
                ----------  ------------  -----------   -------------
Net increase
 (decrease)....    100,974  $  1,120,950      385,520   $   4,399,246
                ==========  ============  ===========   =============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 56,121 shares of Class B shares in the amount of $625,323 to 56,272 shares of Class A shares in the amount of $625,323.
** Includes automatic conversion of 149,977 shares of Class B in the amount of $1,707,937 to 149,914 shares of Class A shares in the amount of $1,707,937.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)

                                                             Strategic Bond Fund
                ----------------------------------------------------------------------------------------------------------
                                      Class A                                                Class B
                --------------------------------------------------   -----------------------------------------------------
                        For the                                               For the
                    six months ended               For the                six months ended                 For the
                   September 30, 2004            year ended              September 30, 2004              year ended
                      (unaudited)              March 31, 2004               (unaudited)                March 31, 2004
                -----------------------  -------------------------   ------------------------   --------------------------
                  Shares       Amount       Shares        Amount        Shares       Amount        Shares         Amount
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Shares sold....  2,422,390* $ 8,085,010*  4,819,218** $ 15,918,204**  1,510,174   $ 5,012,342    4,759,644    $ 15,630,339
Reinvested
 shares........    251,739      838,522     467,498      1,542,884      183,119       609,449      333,984       1,103,198
Shares redeemed (1,994,952)  (6,622,078) (4,479,867)   (14,659,821)  (2,015,665)*  (6,726,299)* (3,552,293)**  (11,726,594)**
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Net increase
 (decrease)....    679,177  $ 2,301,454     806,849   $  2,801,267     (322,372)  $(1,104,508)   1,541,335    $  5,006,943
                ==========  ===========  ==========   ============   ==========   ===========   ==========    ============

                                                             Strategic Bond Fund
                ----------------------------------------------------------------------------------------------------------
                                      Class C+                                               Class I
                --------------------------------------------------   -----------------------------------------------------
                        For the                                               For the
                    six months ended               For the                six months ended                 For the
                   September 30, 2004            year ended              September 30, 2004              year ended
                      (unaudited)              March 31, 2004               (unaudited)                March 31, 2004
                -----------------------  -------------------------   ------------------------   --------------------------
                  Shares       Amount       Shares        Amount        Shares       Amount        Shares         Amount
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Shares sold....  1,174,333  $ 3,935,211   3,749,967   $ 12,469,971           --   $        --           --    $         --
Reinvested
 shares........    111,263      371,970     188,761        626,355       29,881        99,113       70,772         233,826
Shares redeemed (1,000,436)  (3,328,060) (2,151,437)    (7,085,839)  (1,122,765)   (3,817,402)          --              --
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Net increase
 (decrease)....    285,160  $   979,121   1,787,291   $ (6,010,487)  (1,092,884)  $(3,718,289)      70,772    $    233,826
                ==========  ===========  ==========   ============   ==========   ===========   ==========    ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 119,673 shares of Class B shares in the amount of $399,625 to 119,673 shares of Class A shares in the amount of $399,625.
** Includes automatic conversion of 426,671 shares of Class B shares in the amount of $1,417,374 to 424,151 shares of Class A shares in the amount of $1,417,374.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (continued)


                                                              High Yield Bond Fund
                --------------------------------------------------------------------------------------------------------------
                                        Class A                                                  Class B
                -----------------------------------------------------   ------------------------------------------------------
                         For the                                                  For the
                     six months ended                For the                 six months ended                  For the
                    September 30, 2004              year ended              September 30, 2004               year ended
                       (unaudited)                March 31, 2004                (unaudited)                March 31, 2004
                -------------------------  --------------------------   -------------------------   --------------------------
                   Shares       Amount        Shares         Amount        Shares        Amount        Shares         Amount
                -----------  ------------  -----------   ------------   ----------   ------------   ----------    ------------
Shares sold....  22,465,486* $ 94,123,148*  24,186,781** $ 97,119,896**  1,564,253   $  6,560,918    8,482,068    $ 34,228,906
Reinvested
 shares........     623,552     2,616,002    1,176,656      4,828,068      274,131      1,150,471      657,839       2,698,352
Shares redeemed (16,434,574)  (68,168,872) (21,361,447)   (86,944,156)  (3,578,904)*  (14,937,069)* (7,449,571)**  (30,359,369)**
                -----------  ------------  -----------   ------------   ----------   ------------   ----------    ------------
Net increase...
(decrease).....   6,654,464  $ 28,570,278    4,001,990   $ 15,003,808   (1,740,520)  $ (7,225,680)   1,690,336    $  6,567,889
                ===========  ============  ===========   ============   ==========   ============   ==========    ============

                                                              High Yield Bond Fund
                --------------------------------------------------------------------------------------------------------------
                                       Class C+                                                  Class I
                -----------------------------------------------------   ------------------------------------------------------
                         For the                                                  For the
                     six months ended                For the                 six months ended                  For the
                    September 30, 2004              year ended              September 30, 2004               year ended
                       (unaudited)                March 31, 2004                (unaudited)                March 31, 2004
                -------------------------  --------------------------   -------------------------   --------------------------
                   Shares       Amount        Shares         Amount        Shares        Amount        Shares         Amount
                -----------  ------------  -----------   ------------   ----------   ------------   ----------    ------------
Shares sold....   3,321,932  $ 14,006,916   10,265,844   $ 41,606,962           --   $         --       50,125    $    199,923
Reinvested
 shares........     236,289       989,622      460,883      1,902,362           --             --          227             905
Shares redeemed  (2,940,239)  (12,383,976)  (5,858,398)   (23,969,331)          --             --      (54,097)       (219,345)
                -----------  ------------  -----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....     617,982  $  2,612,562    4,868,329   $ 19,539,993           --   $         --       (3,745)   $    (18,517)
                ===========  ============  ===========   ============   ==========   ============   ==========    ============

                                 High Yield Bond Fund
                -----------------------------------------------------
                                        Class Z
                -----------------------------------------------------
                         For the
                     six months ended                For the
                    September 30, 2004              year ended
                       (unaudited)                March 31, 2004
                -------------------------  --------------------------
                   Shares       Amount        Shares         Amount
                -----------  ------------  -----------   ------------
Shares sold....          --  $         --           --   $         --
Reinvested
 shares........     845,232     3,547,651    1,634,144      6,692,758
Shares redeemed          --            --           --             --
                -----------  ------------  -----------   ------------
Net increase
 (decrease)....     845,232  $ $3,547,651    1,634,144   $  6,692,758
                ===========  ============  ===========   ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 380,444 shares of Class B shares in the amount of $1,603,426 to 381,349 of shares of Class A shares in the amount of $1,603,426.
** Includes automatic conversion of 702,453 shares of Class B shares in the amount of $2,892,417 to 704,002 shares of Class A shares in the amount of $2,892,417.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2004 -- (unaudited) (continued)


                                                       Tax Exempt Insured Fund
                ---------------------------------------------------------------------------------------------------
                                     Class A                                             Class B
                ------------------------------------------------   ------------------------------------------------
                       For the                                             For the
                   six months ended              For the               six months ended              For the
                  September 30, 2004           year ended             September 30, 2004            year ended
                     (unaudited)             March 31, 2004              (unaudited)              March 31, 2004
                ---------------------  -------------------------   ----------------------   -----------------------
                 Shares      Amount       Shares        Amount       Shares      Amount       Shares        Amount
                --------  -----------  ----------   ------------   --------   -----------   --------    -----------
Shares sold....  116,321* $ 1,506,845*    682,967** $  9,118,210**   18,240   $   238,010    114,501    $ 1,538,768
Reinvested
 shares........   48,215      620,817     223,173      2,932,244      7,505        96,614     43,442        569,970
Shares redeemed (455,528)  (5,852,913) (1,529,607)   (20,408,255)  (488,522)*  (6,344,415)* (321,289)**  (4,281,374)**
                --------  -----------  ----------   ------------   --------   -----------   --------    -----------
Net increase
 (decrease).... (290,992) $(3,725,251)   (623,467)  $ (8,357,801)  (462,777)  $(6,009,791)  (163,346)   $(2,172,636)
                ========  ===========  ==========   ============   ========   ===========   ========    ===========

                             Tax Exempt Insured Fund
                ------------------------------------------------
                                     Class C+
                ------------------------------------------------
                       For the
                   six months ended              For the
                  September 30, 2004           year ended
                     (unaudited)             March 31, 2004
                ---------------------  -------------------------
                 Shares      Amount       Shares        Amount
                --------  -----------  ----------   ------------
Shares sold....   48,112  $   612,807     138,250   $  1,836,415
Reinvested
 shares........    3,080       39,695      15,551        204,119
Shares redeemed  (42,663)    (552,510)   (196,573)    (2,629,076)
                --------  -----------  ----------   ------------
Net increase
 (decrease)....    8,529  $    99,992     (42,772)  $   (588,542)
                ========  ===========  ==========   ============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 29,593 shares of Class B shares in the amount of $383,328 to 29,607 shares of Class A shares in the amount of $383,328.
** Includes automatic conversion of 85,689 shares of Class B shares in the amount of $1,140,500 to 85,710 shares of Class A shares in the amount of $1,140,500.

Note 7. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2004, the following Funds had borrowings:

                                                       Weighted
                        Days     Interest Average Debt Average
Fund                 Outstanding Charges    Utilized   Interest
----                 ----------- -------- ------------ --------
High Yield Bond Fund     10       $1,940   $4,040,317    1.69%

Note 8. Interfund Lending Agreement

   The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2004 none of the Funds participated in this program.

Note 9. Trustees Retirement Plan

   The Trustees of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of

        SunAmerica Income Funds
        TRUSTEE INFORMATION -- September 30, 2004 -- (unaudited)

   consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liability are included in the Trustees fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees on the Statement of Operations.

                                Retirement Retirement Retirement
                                   Plan       Plan       Plan
                                Liability   Expense    Payments
                                ---------- ---------- ----------
                                    As of September 30, 2004
                                --------------------------------
Core Bond Fund.................  $ 21,035    $1,673     $  432
U.S. Government Securities Fund   108,541     1,855      5,440
GNMA Fund......................    43,582     4,025      1,175
Strategic Bond Fund............    26,052       708      1,236
High Yield Bond Fund...........    46,235     2,192      1,862
Tax Exempt Insured Fund........    32,801       674      1,523

The following table contains basic information regarding the Trustees that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                Number of
                        Position     Term of                                     Funds in
        Name,          Held With    Office and                                 Fund Complex
     Address and       SunAmerica   Length of        Principal Occupations     Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)      During Past 5 Years       Trustee(1)       Held by Trustee(2)
---------------------- ---------- -------------- ----------------------------- ------------ -----------------------------
Jeffrey S. Burum        Trustee    2004-present  Founder and CEO of                 32      None
DOB: February 27, 1963                           National Housing
                                                 Development Corp.

Dr. Judith L. Craven    Trustee    2001-present  Retired.                           73      Director, A.G. Belo
DOB: October 6, 1945                                                                        Corporation (1992 to
                                                                                            present); Director, Sysco
                                                                                            Corporation (1996 to
                                                                                            present); Director, Luby's
                                                                                            Inc. (1998 to present);
                                                                                            Director, University of Texas
                                                                                            Board of Regents
                                                                                            (2001-Present).

William F. Devin        Trustee    2001-present  Retired.                           73      Member of the Board of
DOB: December 30, 1938                                                                      Governors, Boston Stock
                                                                                            Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   1986-present  Attorney, solo practitioner.       46      Director, North European Oil
DOB: March 7, 1940      of the                                                              Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-present  Partner and Member of              46      None
DOB: May 10, 1943                                Managing Directors, Beau
                                                 Brummell-Soho, LLC
                                                 (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present).

Peter A. Harbeck(3)     Trustee    1995-present  President, CEO and Director,       82      None
DOB: January 23, 1954                            AIG SunAmerica Asset
                                                 Management Corp.
                                                 ("SAAMCo") (August 1995
                                                 to present); Director, AIG
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (August 1993 to present).

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust
    (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 portfolios), VALIC Company II (15 funds), Seasons Series Trust (19 portfolios) and AIG Series Trust (4 funds).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

77


        SunAmerica Income Funds
        TRUSTEE INFORMATION -- September 30, 2004 -- (unaudited)

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992


Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                                                PORTFOLIO HOLDINGS
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. The Trust is required to
 Dr. Judith L. Craven       Harborside Financial                    file its com-plete
 William F. Devin             Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the SEC for
 Jeffrey S. Burum           Jersey City, NJ                         its first and third
                              07311-4992                            fis-cal quarters on Form
Officers                                                            N-Q for fiscal quarters
 Robert M. Zakem,          Distributor                              ending after July 9,
   President                AIG SunAmerica Capital                  2004. Once filed, the
 Donna M. Handel,             Services, Inc.                        Trust's Form N-Q will be
   Treasurer                Harborside Financial                    available without charge
 Michael Cheah, Vice          Center                                on the SEC's website at
   President                3200 Plaza 5                            www.sec.gov. You can also
 J. Steven Neamtz, Vice     Jersey City, NJ                         obtain copies of Form N-Q
   President                  07311-4992                            by (i) visiting the SEC's
 Joseph P. Kelly,                                                   Public Reference Room in
   Secretary               Shareholder Servicing                    Washington DC
 Stacey V. Morrison,       Agent                                    (information on the
   Assistant Secretary      AIG SunAmerica Fund                     operation of the Public
 Gregory R. Kingston,         Services, Inc.                        Reference Room may be
   Vice President and       Harborside Financial                    obtained by calling
   Assistant Treasurer        Center                                1-800-SEC-0330); (ii)
 Robert A. Chopyak,         3200 Plaza 5                            sending your request and
   Assistant Treasurer      Jersey City, NJ                         a duplicating fee to the
                              07311-4992                            SEC's Public Reference
                                                                    Room, Washington, DC
                           Custodian and Transfer                   20549-0102 or (iii)
                           Agent                                    sending your request
                            State Street Bank and                   electronically to
                              Trust Company                         publicinfo.sec.gov.
                            P.O. Box 419572
                            Kansas City, MO                         PROXY VOTING RECORD ON
                              64141-6572                            FUND PORTFOLIO SECURITIES
                                                                    Information regarding how
                           VOTING PROXIES ON FUND                   the Trust voted proxies
                           PORTFOLIO SECURITIES                     related to securities
                           A description of the                     held in the Fund's during
                           policies and proce-dures                 the six month period
                           that the Trust uses to                   ended September 30, 2004
                           determine how to vote                    is available (i) without
                           proxies relating to                      charge, upon request, by
                           secu-rities held in the                  calling (800) 858-8850 or
                           Fund's portfolio which is                (ii) on the SEC's website
                           available in the Trust's                 at http://www.sec.gov.
                           State-ment of Additional
                           Information, may be                      This report is submitted
                           obtained without charge                  solely for the general
                           upon re-quest, by calling                information of
                           (800) 858-8850. The                      shareholders of the Fund.
                           information is also                      Distribution of this
                           available from the EDGAR                 report to persons other
                           database on the                          than shareholders of the
                           Securities and Exchange                  Fund is authorized only
                           Commission's website at                  in connection with a
                           http://www.sec.gov.                      currently effective
                                                                    propsectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

[LOGO] AIG Sun America
Mutual Funds

Distributed by:
AIG SunAmerica Capital Services, Inc.

INSAN-9/04

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1) Not applicable.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
Vincent M. Marra
President

Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
Vincent M. Marra
President

Date: December 9, 2004

By: /s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: December 9, 2004